[GRAPHIC]

ANNUAL REPORT OCTOBER 31, 2002

JPMORGAN FUNDS

INTERNATIONAL EQUITY FUNDS

FLEMING EUROPEAN FUND

FLEMING JAPAN FUND

FLEMING INTERNATIONAL GROWTH FUND

FLEMING INTERNATIONAL VALUE FUND

FLEMING INTERNATIONAL OPPORTUNITIES FUND

FLEMING EMERGING MARKETS EQUITY FUND

FLEMING ASIA EQUITY FUND

SELECT INTERNATIONAL EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

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CONTENTS

President's Letter                                  1

Fund Commentaries
   Fleming European Fund                            3

   Fleming Japan Fund                               7

   Fleming International Growth Fund               10

   Fleming International Value Fund                13

   Fleming International Opportunities Fund        17

   Fleming Emerging Markets Equity Fund            20

   Fleming Asia Equity Fund                        23

   Select International Equity Fund                26

Portfolio of Investments                           30

Financial Statements                               60

Notes to Financial Statements                      72

Financial Highlights                              100


HIGHLIGHTS

- Sharp declines through summer months.

- Difficult environment for corporate profits.

- International equities outperform U.S equities.

- International equities better value than U.S. equities.


NOT FDIC INSURED      May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P.Morgan Fund Distributors, Inc.

JPMORGAN INTERNATIONAL EQUITY FUNDS

PRESIDENT'S LETTER                                             NOVEMBER 25, 2002

DEAR SHAREHOLDER:
We are pleased to present this annual report for the JPMorgan Fleming International Equity Funds. Inside, you'll find information detailing the performance of each Fund for the year ended October 31, 2002, along with a report from the Portfolio Managers.

WEAK ECONOMIC GROWTH HURTS EQUITY PRICES
International equity markets experienced extreme volatility in the 12 months ended October 31, 2002. After initial relief that the terrorist attacks of September 11th had not dealt a devastating blow to the U.S. economy, investors realized that corporate profitability was unlikely to match their expectations. This caused stock markets to fall swiftly in the second half of the year, with sharp declines occurring in the summer months.

From a macro economic perspective, growth was lackluster almost everywhere, and companies had little pricing power. Consumer spending and the service sector were the chief sources of demand, with capital expenditure remaining weak. Consequently, this was a difficult environment for companies to sustain profits.

As market conditions worsened in the summer, we believe international markets took their direction from the United States. However, this became a positive towards the end of the period when better than expected third quarter U.S. corporate profits triggered a rally that was mirrored throughout much of the world. This coincided with a more conciliatory U.S. standpoint with respect to Iraq, which helped to reduce the war risk premium as well as the price of oil.

INTERNATIONAL EQUITIES OUTPERFORM
Even given these conditions, international equities outperformed the U.S. market. While the S&P 500 Index fell 15.1% in the period, the MSCI All Country World Free Index (ex-U.S.) declined by a lesser 10.9%. Within the international universe, Europe and Japan were the worst performing major markets. By contrast, the smaller Asian markets stood out as relatively sound performers, with smaller declines thanks to a combination of continued economic growth, improving corporate returns and low valuations.

OUTLOOK
Our view continues to be that the leadership of global equity markets may have passed from U.S. equities to international equities. Simply put, relatively cheap valuations mean that earnings growth is less expensive in international markets than the United States. Additionally, we believe there is opportunity for improvement in corporate efficiency in international markets, which should serve as a boost to profitability.

Over the next few years, investors may earn higher returns through investing in international equities, while also benefiting from diversifying their portfolios.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

JPMORGAN FLEMING EUROPEAN FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming European Fund significantly outperformed its benchmark with a total return of 2.1% (A shares, without sales charges) for the year ended October 31, 2002. This compares to a total return of -13.9% for the MSCI Europe Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?
A: October ended with many European stock markets close to six-year lows. However, your Fund's performance was significantly above the benchmark during the period, producing positive returns despite intense global stock market weakness.

The Fund benefited from its concentration on attractively valued stocks with strong earnings momentum, high dividend yields and strong balance sheets, such as Finnish oil producer, Fortum, and Belgian energy producer, Electrabel.

Industrial stocks were also well supported, with the Fund benefiting most from holdings in the paper sector where exposure to Dutch paper products producer, Buhrmann, and Finnish paper giants, UPM-Kymmene and M-Real, worked well.

Also, holdings in Dutch construction company, Volker Wessel, and Swedish auto component makers, SKF and Trelleborg, contributed to performance after all three companies released strong results during the first quarter.

In the financials sector, the Fund was helped by positions in Italian bank, Capitalia, and Swiss insurance group, Zurich Financial Services. Both stocks were trading on attractive valuations following heavy previous declines, which were not justified by the economic and stock market outlook.

Finally, the Fund's performance was boosted by currency returns, with the euro appreciating against the U.S. dollar during the period as economic prospects and capital flows moved in favor of the European currency. We expect the euro to remain well supported, which will continue to boost returns for U.S. investors.

Q: HOW WAS THE FUND MANAGED?
A: The Fund is managed using a barbell strategy, which focuses on the best European value and momentum stocks. During the review period, the Fund benefited from its exposure to both styles. However, for the most part the portfolio had a bias towards cheaper stocks with high dividend yields and solid earnings prospects, as the uncertain economic environment caused investors to switch from more expensive, high-growth areas of the market.

Q: WHAT IS THE OUTLOOK?
A: We believe that if the recent stock market rally is to be maintained and built upon, the European Central Bank will need to provide some stimulus to the economy by cutting interest rates. With the economic situation looking poor in the major

                                   (UNAUDITED)

As of October 31, 2002


European economies, any rate cut aimed at boosting growth is likely to have a very positive effect on investor sentiment, especially as European equities continue to trade at a significant valuation discount to the U.S.

                                   (UNAUDITED)

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As of October 31, 2002

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom             17.1%
Finland                    14.7%
Germany                    11.3%
Sweden                      9.6%
The Netherlands             9.3%
France                      8.4%
Italy                       8.3%
Spain                       7.4%
Denmark                     3.6%
Portugal                    2.6%
Australia                   2.4%
Greece                      2.2%
Luxembourg                  1.6%
Belgium                     1.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. STORA ENSO OYJ (FINLAND), CLASS R (5.1%)
 2. UPM-KYMMENE OYJ (FINLAND) (4.7%)
 3. TELIA AB (SWEDEN) (4.1%)
 4. SONERA OYJ (FINLAND) (3.9%)
 5. TELECOM ITALIA SPA-RNC (ITALY) (3.8%)
 6. TDC A/S (DENMARK) (3.6%)
 7. LONMIN PLC (UNITED KINGDOM) (3.5%)
 8. ENIRO AB (SWEDEN) (3.3%)
 9. ENDESA SA (SPAIN) (3.1%)
10. XSTRATA PLC (UNITED KINGDOM) (3.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 38.1% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($20,057,459). AS OF OCTOBER 31, 2002 THE FUND HELD 63 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                                                             SINCE
                                                         INCEPTION
                           1 YEAR    3 YEARS    5 YEARS  (11/2/95)
------------------------------------------------------------------
  Class A Shares
    Without Sales Charge    2.08%    (3.27%)      4.43%      9.80%
    With Sales Charge*     (3.78%)   (5.16%)      3.20%      8.87%
------------------------------------------------------------------
  Class B Shares
    Without CDSC            1.20%    (3.98%)      3.66%      9.00%
    With CDSC**            (3.80%)   (4.83%)      3.34%      9.00%
------------------------------------------------------------------
  Class C Shares
    Without CDSC            1.20%    (4.02%)      3.64%      8.99%
    With CDSC***            0.20%    (4.02%)      3.64%      8.99%
------------------------------------------------------------------
  Institutional Shares      2.62%    (3.03%)      4.59%      9.91%
------------------------------------------------------------------
  Select Shares             2.24%    (3.20%)      4.48%      9.83%
------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period and 2% CDSC for the five year period and 0% for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

LIFE OF FUND PERFORMANCE (11/2/95 TO 10/31/02)

          JPMORGAN FLEMING EUROPEAN              MSCI       LIPPER EUROPEAN
               FUND (A SHARES)               EUROPE INDEX     FUNDS INDEX
 11/2/95                $     9,425            $   10,000         $  10,000
11/30/95                $     9,444            $   10,000         $  10,000
12/31/95                $     9,598            $   10,317         $  10,210
 1/31/96                $     9,664            $   10,384         $  10,287
 2/29/96                $    10,013            $   10,573         $  10,633
 3/31/96                $    10,333            $   10,700         $  10,887
 4/30/96                $    10,532            $   10,777         $  11,097
 5/31/96                $    10,701            $   10,860         $  11,378
 6/30/96                $    11,099            $   10,979         $  11,483
 7/31/96                $    10,720            $   10,842         $  11,175
 8/31/96                $    10,966            $   11,164         $  11,540
 9/30/96                $    11,223            $   11,399         $  11,686
10/31/96                $    11,385            $   11,663         $  11,930
11/30/96                $    11,936            $   12,254         $  12,433
12/31/96                $    12,296            $   12,492         $  12,711
 1/31/97                $    12,451            $   12,526         $  12,843
 2/28/97                $    12,730            $   12,691         $  13,036
 3/31/97                $    12,988            $   13,101         $  13,341
 4/30/97                $    12,905            $   13,036         $  13,172
 5/31/97                $    13,060            $   13,592         $  13,693
 6/30/97                $    13,836            $   14,272         $  14,338
 7/31/97                $    14,363            $   14,941         $  14,758
 8/31/97                $    13,732            $   14,088         $  14,035
 9/30/97                $    14,788            $   15,455         $  15,298
10/31/97                $    14,592            $   14,694         $  14,659
11/30/97                $    14,541            $   14,921         $  14,769
12/31/97                $    14,924            $   15,465         $  15,113
 1/31/98                $    15,760            $   16,108         $  15,676
 2/28/98                $    17,182            $   17,368         $  16,968
 3/31/98                $    18,580            $   18,605         $  18,253
 4/30/98                $    19,142            $   18,966         $  18,672
 5/31/98                $    19,643            $   19,351         $  19,141
 6/30/98                $    19,824            $   19,564         $  19,197
 7/31/98                $    20,603            $   19,951         $  19,563
 8/31/98                $    17,179            $   17,441         $  16,738
 9/30/98                $    16,461            $   16,743         $  15,801
10/31/98                $    17,323            $   18,083         $  16,906
11/30/98                $    18,257            $   19,045         $  17,869
12/31/98                $    19,128            $   19,877         $  18,702
 1/31/99                $    20,145            $   19,750         $  19,035
 2/28/99                $    18,981            $   19,248         $  18,479
 3/31/99                $    18,945            $   19,458         $  18,531
 4/30/99                $    19,587            $   20,038         $  19,061
 5/31/99                $    18,569            $   19,076         $  18,369
 6/30/99                $    18,932            $   19,399         $  18,835
 7/31/99                $    19,271            $   19,579         $  19,152
 8/31/99                $    19,478            $   19,779         $  19,307
 9/30/99                $    19,515            $   19,626         $  19,096
10/31/99                $    20,024            $   20,349         $  19,744
11/30/99                $    22,727            $   20,898         $  21,116
12/31/99                $    26,025            $   23,040         $  23,844
 1/31/00                $    25,715            $   21,400         $  23,076
 2/29/00                $    28,207            $   22,515         $  26,256
 3/31/00                $    27,615            $   23,057         $  26,275
 4/30/00                $    25,999            $   22,040         $  24,851
 5/31/00                $    25,050            $   21,860         $  24,349
 6/30/00                $    25,396            $   22,330         $  24,926
 7/31/00                $    24,865            $   21,972         $  24,734
 8/31/00                $    24,656            $   21,713         $  24,828
 9/30/00                $    23,423            $   20,697         $  23,547
10/31/00                $    22,053            $   20,540         $  22,831
11/30/00                $    20,869            $   19,745         $  21,609
12/31/00                $    22,194            $   21,105         $  23,232
 1/31/01                $    22,125            $   21,116         $  23,163
 2/28/01                $    20,893            $   19,262         $  21,210
 3/31/01                $    18,906            $   17,825         $  19,348
 4/30/01                $    19,838            $   19,092         $  20,629
 5/31/01                $    19,413            $   18,160         $  19,834
 6/30/01                $    18,454            $   17,474         $  19,027
 7/31/01                $    18,139            $   17,518         $  18,835
 8/31/01                $    18,632            $   17,062         $  18,351
 9/30/01                $    17,181            $   15,359         $  16,292
10/31/01                $    17,756            $   15,848         $  16,862
11/30/01                $    19,386            $   16,483         $  17,592
12/31/01                $    19,454            $   16,905         $  17,967
 1/31/02                $    18,838            $   16,021         $  17,180
 2/28/02                $    19,331            $   16,018         $  17,192
 3/31/02                $    20,249            $   16,886         $  18,052
 4/30/02                $    20,824            $   16,758         $  18,003
 5/31/02                $    21,399            $   16,706         $  18,014
 6/30/02                $    21,070            $   16,126         $  17,531
 7/31/02                $    19,713            $   14,331         $  15,699
 8/31/02                $    19,315            $   14,328         $  15,594
 9/30/02                $    17,918            $   12,443         $  13,662
10/31/02                $    18,125            $   13,646         $  14,708

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/2/95.

Returns for the Institutional and Select Shares prior to 9/10/01 (offering date of the Institutional and Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Institutional and Select Shares.

Returns for the Class B Shares prior to 11/3/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Class C Shares prior to 11/1/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming European Fund, MSCI Europe Index, and Lipper European Funds Index from November 2, 1995 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Europe Index is a replica (or model) of the performance of the European markets. The Lipper European Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN FLEMING JAPAN FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming Japan Fund, which seeks total return from long-term capital growth, fell 16.3% (A shares, no sales charge) during the year ended October 31, 2002. This compares with a decline of 16.6% in the MSCI Japan Index (in U.S. dollars).

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?
A: After rising 1.2% in dollar terms for the first half of the fiscal year, the MSCI Japan Index fell 17.8% over the last six months. For much of the first half, the economic outlook for Japan appeared to be brightening, helped by a global economy which remained more resilient than expected following the terrorist attacks in New York in September 2001. From March onwards, however, the outlook for Japanese equities became less clear. Further deterioration of U.S. and European economic data started to put pressure on Japan's export sector, a trend compounded by dollar weakness.

Against this backdrop, performance was strongest in the first six months, which was ideally suited to the portfolio manager's strategy of buying Japanese companies with world-class managements and healthy returns on capital, many of which are in the technology and export sectors. Holdings such as Canon, Honda, Sumitomo Bakelite, and Koyo Seiko all rose by 30% or more.

However, second half worries about the U.S. economy started to depress the prices of the stocks which had helped so much in the first half.

Additionally, because of the manager's views on the quality and valuations of Japanese banks, construction and railway companies, none of these are held in the portfolio. Yet rhetoric-fuelled optimism about solutions to the banking crisis caused many of these so-called `asset sectors' to outperform the index.

Q: HOW WAS THE FUND MANAGED?
A: The investment manager's approach is based simply on investing in world-class companies with real growth prospects, where management is committed to returning a portion of that growth to shareholders.

Q: WHAT IS THE OUTLOOK?
A: Given that many larger Japanese companies rely on overseas business for a substantial portion of their profits, and that robust exports were a major source of the recovery in spring 2002, the direction of the U.S., European and Asian economies is very important. Within Japan, a solution to the problems in the banking sector is urgently needed, although the government's propensity to obfuscate on the issue seems likely to mean only slow changes. From a corporate and a valuations standpoint, the outlook is much brighter. Internationally, competitive companies such as Toyota continue to take market share from American companies in their home market.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                37.4%
Technology                               29.3%
Industrial Products & Services           21.7%
Finance & Insurance                       4.8%
Pharmaceuticals                           3.8%
Telecommunications                        2.1%
REITs                                     0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. TOYOTA MOTOR CORP. (5.5%)
 2. MATSUSHITA ELECTRIC INDUSTRIAL CO., LTD (5.3%)
 3. CANON, INC (4.6%)
 4. FUJI PHOTO FILM CO., LTD (3.5%)
 5. MABUCHI MOTOR CO., LTD (3.3%)
 6. ADVANTEST CORP. (2.5%)
 7. NINTENDO CO., LTD (2.4%)
 8. MITSUBISHI CORP. (2.4%)
 9. KYORIN PHARMACEUTICAL CO., LTD (2.2%)
10. SUMITOMO CORP. (2.2%)

TOP 10 EQUITY HOLDINGS COMPRISED 33.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($269,702). AS OF OCTOBER 31, 2002 THE FUND HELD 63 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE
                                                           INCEPTION
                            1 YEAR    3 YEARS    5 YEARS   (11/2/95)
----------------------------------------------------------------------
  Class A Shares
    Without Sales Charge   (16.26%)  (23.36%)    (13.27%)   (10.00%)
    With Sales Charge*     (21.03%)  (24.85%)    (14.29%)   (10.76%)
----------------------------------------------------------------------
  Class B Shares
    Without CDSC           (17.15%)  (23.92%)    (13.87%)   (10.64%)
    With CDSC**            (21.30%)  (24.69%)    (14.21%)   (10.64%)
----------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period and 2% CDSC for the five year period and 0% for the period since inception.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

LIFE OF FUND PERFORMANCE (11/2/95 TO 10/31/02)

             JPMORGAN FLEMING JAPAN         MSCI           TOKYO STOCK EXCHANGE           LIPPER JAPAN
                FUND (A SHARES)         JAPAN INDEX     (TOPIX) 1ST SECTION INDEX      EQUITY FUNDS INDEX
 11/2/95               $      9,425       $  10,000                $       10,000             $    10,000
11/30/95               $      9,425       $  10,000                $       10,000             $    10,000
12/31/95               $      9,679       $  10,511                $       10,479             $    10,417
 1/31/96               $      9,802       $  10,373                $       10,338             $    10,455
 2/29/96               $      9,604       $  10,189                $       10,168             $    10,231
 3/31/96               $     10,038       $  10,548                $       10,544             $    10,512
 4/30/96               $     10,518       $  11,149                $       11,246             $    11,176
 5/31/96               $     10,057       $  10,574                $       10,697             $    10,800
 6/30/96               $     10,179       $  10,630                $       10,744             $    10,969
 7/31/96               $      9,699       $  10,154                $       10,216             $    10,489
 8/31/96               $      9,190       $   9,700                $        9,782             $    10,108
 9/30/96               $      9,473       $  10,036                $       10,086             $    10,309
10/31/96               $      8,879       $   9,363                $        9,409             $     9,741
11/30/96               $      8,973       $   9,541                $        9,479             $     9,780
12/31/96               $      8,605       $   8,882                $        8,749             $     9,423
 1/31/97               $      8,470       $   7,916                $        7,806             $     8,823
 2/28/97               $      8,768       $   8,101                $        7,957             $     8,917
 3/31/97               $      8,633       $   7,834                $        7,696             $     8,763
 4/30/97               $      8,951       $   8,119                $        7,880             $     9,104
 5/31/97               $      9,779       $   9,015                $        8,853             $    10,168
 6/30/97               $     10,260       $   9,688                $        9,423             $    10,550
 7/31/97               $     10,789       $   9,393                $        9,050             $    10,564
 8/31/97               $      9,573       $   8,579                $        8,239             $     9,428
 9/30/97               $      9,718       $   8,449                $        8,006             $     9,256
10/31/97               $      9,187       $   7,662                $        7,392             $     8,736
11/30/97               $      9,033       $   7,191                $        6,831             $     8,141
12/31/97               $      8,745       $   6,780                $        6,293             $     7,653
 1/31/98               $      8,643       $   7,385                $        6,961             $     8,329
 2/28/98               $      8,368       $   7,423                $        7,016             $     8,311
 3/31/98               $      8,205       $   6,918                $        6,572             $     7,918
 4/30/98               $      8,094       $   6,891                $        6,481             $     7,970
 5/31/98               $      8,185       $   6,512                $        6,172             $     7,757
 6/30/98               $      8,114       $   6,603                $        6,209             $     7,825
 7/31/98               $      8,022       $   6,516                $        6,122             $     7,981
 8/31/98               $      7,279       $   5,773                $        5,489             $     7,327
 9/30/98               $      7,086       $   5,615                $        5,390             $     7,093
10/31/98               $      6,526       $   6,557                $        6,248             $     7,557
11/30/98               $      6,821       $   6,857                $        6,541             $     8,119
12/31/98               $      7,025       $   7,122                $        6,777             $     8,387
 1/31/99               $      6,913       $   7,174                $        6,807             $     8,496
 2/28/99               $      6,689       $   7,017                $        6,641             $     8,459
 3/31/99               $      7,616       $   7,990                $        7,562             $     9,557
 4/30/99               $      7,921       $   8,323                $        7,917             $    10,181
 5/31/99               $      7,575       $   7,854                $        7,527             $     9,854
 6/30/99               $      8,206       $   8,598                $        8,270             $    11,358
 7/31/99               $      8,929       $   9,456                $        9,108             $    12,479
 8/31/99               $      9,132       $   9,389                $        9,393             $    13,113
 9/30/99               $      9,631       $   9,959                $       10,030             $    13,921
10/31/99               $     10,018       $  10,387                $       10,621             $    14,495
11/30/99               $     10,537       $  10,832                $       11,386             $    15,915
12/31/99               $     11,260       $  11,505                $       11,928             $    17,371
 1/31/00               $     10,476       $  11,007                $       11,311             $    16,312
 2/29/00               $     10,394       $  10,722                $       11,094             $    16,488
 3/31/00               $     10,934       $  11,606                $       11,830             $    17,088
 4/30/00               $     10,089       $  10,733                $       10,852             $    15,340
 5/31/00               $      9,193       $  10,187                $       10,060             $    14,171
 6/30/00               $      9,682       $  10,887                $       10,704             $    15,238
 7/31/00               $      8,460       $   9,633                $        9,436             $    13,208
 8/31/00               $      9,152       $  10,256                $       10,086             $    14,537
 9/30/00               $      8,979       $   9,746                $        9,711             $    13,583
10/31/00               $      8,266       $   9,181                $        9,017             $    12,241
11/30/00               $      8,083       $   8,800                $        8,777             $    11,504
12/31/00               $      7,442       $   8,265                $        8,022             $    10,331
 1/31/01               $      7,422       $   8,167                $        7,980             $    10,547
 2/28/01               $      6,800       $   7,799                $        7,556             $     9,789
 3/31/01               $      6,739       $   7,567                $        7,306             $     9,693
 4/30/01               $      7,146       $   8,081                $        7,929             $    10,313
 5/31/01               $      7,238       $   8,062                $        7,908             $    10,338
 6/30/01               $      6,759       $   7,581                $        7,481             $     9,748
 7/31/01               $      6,240       $   7,017                $        6,835             $     8,856
 8/31/01               $      5,976       $   6,841                $        6,652             $     8,419
 9/30/01               $      5,375       $   6,202                $        6,184             $     7,352
10/31/01               $      5,385       $   6,189                $        6,229             $     7,682
11/30/01               $      5,599       $   6,257                $        6,140             $     7,775
12/31/01               $      5,253       $   5,834                $        5,668             $     7,492
 1/31/02               $      4,937       $   5,377                $        5,229             $     6,898
 2/28/02               $      5,212       $   5,601                $        5,454             $     7,118
 3/31/02               $      5,569       $   5,922                $        5,787             $     7,656
 4/30/02               $      5,752       $   6,266                $        6,096             $     7,926
 5/31/02               $      6,017       $   6,657                $        6,529             $     8,346
 6/30/02               $      5,701       $   6,310                $        6,186             $     7,975
 7/31/02               $      5,212       $   5,871                $        5,831             $     7,494
 8/31/02               $      5,080       $   5,809                $        5,749             $     7,366
 9/30/02               $      4,764       $   5,549                $        5,496             $     6,990
10/31/02               $      4,510       $   5,163                $        5,113             $     6,496

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/2/95.

Returns for the Class B Shares prior to 11/3/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming Japan Fund, MSCI Japan Index, Tokyo Stock Exchange (TOPIX) 1st Section Index and Lipper Japan Equity Funds Index from November 2, 1995 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Japan Index is a replica (or model) of the performance of the Japan Equity Markets. The Tokyo Stock Exchange (TOPIX) 1st Section Index, also known as the Tokyo Price Index, is an unmanaged capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The Lipper Japan Equity Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN FLEMING INTERNATIONAL GROWTH FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming International Growth Fund, which seeks to provide long-term capital growth from a portfolio of established international growth stocks, declined 13.4% (A shares, no sales charge) in the year ended October 31, 2002. This compares with a fall of 11.7% for the MSCI EAFE Growth Index (in U.S. dollars).

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: The past 12 months have been a time of anemic economic growth, with profit expansion difficult to come by. While companies demonstrating sustainable earnings growth have been rewarded by upward valuation movements, those that have disappointed have been severely punished. As a result, there has been considerable disparity in share price performance.

Your manager was not able to avoid all of the poor performers during the period, but equally identified a number of relatively strong performers. Before fees, the Fund performed broadly in line with its MSCI EAFE Growth benchmark.

Among the biggest contributors was Samsung Electronics, one of the world's most profitable DRAM manufacturers, where the stock rose more than 100%. Spanish tobacco company Altadis was a relatively strong performer thanks to both its defensive economics and restructuring gains. Also in Europe, Scandinavian bank Nordea contributed, both as a relatively defensive bank and following restructuring gains. But this was a year in which what you did not own was as important as what you did. We successfully avoided two of Europe's worst performing stocks -- German financial services group Allianz, and Swedish mobile phone company Ericsson.

From a negative perspective, some stocks detracted from performance. Software companies Dassault Systems and Logica both fell as their valuations were reduced to reflect lower earnings growth prospects. Takefuji, Japan's largest consumer finance company, suffered as a result of bad loans and sluggish growth. Additionally, the stock price of French basic materials group St-Gobain was hit following asbestos claims.

Q: HOW WAS THE FUND MANAGED?
A: Your manager continued to add value through proprietary fundamental research at both the local and global sector levels. Sector risk was kept to a minimum.

Q: WHAT IS THE OUTLOOK?
A: While the outlook for economic growth remains subdued, the United States and other major economies appear unlikely to sink back into recession. We prefer international equities to U.S. equities on valuation grounds, and within the international arena favor European stocks to Japanese for the same reason. Corporate bond spreads are likely to offer the first indication of brighter prospects for equities, with a tightening signaling improving corporate cashflow.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom             32.4%
France                     16.9%
Japan                      14.4%
South Korea                 7.2%
Germany                     5.5%
The Netherlands             4.3%
Finland                     3.8%
Hong Kong                   2.9%
Switzerland                 2.6%
Sweden                      2.0%
Italy                       1.8%
Belgium                     1.7%
Taiwan                      1.7%
Spain                       1.6%
Brazil                      1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. VODAFONE GROUP PLC (UNITED KINGDOM) (4.9%)
 2. AVENTIS SA (FRANCE) (4.8%)
 3. TOTAL FINA ELF SA (FRANCE) (4.5%)
 4. GLAXOSMITHKLINE PLC (UNITED KINGDOM) (4.4%)
 5. NOKIA OYJ (FINLAND) (3.8%)
 6. CANON, INC. (JAPAN) (3.5%)
 7. AVIVA PLC (UNITED KINGDOM) (3.4%)
 8. ROYAL BANK OF SCOTLAND GROUP PLC (UNITED KINGDOM) (3.4%)
 9. BARCLAYS PLC (UNITED KINGDOM) (3.0%)
10. SAMSUNG ELECTRONICS CO., LTD (SOUTH KOREA), GDR (3.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 38.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,227,062). AS OF OCTOBER 31, 2002 THE FUND HELD 44 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                                                 SINCE INCEPTION
                                       1 YEAR       (12/29/00)
------------------------------------------------------------------
  Class A Shares
    Without Sales Charge              (13.43%)       (22.49%)
    With Sales Charge*                (18.41%)       (24.95%)
------------------------------------------------------------------
  Class B Shares
    Without CDSC                      (13.77%)       (22.90%)
    With CDSC**                       (18.08%)       (24.59%)
------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 3% CDSC for the period since inception.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

LIFE OF FUND PERFORMANCE (12/29/00 TO 10/31/02)

           JPMORGAN FLEMING INTERNATIONAL     MSCI EAFE      LIPPER INTERNATIONAL
              GROWTH FUND (A SHARES)         GROWTH INDEX        FUNDS INDEX
12/29/00                       $    9,425      $   10,000               $  10,000
12/31/00                       $    9,425      $   10,000               $  10,000
 1/31/01                       $    9,595      $    9,972               $  10,059
 2/28/01                       $    8,624      $    8,960               $   9,353
 3/31/01                       $    7,907      $    8,340               $   8,695
 4/30/01                       $    8,633      $    8,911               $   9,224
 5/31/01                       $    8,275      $    8,552               $   9,001
 6/30/01                       $    7,845      $    8,136               $   8,747
 7/31/01                       $    7,543      $    7,939               $   8,520
 8/31/01                       $    7,307      $    7,577               $   8,348
 9/30/01                       $    6,429      $    6,860               $   7,438
10/31/01                       $    6,816      $    7,133               $   7,640
11/30/01                       $    7,316      $    7,500               $   7,925
12/31/01                       $    7,533      $    7,543               $   8,066
 1/31/02                       $    7,137      $    7,136               $   7,740
 2/28/02                       $    7,156      $    7,233               $   7,848
 3/31/02                       $    7,543      $    7,508               $   8,264
 4/30/02                       $    7,524      $    7,548               $   8,321
 5/31/02                       $    7,439      $    7,563               $   8,440
 6/30/02                       $    7,203      $    7,368               $   8,107
 7/31/02                       $    6,438      $    6,583               $   7,298
 8/31/02                       $    6,428      $    6,532               $   7,304
 9/30/02                       $    5,494      $    5,964               $   6,517
10/31/02                       $    5,901      $    6,301               $   6,855

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 12/29/00.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming International Growth Fund, MSCI EAFE Growth Index and Lipper International Funds Index from December 29, 2000 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE Growth Index is a market capitalization-weighted index representing all 20 developed markets that make up that index. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN FLEMING INTERNATIONAL VALUE FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming International Value Fund (formerly JPMorgan Fleming International Equity Fund), seeks to provide high total return from a portfolio of foreign company equity securities, fell 13.9% (Institutional shares) during the year ended October 31, 2002. This compares with a decline of 11.3% for the Salomon Smith Barney PMI Value EPAC Index (in U.S. dollars).

Q: WHY DID THE FUND PERFORM THIS WAY?
A: The past 12 months have seen wildly divergent performance in the prices of foreign stocks. As in the U.S., the balance sheets and earnings expectations of many companies have been discredited in a much tougher economic environment. At the same time, a number of companies have demonstrated resilient earnings growth and been rewarded with stock price strength.

The Fund trailed its benchmark Salomon Smith Barney PMI Value EPAC Index, in a period when it was exposed to a few of the stocks that fell sharply as a result of negative news. Performance was also harmed by volatile cash flows in and out of the portfolio.

From a sector perspective, the portfolio outperformed in technology, energy and banks. By contrast, it underperformed in transport, media and retail.

At the individual stock level, one of the best performing holdings was Dutch insurance company Aegon, which rallied as investors realized that unlike its peers it had relatively little exposure to falling equity prices. We bought Scandinavian telecom equipment company Nokia just before a rally in the stock price. The Fund also benefited from holding defensive European household products group Reckitt Benckiser and Russian oil company Lukoil.

On the negative side, Vivendi Universal fell sharply following questions over corporate strategy and concerns about the media conglomerate's financial strength. Shares in Aviva, the U.K. insurance company, moved lower in sympathy with declining equity prices. Additionally, the Fund suffered from not owning shares of bank company HSBC, which performed well.

Q: HOW WAS THE FUND MANAGED?
A: The portfolio's mandate was changed in January from a core style to value. This was reflected by a shift in the portfolio's components. Additionally, portfolio concentration has been increased, with the number of holdings falling from about 100 to about 50.

Q: WHAT IS THE OUTLOOK?
A: We believe that international equities -- particularly European equities -- offer better value than U.S. equities. With this in mind, we believe that value stocks should outperform for the foreseeable future. From a fundamental perspective, there is great opportunity in Europe to cut corporate costs and improve

                                   (UNAUDITED)

As of October 31, 2002


returns on equity. This is particularly attractive in an environment where sales growth is difficult to achieve. In Japan, there are a number of Japanese companies with world-class managements and strong positions in global markets.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom             23.5%
Japan                      15.3%
France                     12.3%
Switzerland                10.8%
The Netherlands             8.2%
Spain                       7.5%
Australia                   5.3%
South Korea                 3.8%
Finland                     3.3%
Singapore                   2.8%
United States               2.7%
Germany                     2.1%
Russia                      1.3%
Mexico                      1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. TOTAL FINA ELF SA (FRANCE) 4.1%)
 2. AEGON NV (THE NETHERLANDS) (3.8%)
 3. BP PLC (UNITED KINGDOM) (3.6%)
 4. NOKIA OYJ (FINLAND) (3.3%)
 5. ROYAL BANK OF SCOTLAND GROUP PLC (UNITED KINGDOM) (3.2%)
 6. UNILEVER PLC (UNITED KINGDOM) (3.1%)
 7. DBS GROUP HOLDINGS LTD (SINGAPORE) (2.8%)
 8. NOVARTIS AG (SWITZERLAND) (2.8%)
 9. MATSUSHITA ELECTRIC INDUSTRIAL CO., LTD (JAPAN) (2.8%)
10. BNP PARIBAS (FRANCE) (2.7%)

TOP 10 EQUITY HOLDINGS COMPRISED 32.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($14,820,248). AS OF OCTOBER 31, 2002 THE FUND HELD 49 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------------------
  Class A Shares
    Without Sales Charge    (14.34%)  (15.98%)  (5.00%)       1.95%
    With Sales Charge*      (19.22%)  (17.63%)  (6.12%)       1.35%
-------------------------------------------------------------------
  Class B Shares
    Without CDSC            (14.72%)  (16.07%)  (5.06%)       1.92%
    With CDSC**             (18.92%)  (16.88%)  (5.38%)       1.92%
-------------------------------------------------------------------
  Institutional Shares      (13.89%)  (15.48%)  (4.60%)       2.28%
-------------------------------------------------------------------
  Select Shares             (14.09%)  (15.87%)  (4.92%)       1.99%
-------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the ten year period.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

10-YEAR PERFORMANCE (10/31/92 TO 10/31/02)

             JPMORGAN FLEMING INTERNATIONAL         SSB PMI             SSB             MSCI       LIPPER INTERNATIONAL
            VALUE FUND (INSTITUTIONAL SHARE)    VALUE EPAC INDEX    VALUE INDEX      EAFE INDEX          FUNDS INDEX
10/31/92                      $    3,000,000        $  3,000,000    $ 3,000,000    $  3,000,000            $  3,000,000
11/30/92                      $    3,035,100        $  3,022,200    $ 3,013,344    $  3,028,200            $  3,015,900
12/31/92                      $    3,057,863        $  3,038,520    $ 3,032,754    $  3,043,947            $  3,053,297
 1/31/93                      $    3,011,995        $  3,047,635    $ 3,038,516    $  3,043,642            $  3,064,594
 2/28/93                      $    3,093,018        $  3,136,017    $ 3,130,105    $  3,135,560            $  3,133,241
 3/31/93                      $    3,361,183        $  3,494,150    $ 3,479,782    $  3,408,981            $  3,314,969
 4/30/93                      $    3,639,825        $  3,824,697    $ 3,802,770    $  3,732,493            $  3,486,685
 5/31/93                      $    3,742,104        $  3,898,513    $ 3,877,376    $  3,811,249            $  3,567,227
 6/30/93                      $    3,629,092        $  3,792,084    $ 3,776,385    $  3,751,794            $  3,496,953
 7/31/93                      $    3,784,417        $  3,969,933    $ 3,947,129    $  3,883,106            $  3,607,806
 8/31/93                      $    3,953,581        $  4,164,062    $ 4,133,643    $  4,092,794            $  3,846,643
 9/30/93                      $    3,850,788        $  4,066,623    $ 4,033,562    $  4,000,706            $  3,832,410
10/31/93                      $    3,935,505        $  4,182,522    $ 4,155,479    $  4,123,928            $  4,021,731
11/30/93                      $    3,595,477        $  3,850,011    $ 3,834,614    $  3,763,497            $  3,862,069
12/31/93                      $    3,807,611        $  4,112,967    $ 4,093,611    $  4,035,221            $  4,249,434
 1/31/94                      $    4,127,831        $  4,474,086    $ 4,449,050    $  4,376,197            $  4,514,174
 2/28/94                      $    4,104,715        $  4,451,268    $ 4,420,542    $  4,363,944            $  4,405,382
 3/31/94                      $    3,946,683        $  4,294,583    $ 4,261,626    $  4,175,858            $  4,203,616
 4/30/94                      $    4,108,892        $  4,480,968    $ 4,438,435    $  4,352,914            $  4,315,012
 5/31/94                      $    4,136,011        $  4,476,039    $ 4,436,312    $  4,328,103            $  4,308,539
 6/30/94                      $    4,136,011        $  4,560,636    $ 4,509,098    $  4,389,129            $  4,240,464
 7/31/94                      $    4,182,334        $  4,612,171    $ 4,564,598    $  4,431,265            $  4,371,070
 8/31/94                      $    4,232,522        $  4,709,950    $ 4,671,654    $  4,536,286            $  4,522,309
 9/30/94                      $    4,081,844        $  4,575,245    $ 4,545,188    $  4,393,393            $  4,405,634
10/31/94                      $    4,178,176        $  4,751,392    $ 4,710,776    $  4,539,693            $  4,484,495
11/30/94                      $    3,981,384        $  4,505,270    $ 4,468,763    $  4,321,333            $  4,275,069
12/31/94                      $    4,036,327        $  4,530,950    $ 4,493,934    $  4,348,558            $  4,218,210
 1/31/95                      $    3,880,121        $  4,365,117    $ 4,327,740    $  4,181,573            $  4,008,987
 2/28/95                      $    3,837,052        $  4,327,141    $ 4,298,625    $  4,169,447            $  4,007,784
 3/31/95                      $    4,016,626        $  4,616,194    $ 4,580,065    $  4,429,620            $  4,113,189
 4/30/95                      $    4,133,911        $  4,787,916    $ 4,750,809    $  4,596,174            $  4,264,555
 5/31/95                      $    4,052,060        $  4,748,655    $ 4,719,875    $  4,541,479            $  4,306,347
 6/30/95                      $    3,958,457        $  4,658,431    $ 4,635,867    $  4,462,003            $  4,322,711
 7/31/95                      $    4,212,194        $  4,969,614    $ 4,937,626    $  4,739,986            $  4,560,460
 8/31/95                      $    4,134,268        $  4,760,890    $ 4,738,374    $  4,559,393            $  4,483,389
 9/30/95                      $    4,169,410        $  4,873,247    $ 4,845,127    $  4,648,301            $  4,558,261
10/31/95                      $    4,075,598        $  4,731,923    $ 4,710,473    $  4,523,262            $  4,463,449
11/30/95                      $    4,169,337        $  4,891,862    $ 4,868,783    $  4,649,008            $  4,509,869
12/31/95                      $    4,357,791        $  5,096,831    $ 5,065,305    $  4,836,363            $  4,640,656
 1/31/96                      $    4,410,084        $  5,086,127    $ 5,063,486    $  4,856,192            $  4,750,175
 2/29/96                      $    4,394,208        $  5,100,877    $ 5,073,797    $  4,872,703            $  4,770,601
 3/31/96                      $    4,494,396        $  5,223,808    $ 5,196,624    $  4,976,005            $  4,845,022
 4/30/96                      $    4,638,666        $  5,386,791    $ 5,358,573    $  5,120,806            $  5,002,970
 5/31/96                      $    4,582,538        $  5,316,224    $ 5,293,368    $  5,026,584            $  4,997,467
 6/30/96                      $    4,634,779        $  5,355,564    $ 5,329,155    $  5,054,732            $  5,042,944
 7/31/96                      $    4,478,124        $  5,214,177    $ 5,192,681    $  4,907,134            $  4,872,996
 8/31/96                      $    4,494,245        $  5,262,148    $ 5,247,271    $  4,917,930            $  4,936,345
 9/30/96                      $    4,614,691        $  5,402,121    $ 5,390,417    $  5,048,747            $  5,046,919
10/31/96                      $    4,586,541        $  5,378,352    $ 5,392,236    $  4,997,250            $  5,026,732
11/30/96                      $    4,751,198        $  5,597,251    $ 5,623,635    $  5,196,140            $  5,262,988
12/31/96                      $    4,727,442        $  5,536,241    $ 5,554,792    $  5,129,110            $  5,309,829
 1/31/97                      $    4,618,711        $  5,295,968    $ 5,341,286    $  4,949,591            $  5,316,732
 2/28/97                      $    4,668,593        $  5,387,058    $ 5,433,178    $  5,030,764            $  5,412,964
 3/31/97                      $    4,710,143        $  5,426,923    $ 5,455,924    $  5,048,875            $  5,441,653
 4/30/97                      $    4,726,629        $  5,431,264    $ 5,468,965    $  5,075,634            $  5,465,596
 5/31/97                      $    4,989,902        $  5,836,980    $ 5,875,354    $  5,406,058            $  5,773,856
 6/30/97                      $    5,206,963        $  6,167,353    $ 6,197,432    $  5,703,932            $  6,051,001
 7/31/97                      $    5,261,115        $  6,241,978    $ 6,290,841    $  5,796,336            $  6,245,238
 8/31/97                      $    4,881,263        $  5,865,586    $ 5,914,780    $  5,363,349            $  5,794,957
 9/30/97                      $    5,127,766        $  6,187,020    $ 6,242,317    $  5,663,697            $  6,166,993
10/31/97                      $    4,756,003        $  5,766,303    $ 5,835,018    $  5,228,159            $  5,698,918
11/30/97                      $    4,722,711        $  5,667,699    $ 5,736,757    $  5,174,831            $  5,651,047
12/31/97                      $    4,795,913        $  5,698,305    $ 5,775,576    $  5,219,852            $  5,695,125
 1/31/98                      $    4,969,525        $  5,967,835    $ 6,027,295    $  5,458,400            $  5,832,947
 2/28/98                      $    5,241,358        $  6,330,082    $ 6,406,996    $  5,808,829            $  6,203,339
 3/31/98                      $    5,401,744        $  6,605,441    $ 6,689,648    $  5,987,741            $  6,540,181
 4/30/98                      $    5,486,551        $  6,643,092    $ 6,729,984    $  6,035,044            $  6,640,900
 5/31/98                      $    5,490,941        $  6,653,721    $ 6,736,656    $  6,005,472            $  6,654,181
 6/30/98                      $    5,526,632        $  6,699,631    $ 6,768,803    $  6,051,114            $  6,596,290
 7/31/98                      $    5,539,896        $  6,758,588    $ 6,793,065    $  6,112,230            $  6,697,213
 8/31/98                      $    4,792,010        $  5,818,469    $ 5,820,764    $  5,354,925            $  5,733,484
 9/30/98                      $    4,533,720        $  5,590,966    $ 5,625,758    $  5,190,529            $  5,555,173
10/31/98                      $    4,992,533        $  6,218,273    $ 6,248,383    $  5,731,382            $  5,963,478
11/30/98                      $    5,237,666        $  6,537,270    $ 6,564,092    $  6,024,828            $  6,262,248
12/31/98                      $    5,450,315        $  6,657,556    $ 6,678,427    $  6,262,207            $  6,416,300
 1/31/99                      $    5,445,955        $  6,586,320    $ 6,622,624    $  6,243,420            $  6,455,439
 2/28/99                      $    5,308,173        $  6,504,650    $ 6,531,945    $  6,094,827            $  6,289,534
 3/31/99                      $    5,542,263        $  6,869,561    $ 6,893,753    $  6,348,981            $  6,498,976
 4/30/99                      $    5,771,713        $  7,294,099    $ 7,336,535    $  6,606,115            $  6,801,828
 5/31/99                      $    5,505,637        $  6,900,218    $ 6,941,367    $  6,265,900            $  6,548,800
 6/30/99                      $    5,767,154        $  7,123,785    $ 7,163,364    $  6,510,270            $  6,859,213
 7/31/99                      $    5,946,513        $  7,356,733    $ 7,383,846    $  6,703,625            $  7,012,174
 8/31/99                      $    5,973,867        $  7,438,393    $ 7,461,484    $  6,728,428            $  7,067,570
 9/30/99                      $    5,996,568        $  7,468,146    $ 7,489,992    $  6,796,385            $  7,090,186
10/31/99                      $    6,226,236        $  7,715,342    $ 7,732,309    $  7,051,250            $  7,337,633
11/30/99                      $    6,497,077        $  7,767,806    $ 7,779,620    $  7,295,928            $  7,875,482
12/31/99                      $    7,097,407        $  8,211,348    $ 8,221,189    $  7,951,103            $  8,843,379
 1/31/00                      $    6,707,760        $  7,490,392    $ 7,523,959    $  7,446,208            $  8,326,041
 2/29/00                      $    7,034,428        $  7,407,248    $ 7,443,288    $  7,646,511            $  8,875,560
 3/31/00                      $    7,154,716        $  7,943,533    $ 7,978,872    $  7,943,195            $  8,898,636
 4/30/00                      $    6,726,864        $  7,672,659    $ 7,722,604    $  7,525,383            $  8,334,463
 5/31/00                      $    6,496,133        $  7,670,357    $ 7,734,735    $  7,341,764            $  8,105,265
 6/30/00                      $    6,736,490        $  8,015,523    $ 8,086,535    $  7,628,827            $  8,480,539
 7/31/00                      $    6,495,997        $  7,711,735    $ 7,810,251    $  7,309,179            $  8,205,769
 8/31/00                      $    6,495,997        $  7,872,139    $ 8,004,650    $  7,372,769            $  8,344,447
 9/30/00                      $    6,154,308        $  7,597,401    $ 7,695,613    $  7,013,715            $  7,857,966
10/31/00                      $    5,904,443        $  7,497,875    $ 7,563,385    $  6,848,191            $  7,590,795
11/30/00                      $    5,625,753        $  7,293,183    $ 7,339,871    $  6,591,384            $  7,270,463
12/31/00                      $    5,837,281        $  7,654,925    $ 7,703,801    $  6,825,378            $  7,541,651
 1/31/01                      $    5,821,521        $  7,632,726    $ 7,696,522    $  6,821,965            $  7,586,147
 2/28/01                      $    5,362,785        $  7,262,538    $ 7,290,740    $  6,310,318            $  7,053,600
 3/31/01                      $    4,988,462        $  6,795,557    $ 6,819,450    $  5,889,420            $  6,557,732
 4/30/01                      $    5,347,133        $  7,260,373    $ 7,280,125    $  6,298,735            $  6,956,442
 5/31/01                      $    5,194,205        $  7,083,946    $ 7,120,603    $  6,076,389            $  6,788,096
 6/30/01                      $    4,946,441        $  6,904,014    $ 6,941,367    $  5,827,865            $  6,596,672
 7/31/01                      $    4,803,984        $  6,730,723    $ 6,768,197    $  5,721,798            $  6,425,158
 8/31/01                      $    4,735,287        $  6,664,762    $ 6,691,165    $  5,577,036            $  6,296,012
 9/30/01                      $    4,281,646        $  5,978,292    $ 6,011,524    $  5,012,082            $  5,609,747
10/31/01                      $    4,365,995        $  6,084,107    $ 6,107,966    $  5,140,392            $  5,761,771
11/30/01                      $    4,524,044        $  6,234,993    $ 6,281,136    $  5,330,072            $  5,976,685
12/31/01                      $    4,557,522        $  6,265,545    $ 6,312,374    $  5,361,520            $  6,083,070
 1/31/02                      $    4,353,801        $  5,981,089    $ 6,043,368    $  5,076,823            $  5,837,314
 2/28/02                      $    4,300,249        $  6,053,460    $ 6,105,237    $  5,112,361            $  5,919,037
 3/31/02                      $    4,568,154        $  6,398,507    $ 6,444,602    $  5,388,939            $  6,232,154
 4/30/02                      $    4,654,036        $  6,501,523    $ 6,542,256    $  5,424,506            $  6,275,779
 5/31/02                      $    4,777,368        $  6,681,616    $ 6,720,279    $  5,493,398            $  6,365,522
 6/30/02                      $    4,563,341        $  6,418,360    $ 6,447,938    $  5,274,760            $  6,114,084
 7/31/02                      $    4,124,348        $  5,815,676    $ 5,835,018    $  4,754,142            $  5,503,899
 8/31/02                      $    4,092,178        $  5,831,378    $ 5,858,674    $  4,743,207            $  5,508,302
 9/30/02                      $    3,610,120        $  5,186,428    $ 5,220,886    $  4,233,787            $  4,915,058
10/31/02                      $    3,758,788        $  5,398,553    $ 5,433,785    $  4,461,141            $  5,170,149

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 10/4/93.

Returns for the Institutional Shares prior to 10/4/93 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan International Equity Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan International Equity Fund, which were lower than the expenses of the Select Share.

Returns for the Class A and B Shares prior to 9/28/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming International Value Fund, MSCI EAFE Index, Salomon Smith Barney PMI Value EPAC Index, Salomon Smith Barney Value Index, and Lipper International Funds Index from October 31, 1992 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE (Europe, Australia, Far East) Index is a replica (or model) of the performance of the world's equity markets, excluding the U.S. and Canada. The Salomon Smith Barney PMI Value EPAC Index consists of stocks in the Euro Pacific region of the Primary Market Index (The Primary Market Index are stocks that fall in the top 80% of each country's cumulative available capital.) that have a value style. The Salomon Smith Barney Value Index consists of stocks that have a value style, as defined by Salomon Smith Barney. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming International Opportunities Fund, which seeks long-term capital appreciation from a portfolio of foreign companies, fell 11.7% (Institutional shares) in the year ended October 31, 2002. This compares with a decline of 10.9% for the MSCI AC World (ex U.S.) Index (in U.S. dollars).

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: The past 12 months have seen wildly divergent performance in the prices of foreign stocks. As in the U.S., the balance sheets and earnings expectations of many companies have been discredited in a much tougher economic environment. At the same time, a number of companies have demonstrated resilient earnings growth and been rewarded with a stock price strength.

Although the Fund's performance is slightly behind that of its benchmark MSCI AC World (ex US) Index, before fees it is broadly in line. The best sectors for the portfolio were telecommunications, consumer non-durables and energy, where it outperformed. The worst were industrial cyclicals, media and basic industries.

At the stock level, one of the strongest performers was Lukoil, the Russian oil stock. Two European household products companies -- Reckitt Benckiser and Unilever -- performed well. Both are defensive and have benefited from management action. Reckitt Benckiser is the result of a merger which has created considerable synergies. Meanwhile, Unilever's management is improving the company's fortunes by focusing on its key products.

From a negative perspective, the stock price of Swiss-Swedish engineering group ABB collapsed after it revealed balance sheet difficulties and became the target of substantial asbestos claims. Also in Europe, Vivendi Universal fell sharply following questions over corporate strategy and concerns about the media conglomerate's financial strength. In Japan, both NEC and Fujitsu fell in sympathy with weak DRAM prices.

Q: HOW WAS THE FUND MANAGED?
A: While the portfolio is broadly sector neutral, we increased our positions in defensive sectors a little as the year progressed.

Q: WHAT IS THE OUTLOOK?
A: We continue to believe that international equities offer better value than US equities. Additionally, in Europe there is greater opportunity to cut costs and improve returns on equity, which is particularly attractive in an environment where sales growth is difficult to achieve. In Japan, the economic situation remains perilous with little clear policy direction from government. However, there are a number of Japanese companies with world-class managements and strong positions in global markets.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom                 26.2%
Japan                          14.8%
France                         10.2%
Switzerland                     8.6%
The Netherlands                 6.7%
Spain                           5.9%
Australia                       4.1%
South Korea                     4.0%
United States                   3.3%
Finland                         3.2%
Hong Kong                       2.0%
Italy                           2.0%
India                           1.8%
Russia                          1.8%
Sweden                          1.6%
Belgium                         1.0%
Venezuela                       1.0%
Other (below 1.0%)              1.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. VODAFONE GROUP PLC (UNITED KINGDOM) (3.2%)
 2. UNILEVER PLC (UNITED KINGDOM) (2.8%)
 3. NOKIA OYJ (FINLAND) (2.6%)
 4. GLAXOSMITHKLINE PLC (UNITED KINGDOM) (2.6%)
 5. UBS AG (SWITZERLAND) (2.4%)
 6. TOTAL FINA ELF SA (FRANCE) 2.3%)
 7. NOVARTIS AG (SWITZERLAND) (2.2%)
 8. BNP PARIBAS (FRANCE) (2.2%)
 9. BANCO BILBAO VIZCAYA ARGENTARIA SA (SPAIN) (2.1%)
10. UNICREDITO ITALIANO SPA (ITALY) (2.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 24.4% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($61,556,041). AS OF OCTOBER 31, 2002 THE FUND HELD 104 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                                                              SINCE
                                                          INCEPTION
                             1 YEAR    3 YEARS   5 YEARS  (2/26/97)
-------------------------------------------------------------------
  Class A Shares
    Without Sales Charge    (12.55%)   (14.21%)  (4.23%)    (3.70%)
    With Sales Charge*      (17.61%)   (15.88%)  (5.35%)    (4.70%)
-------------------------------------------------------------------
  Class B Shares
    Without CDSC            (13.05%)   (14.37%)  (4.34%)    (3.80%)
    With CDSC**             (17.37%)   (15.21%)  (4.70%)    (3.96%)
-------------------------------------------------------------------
  Institutional Shares      (11.67%)   (13.63%)  (3.78%)    (3.29%)
-------------------------------------------------------------------
  Select Shares             (11.98%)   (13.99%)  (4.08%)    (3.57%)
-------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 1% CDSC for the period since inception.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

LIFE OF FUND PERFORMANCE (2/26/97 TO 10/31/02)

                 JPMORGAN FLEMING INTERNATIONAL               MSCI ALL COUNTRY           LIPPER INTERNATIONAL
            OPPORTUNITIES FUND (INSTITUTIONAL SHARES)    WORLD FREE INDEX (EX - U.S.)        FUNDS INDEX
 2/26/97                                 $  3,000,000                    $  3,000,000           $   3,000,000
 2/28/97                                 $  2,988,000                    $  3,000,000           $   3,000,000
 3/31/97                                 $  3,002,940                    $  2,993,700           $   3,015,900
 4/30/97                                 $  3,023,961                    $  3,019,146           $   3,029,170
 5/31/97                                 $  3,140,988                    $  3,205,428           $   3,200,015
 6/30/97                                 $  3,284,845                    $  3,382,367           $   3,353,616
 7/31/97                                 $  3,374,850                    $  3,450,691           $   3,461,267
 8/31/97                                 $  3,137,935                    $  3,179,122           $   3,211,710
 9/30/97                                 $  3,314,915                    $  3,351,112           $   3,417,901
10/31/97                                 $  3,008,948                    $  3,065,598           $   3,158,483
11/30/97                                 $  2,981,868                    $  3,027,278           $   3,131,951
12/31/97                                 $  3,052,240                    $  3,062,091           $   3,156,381
 1/31/98                                 $  3,091,614                    $  3,153,648           $   3,232,765
 2/28/98                                 $  3,263,817                    $  3,363,996           $   3,438,046
 3/31/98                                 $  3,408,730                    $  3,480,390           $   3,624,731
 4/30/98                                 $  3,444,863                    $  3,505,449           $   3,680,552
 5/31/98                                 $  3,351,162                    $  3,441,650           $   3,687,913
 6/30/98                                 $  3,299,890                    $  3,428,916           $   3,655,829
 7/31/98                                 $  3,312,099                    $  3,461,491           $   3,711,763
 8/31/98                                 $  2,722,877                    $  2,973,420           $   3,177,640
 9/30/98                                 $  2,595,718                    $  2,910,681           $   3,078,816
10/31/98                                 $  2,922,779                    $  3,215,430           $   3,305,108
11/30/98                                 $  3,062,195                    $  3,388,098           $   3,470,694
12/31/98                                 $  3,169,066                    $  3,504,988           $   3,556,073
 1/31/99                                 $  3,196,954                    $  3,501,132           $   3,577,766
 2/28/99                                 $  3,100,406                    $  3,422,707           $   3,485,817
 3/31/99                                 $  3,293,251                    $  3,588,023           $   3,601,895
 4/30/99                                 $  3,461,207                    $  3,767,425           $   3,769,743
 5/31/99                                 $  3,361,524                    $  3,590,356           $   3,629,508
 6/30/99                                 $  3,557,501                    $  3,755,512           $   3,801,547
 7/31/99                                 $  3,674,899                    $  3,843,767           $   3,886,322
 8/31/99                                 $  3,712,382                    $  3,857,220           $   3,917,024
 9/30/99                                 $  3,749,878                    $  3,883,449           $   3,929,558
10/31/99                                 $  3,849,999                    $  4,027,913           $   4,066,700
11/30/99                                 $  4,037,494                    $  4,189,030           $   4,364,789
12/31/99                                 $  4,432,765                    $  4,588,663           $   4,901,221
 1/31/00                                 $  4,157,047                    $  4,339,499           $   4,614,500
 2/29/00                                 $  4,293,398                    $  4,456,665           $   4,919,057
 3/31/00                                 $  4,325,169                    $  4,624,236           $   4,931,846
 4/30/00                                 $  4,134,862                    $  4,366,203           $   4,619,167
 5/31/00                                 $  4,071,598                    $  4,254,429           $   4,492,140
 6/30/00                                 $  4,267,849                    $  4,435,667           $   4,700,126
 7/31/00                                 $  4,141,094                    $  4,260,458           $   4,547,842
 8/31/00                                 $  4,210,665                    $  4,313,288           $   4,624,701
 9/30/00                                 $  3,985,394                    $  4,073,901           $   4,355,081
10/31/00                                 $  3,814,022                    $  3,944,351           $   4,207,008
11/30/00                                 $  3,611,116                    $  3,767,249           $   4,029,472
12/31/00                                 $  3,713,672                    $  3,896,089           $   4,179,772
 1/31/01                                 $  3,726,670                    $  3,954,530           $   4,204,432
 2/28/01                                 $  3,441,580                    $  3,641,332           $   3,909,281
 3/31/01                                 $  3,169,695                    $  3,383,889           $   3,634,459
 4/30/01                                 $  3,402,667                    $  3,613,994           $   3,855,434
 5/31/01                                 $  3,383,272                    $  3,514,248           $   3,762,132
 6/30/01                                 $  3,273,316                    $  3,379,301           $   3,656,040
 7/31/01                                 $  3,129,617                    $  3,304,280           $   3,560,983
 8/31/01                                 $  3,113,343                    $  3,222,334           $   3,489,407
 9/30/01                                 $  2,742,855                    $  2,880,444           $   3,109,062
10/31/01                                 $  2,807,861                    $  2,961,097           $   3,193,317
11/30/01                                 $  2,957,239                    $  3,096,419           $   3,312,428
12/31/01                                 $  3,005,738                    $  3,136,363           $   3,371,389
 1/31/02                                 $  2,851,243                    $  3,002,126           $   3,235,185
 2/28/02                                 $  2,851,243                    $  3,023,742           $   3,280,478
 3/31/02                                 $  3,008,917                    $  3,187,931           $   3,454,015
 4/30/02                                 $  3,045,024                    $  3,208,652           $   3,478,193
 5/31/02                                 $  3,097,703                    $  3,243,627           $   3,527,931
 6/30/02                                 $  2,933,524                    $  3,103,502           $   3,388,578
 7/31/02                                 $  2,641,052                    $  2,800,911           $   3,050,398
 8/31/02                                 $  2,670,632                    $  2,801,191           $   3,052,838
 9/30/02                                 $  2,348,821                    $  2,504,265           $   2,724,048
10/31/02                                 $  2,481,129                    $  2,638,493           $   2,865,426

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 2/26/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional International Opportunities Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan International Opportunities Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan International Opportunities Fund, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming International Opportunities Fund, MSCI All Country World Free Index (ex-U.S.), and Lipper International Funds Index from February 26, 1997 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI All Country World Free Index (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming Emerging Markets Equity Fund, which seeks to provide high total return from a portfolio of equity securities from emerging markets issuers, rose 3.0% (Institutional shares) in the year ended October 31, 2002. This compares with a rise of 8.4% for the MSCI Emerging Markets Free Index.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: Emerging markets were among the few asset classes to generate positive returns for the year ended October. Asia was the chief driver of performance, with a combination of solid economic growth and expanding profits driving equities higher. The Korean market rose almost 50%, helped by strong results in the technology sector. Samsung Electronics, which is currently the world's only profitable DRAM chipmaker, appreciated more than 100%. The Latin region was the main black spot as a result of Argentina's economic difficulties and the political environment in Brazil.

Most of the Fund's underperformance occurred in the last two months of 2001. Within the final quarter of the year alone, the technology sector advanced more than 70% as investors expressed optimism over a global 2002 economic recovery. However, the Fund was underweight technology and had poor stock selection in markets with high technology concentrations such as Korea and Taiwan.

This was partly offset by country allocation decisions, which contributed to results. An underweight position in Israel, which lost 5% in the period, added to performance. The overweight in Russia, which advanced 47%, also proved beneficial.

Q: HOW WAS THE FUND WAS MANAGED?
A: There were a number of shifts in the portfolio. In early October, we became more cautious on the macro and political environment in Brazil and reduced the position to a modest overweight. This funded an increased allocation to Taiwan where the aggregate valuation has improved. However, we are still underweight in Taiwan.

We have increased our position in Mexico, where lower equity prices have improved valuations. Reducing the position in South Africa, where we are concerned about sustainable earnings following the Mineral Rights Bill and the Mining Bill, funded this.

Q: WHAT IS THE OUTLOOK?
A: Emerging markets continue to be attractively valued, trading at historical lows of nine times forward earnings. The asset class is cheap compared to global equities as emerging market companies trade at a 50% discount to developed markets on a valuation basis (price to earnings multiples). This is not justified as return on equity for emerging market companies continues to improve, even approaching the levels of developed market companies.

However, performance continues to be dependant on global investor sentiment and the worldwide economic outlook.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

South Korea                 26.0%
South Africa                13.5%
Taiwan                      11.3%
Mexico                       8.6%
Russia                       8.3%
Brazil                       6.8%
Malaysia                     4.4%
China                        4.3%
India                        2.9%
Israel                       2.9%
Poland                       2.0%
Indonesia                    1.6%
Chile                        1.5%
Turkey                       1.3%
Thailand                     1.3%
Czech Republic               1.0%
Other (below 1.0%)           2.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. SAMSUNG ELECTRONICS CO., LTD (SOUTH KOREA) (7.7%)
 2. ANGLO AMERICAN PLC (SOUTH AFRICA) (3.9%)
 3. KOOKMIN BANK (SOUTH KOREA) (3.4%)
 4. SK TELECOM CO., LTD (SOUTH KOREA), ADR (3.1%)
 5. TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD (TAIWAN) (2.8%)
 6. TELEFONOS DE MEXICO SA DE CV (MEXICO), CLASS L, ADR (2.5%)
 7. POSCO (SOUTH KOREA) (2.3%)
 8. TEVA PHARMACEUTICAL INDUSTRIES LTD (ISRAEL), ADR (2.0%)
 9. PETROLEO BRASILEIRO SA (BRAZIL), CLASS A, ADR (1.8%)
10. STANDARD BANK GROUP LTD (SOUTH AFRICA) (1.8%)

TOP 10 EQUITY HOLDINGS COMPRISED 31.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($20,101,093). AS OF OCTOBER 31, 2002 THE FUND HELD 116 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE
                                                           INCEPTION
                             1 YEAR   3 YEARS    5 YEARS  (11/15/93)
--------------------------------------------------------------------
  Class A Shares
    Without Sales Charge      2.14%   (10.01%)   (8.98%)     (5.04%)
    With Sales Charge*       (3.67%)  (11.76%)  (10.06%)     (5.66%)
--------------------------------------------------------------------
  Class B Shares
    Without CDSC              2.04%   (10.10%)   (9.03%)     (5.07%)
    With CDSC**              (2.96%)  (10.94%)   (9.34%)     (5.07%)
--------------------------------------------------------------------
  Institutional Shares        3.04%    (9.59%)   (8.61%)     (4.73%)
--------------------------------------------------------------------
  Select Shares               2.75%    (9.89%)   (8.90%)     (5.00%)
--------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period and 2% CDSC for the five year period and 0% for the period since inception.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

LIFE OF FUND PERFORMANCE (11/15/93 TO 10/31/02)

            JPMORGAN FLEMING EMERGING MARKETS     MSCI EMERGING MARKETS    LIPPER EMERGING MARKET
            EQUITY FUND (INSTITUTIONAL SHARES)      EQUITY FREE INDEX       EQUITY FUNDS AVERAGE
11/15/93                          $  3,000,000             $  3,000,000              $  3,000,000
11/30/93                          $  3,062,700             $  3,000,000              $  3,000,000
12/31/93                          $  3,519,961             $  3,495,900              $  3,409,500
 1/31/94                          $  3,752,983             $  3,559,525              $  3,580,657
 2/28/94                          $  3,669,291             $  3,496,166              $  3,491,857
 3/31/94                          $  3,358,502             $  3,179,763              $  3,219,492
 4/30/94                          $  3,257,075             $  3,116,168              $  3,098,761
 5/31/94                          $  3,319,937             $  3,222,741              $  3,166,004
 6/30/94                          $  3,239,262             $  3,133,793              $  3,044,113
 7/31/94                          $  3,397,662             $  3,328,715              $  3,213,974
 8/31/94                          $  3,711,267             $  3,741,808              $  3,511,267
 9/30/94                          $  3,791,801             $  3,784,465              $  3,551,998
10/31/94                          $  3,726,203             $  3,716,345              $  3,485,220
11/30/94                          $  3,582,744             $  3,523,095              $  3,330,825
12/31/94                          $  3,267,104             $  3,240,190              $  3,081,346
 1/31/95                          $  2,868,844             $  2,895,434              $  2,782,455
 2/28/95                          $  2,792,820             $  2,821,311              $  2,735,710
 3/31/95                          $  2,853,703             $  2,839,367              $  2,762,247
 4/30/95                          $  2,951,015             $  2,966,855              $  2,880,747
 5/31/95                          $  3,072,597             $  3,124,691              $  3,024,208
 6/30/95                          $  3,087,652             $  3,134,066              $  3,026,930
 7/31/95                          $  3,212,393             $  3,204,269              $  3,135,597
 8/31/95                          $  3,124,374             $  3,128,648              $  3,075,707
 9/30/95                          $  3,094,067             $  3,113,943              $  3,071,093
10/31/95                          $  2,951,121             $  2,994,679              $  2,937,501
11/30/95                          $  2,862,883             $  2,941,374              $  2,889,913
12/31/95                          $  2,950,773             $  3,071,971              $  2,985,280
 1/31/96                          $  3,177,393             $  3,290,388              $  3,249,478
 2/29/96                          $  3,162,141             $  3,238,071              $  3,226,406
 3/31/96                          $  3,201,984             $  3,263,328              $  3,248,669
 4/30/96                          $  3,306,049             $  3,393,861              $  3,397,458
 5/31/96                          $  3,330,514             $  3,378,589              $  3,449,778
 6/30/96                          $  3,339,839             $  3,399,536              $  3,473,582
 7/31/96                          $  3,180,529             $  3,167,347              $  3,271,419
 8/31/96                          $  3,251,136             $  3,248,432              $  3,366,618
 9/30/96                          $  3,235,856             $  3,276,693              $  3,389,174
10/31/96                          $  3,146,870             $  3,189,205              $  3,304,106
11/30/96                          $  3,183,688             $  3,242,784              $  3,381,752
12/31/96                          $  3,211,705             $  3,257,376              $  3,445,329
 1/31/97                          $  3,471,211             $  3,479,529              $  3,725,779
 2/28/97                          $  3,567,016             $  3,628,453              $  3,859,907
 3/31/97                          $  3,557,742             $  3,533,025              $  3,776,919
 4/30/97                          $  3,539,242             $  3,539,384              $  3,804,113
 5/31/97                          $  3,665,946             $  3,640,611              $  3,967,690
 6/30/97                          $  3,851,443             $  3,835,384              $  4,193,848
 7/31/97                          $  3,978,156             $  3,892,531              $  4,325,535
 8/31/97                          $  3,564,030             $  3,397,012              $  3,934,939
 9/30/97                          $  3,700,176             $  3,491,109              $  4,095,091
10/31/97                          $  3,047,835             $  2,918,218              $  3,452,571
11/30/97                          $  2,961,276             $  2,811,703              $  3,319,647
12/31/97                          $  2,963,941             $  2,879,465              $  3,374,422
 1/31/98                          $  2,744,906             $  2,653,715              $  3,132,813
 2/28/98                          $  2,917,561             $  2,930,763              $  3,416,333
 3/31/98                          $  3,057,020             $  3,057,958              $  3,550,594
 4/30/98                          $  3,083,616             $  3,024,626              $  3,576,159
 5/31/98                          $  2,638,959             $  2,610,252              $  3,112,689
 6/30/98                          $  2,336,798             $  2,336,437              $  2,826,321
 7/31/98                          $  2,418,119             $  2,410,502              $  2,919,025
 8/31/98                          $  1,729,680             $  1,713,626              $  2,087,978
 9/30/98                          $  1,792,814             $  1,822,270              $  2,143,518
10/31/98                          $  1,965,820             $  2,014,155              $  2,336,864
11/30/98                          $  2,072,171             $  2,181,732              $  2,484,554
12/31/98                          $  2,064,918             $  2,150,097              $  2,450,515
 1/31/99                          $  2,010,198             $  2,115,481              $  2,397,584
 2/28/99                          $  1,973,813             $  2,136,001              $  2,380,082
 3/31/99                          $  2,199,618             $  2,417,526              $  2,641,415
 4/30/99                          $  2,512,843             $  2,716,574              $  3,000,647
 5/31/99                          $  2,480,176             $  2,700,818              $  2,978,742
 6/30/99                          $  2,720,505             $  3,007,360              $  3,332,319
 7/31/99                          $  2,665,823             $  2,925,560              $  3,256,342
 8/31/99                          $  2,676,753             $  2,952,183              $  3,220,522
 9/30/99                          $  2,614,920             $  2,852,399              $  3,104,584
10/31/99                          $  2,629,564             $  2,913,155              $  3,217,280
11/30/99                          $  2,859,124             $  3,174,465              $  3,582,441
12/31/99                          $  3,291,996             $  3,578,257              $  4,241,252
 1/31/00                          $  3,244,262             $  3,599,727              $  4,203,929
 2/29/00                          $  3,222,201             $  3,647,243              $  4,410,342
 3/31/00                          $  3,214,790             $  3,665,114              $  4,434,599
 4/30/00                          $  2,961,786             $  3,317,662              $  3,932,159
 5/31/00                          $  2,855,458             $  3,180,642              $  3,706,060
 6/30/00                          $  3,013,079             $  3,292,601              $  3,893,957
 7/31/00                          $  2,870,259             $  3,123,361              $  3,712,109
 8/31/00                          $  2,910,443             $  3,138,666              $  3,791,920
 9/30/00                          $  2,657,525             $  2,864,660              $  3,405,902
10/31/00                          $  2,448,644             $  2,656,972              $  3,156,250
11/30/00                          $  2,206,718             $  2,424,753              $  2,851,040
12/31/00                          $  2,296,752             $  2,483,189              $  2,948,546
 1/31/01                          $  2,604,976             $  2,825,125              $  3,298,243
 2/28/01                          $  2,421,586             $  2,603,917              $  3,039,331
 3/31/01                          $  2,190,324             $  2,348,213              $  2,752,418
 4/30/01                          $  2,285,822             $  2,464,214              $  2,910,958
 5/31/01                          $  2,355,540             $  2,493,538              $  2,997,413
 6/30/01                          $  2,304,189             $  2,442,421              $  2,938,964
 7/31/01                          $  2,135,523             $  2,288,060              $  2,743,523
 8/31/01                          $  2,109,896             $  2,265,408              $  2,685,909
 9/30/01                          $  1,794,256             $  1,914,723              $  2,304,510
10/31/01                          $  1,885,942             $  2,033,627              $  2,446,237
11/30/01                          $  2,080,383             $  2,245,938              $  2,691,350
12/31/01                          $  2,202,293             $  2,424,265              $  2,858,752
 1/31/02                          $  2,298,534             $  2,506,448              $  2,970,815
 2/28/02                          $  2,342,895             $  2,547,554              $  3,034,984
 3/31/02                          $  2,446,451             $  2,700,916              $  3,208,586
 4/30/02                          $  2,472,384             $  2,718,472              $  3,237,463
 5/31/02                          $  2,439,006             $  2,675,249              $  3,205,088
 6/30/02                          $  2,242,910             $  2,474,605              $  2,965,989
 7/31/02                          $  2,035,665             $  2,286,288              $  2,746,802
 8/31/02                          $  2,061,518             $  2,321,496              $  2,765,755
 9/30/02                          $  1,858,046             $  2,071,007              $  2,497,753
10/31/02                          $  1,943,145             $  2,205,415              $  2,615,397

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/15/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Emerging Markets Equity Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Emerging Markets Equity Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/28/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming Emerging Markets Equity Fund, MSCI Emerging Markets Equity Free Index and Lipper Emerging Markets Equity Funds Average from November 15, 1993 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Emerging Markets Equity Free Index is a replica (or model) of the world's emerging market equity markets. The Lipper Emerging Market Equity Funds average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN FLEMING ASIA EQUITY FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming Asia Equity Fund (formerly JPMorgan Fleming Pacific Region
Fund), which seeks to provide long-term capital growth from a portfolio of Asia (ex Japan) stocks, fell 8.7% (A shares, no sales charge) in the year ended October 31, 2002. This compares with a rise of 1.2% for the MSCI All Countries Far East Free ex-Japan Index (in U.S. dollars).

Q: WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?
A: The Fund's inception date was November 1, 2001. Prior to its public launch on June 28, 2002, the Fund invested in securities of companies located in Pacific region countries, including Japan. Equity market performance in Japan substantially trailed that of other countries in the Asian region during that period. Since June 28, 2002, however, the Fund no longer invests in Japan and its current benchmark does not include Japan.

For much of the early part of the year, markets such as Korea, Malaysia, Taiwan and Thailand rose dramatically, driven by the twin forces of strong domestic consumer spending and strength in U.S. retail demand for electronics goods such as PCs, flat screens and hand held computers. However, although Japanese exporters and technology companies benefited from U.S. consumer spending, the country's domestic economy lacked the strength of other Asian economies.

At the stock level, Korean stocks were among the best performing in the early part of the year. Samsung Electronics stock rose as a well-managed beneficiary of demand for electronics goods. Kookmin Bank and Kookmin Credit Card stock climbed with the strength of domestic consumer spending. Later in the year, the leading performers were defensive growth stocks such as Hong Kong Electric, Hong Kong & China Gas, and China Light & Power.

The biggest detractors from performance in the ongoing portfolio were Taiwanese technology stocks. Early in the year we raised our weighting in these stocks, expecting global corporate technology spending to revive. This did not happen, and the stocks lost ground.

Q: HOW WAS THE FUND MANAGED?
A: The most important event during the year was the shift from being an Asia including Japan portfolio to an Asia ex Japan portfolio.

Additionally, as the year progressed portfolio holdings became more defensive with the emphasis on companies such as defensive utilities.

Q: WHAT IS THE OUTLOOK?
A: The outlook for Asia's equity markets is mixed. Consequently, the portfolio has no major asset allocation bets, with the most significant country bet a small overweight in Hong Kong. In terms of stocks, the Fund is overweight in Hong Kong's utilities and defensive banks, as well as selected Taiwanese technology companies. However, the medium term prospects for Asian markets depend upon U.S. economic growth.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

South Korea              29.0%
Hong Kong                25.9%
Taiwan                   17.2%
Singapore                11.3%
Malaysia                  8.9%
China                     4.8%
Indonesia                 1.1%
United States             1.0%
Thailand                  0.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. SAMSUNG ELECTRONICS, CO., LTD (SOUTH KOREA) (8.1%)
 2. CLP HOLDINGS LTD (HONG KONG) (4.2%)
 3. TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD (TAIWAN) (3.8%)
 4. HUTCHISON WHAMPOA LTD (HONG KONG) (3.5%)
 5. HONG KONG ELECTRIC HOLDINGS LTD (HONG KONG) (3.2%)
 6. HANG SENG BANK LTD (HONG KONG) (3.1%)
 7. SK TELECOM CO., LTD (SOUTH KOREA) (2.8%)
 8. UNITED OVERSEAS BANK LTD (SINGAPORE) (2.7%)
 9. POSCO (SOUTH KOREA) (2.7%)
10. HONG KONG & CHINA GAS CO., LTD (HONG KONG) (2.6%)

TOP 10 EQUITY HOLDINGS COMPRISED 36.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($8,395,914). AS OF OCTOBER 31, 2002 THE FUND HELD 79 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                                                    SINCE INCEPTION
                                                       (11/1/01)
-------------------------------------------------------------------
  Class A Shares
    Without Sales Charge                                 (8.73%)
    With Sales Charge*                                  (14.01%)
-------------------------------------------------------------------
  Class B Shares
    Without CDSC                                         (9.20%)
    With CDSC**                                         (13.74%)
-------------------------------------------------------------------
  Institutional Shares                                   (8.60%)
-------------------------------------------------------------------
  Select Shares                                          (8.60%)
-------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the period since inception.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

LIFE OF FUND PERFORMANCE (11/1/01 TO 10/31/02)

            JPMORGAN FLEMING ASIA     MSCI ALL COUNTRY FAR EAST     LIPPER PACIFIC REGION
            EQUITY FUND (A SHARES)      FREE INDEX (EX-JAPAN)       FUNDS INDEX (EX-JAPAN)
 11/1/01                $    9,425                   $   10,000                $   10,000
11/30/01                $    9,689                   $   10,000                $   10,000
12/31/01                $    9,921                   $   10,906                $   10,661
 1/31/02                $    9,878                   $   11,354                $   11,083
 2/28/02                $   10,003                   $   11,386                $   11,208
 3/31/02                $   10,455                   $   12,218                $   11,954
 4/30/02                $   10,399                   $   12,393                $   12,039
 5/31/02                $   10,543                   $   12,153                $   11,980
 6/30/02                $    9,966                   $   11,500                $   11,378
 7/31/02                $    9,382                   $   11,081                $   10,869
 8/31/02                $    9,174                   $   10,838                $   10,607
 9/30/02                $    8,319                   $    9,605                $    9,442
10/31/02                $    8,602                   $   10,119                $    9,697

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/1/01.

Class A Shares and Class B Shares were introduced on 11/1/01.

Returns for the Institutional and Select Shares prior to 6/28/02 (offering date of the Institutional and Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Institutional and Select Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming Asia Equity Fund, MSCI All Country Far East Free Index (ex-Japan) and Lipper Pacific Region Funds Index (ex-Japan) from November 1, 2001 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI All Country Far East Free Index (ex-Japan) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Far East, excluding Japan. The Lipper Pacific Region Funds Index (ex-Japan) represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN SELECT INTERNATIONAL EQUITY FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Select International Equity Fund, which seeks total return from long-term capital growth and income, declined 7.7% (Select shares) in the year ended October 31, 2002. This compares with a fall of 13.2% for the MSCI EAFE Index (in U.S. dollars).

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: The past 12 months have been a time of anemic economic growth, with profit expansion difficult to come by. Companies demonstrating sustainable earnings growth have been rewarded by upward valuations, while those that have disappointed have been severely punished.

The Fund's substantial outperformance is the result of being overweight those companies that have continued to prosper, and underweight the ones that have not. On balance, our regional research teams have succeeded in differentiating between those companies with robust growth businesses, and those suffering in the current environment of low sales growth and little pricing power.

Among mobile phone companies, for example, the Fund owned Nokia, which expanded market share over the period and sustained strong margins. By contrast, it avoided rival Ericsson, which has been declining and is currently restructuring to reduce costs. In the telecommunications area, your manager steered clear of Europe's former state-owned telephone companies Deutsche Telekom, France Telecom and KPN. These stocks suffer from weak balance sheets following their acquisition of next generation mobile licenses.

In the oil sector, holdings in Continental European stocks Total Fina Elf and ENI added to performance. Both benefited from being relatively cheap, while Total is experiencing the synergies of post-merger restructuring. Avoiding UK-based BP, which is expensive by comparison, was also a good decision.

Other top contributors included growth from companies such as Spanish tobacco company Altadis, along with household products companies Reckitt Benckiser and Unilever. BMW was another solid contributor, as its strong range of luxury cars fostered sales growth.

Not all of the Fund's overweights performed well, however. Among the weaker names were European companies Dexia, Fortis and ING.

Q: HOW WAS THE FUND MANAGED?
A: Your manager continued to add value through proprietary fundamental research at both the local and global sector levels. Sector risk was kept to a minimum.

Q: WHAT IS THE OUTLOOK?
A: While the outlook for economic growth remains subdued, the United States and other major economies are unlikely to sink back into recession. We prefer international equities to U.S. equities on valuation grounds, and within the international arena

                                   (UNAUDITED)

As of October 31, 2002


favor European stocks to Japanese for the same reason. Corporate bond spreads are likely to offer the first indication of brighter prospects for equities, with a tightening signaling improving corporate cashflow.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom             27.7%
Japan                      17.8%
France                     12.3%
Switzerland                 8.1%
Germany                     8.0%
The Netherlands             5.8%
Italy                       5.2%
Finland                     3.1%
Spain                       3.1%
South Korea                 2.4%
Belgium                     1.9%
Hong Kong                   1.6%
Sweden                      1.2%
Australia                   0.8%
Portugal                    0.8%
Brazil                      0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. TOTAL FINA ELF SA (FRANCE) (4.5%)
 2. ENI-ENTE NAZIONALE IDROCARBURI SPA (ITALY) (4.1%)
 3. VODAFONE GROUP PLC (UNITED KINGDOM) (3.6%)
 4. GLAXOSMITHKLINE PLC (UNITED KINGDOM) (3.3%)
 5. NOKIA OYJ (FINLAND) (3.1%)
 6. NOVARTIS AG (SWITZERLAND) (2.3%)
 7. NESTLE SA (SWITZERLAND) (2.2%)
 8. CANON, INC. (JAPAN) (2.1%)
 9. AVENTIS SA (FRANCE) (2.1%)
10. TESCO PLC (UNITED KINGDOM) (2.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 29.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($70,225,145). AS OF OCTOBER 31, 2002 THE FUND HELD 88 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

  AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE
                                                             INCEPTION
                             1 YEAR     3 YEARS    5 YEARS   (5/31/93)
----------------------------------------------------------------------
  Class A Shares
    Without Sales Charge     (8.05%)     (9.54%)   (0.96%)       2.21%
    With Sales Charge*      (13.34%)    (11.31%)   (2.13%)       1.57%
----------------------------------------------------------------------
  Class B Shares
    Without CDSC             (8.37%)     (9.64%)   (1.03%)       2.17%
    With CDSC**             (12.94%)    (10.36%)   (1.31%)       2.17%
----------------------------------------------------------------------
  Select Shares              (7.74%)     (9.44%)   (0.90%)       2.24%
----------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period and 2% CDSC for the five year period and 0% for the period since inception.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

LIFE OF FUND PERFORMANCE (5/31/93 TO 10/31/02)

            JPMORGAN SELECT INTERNATIONAL          MSCI          LIPPER INTERNATIONAL
             EQUITY FUND (SELECT SHARES)        EAFE INDEX        EQUITY FUNDS INDEX
 5/31/93                   $    1,000,000     $    1,000,000           $    1,000,000
 6/30/93                   $      984,500     $      984,400           $      980,300
 7/31/93                   $    1,013,641     $    1,018,854           $    1,011,376
 8/31/93                   $    1,058,748     $    1,073,872           $    1,078,329
 9/30/93                   $    1,046,890     $    1,049,710           $    1,074,339
10/31/93                   $    1,064,373     $    1,082,041           $    1,127,411
11/30/93                   $      998,169     $      987,471           $    1,082,653
12/31/93                   $    1,064,348     $    1,058,766           $    1,191,243
 1/31/94                   $    1,125,016     $    1,148,232           $    1,265,457
 2/28/94                   $    1,090,028     $    1,145,017           $    1,234,960
 3/31/94                   $    1,052,640     $    1,095,667           $    1,178,399
 4/30/94                   $    1,060,429     $    1,142,123           $    1,209,626
 5/31/94                   $    1,053,006     $    1,135,613           $    1,207,812
 6/30/94                   $    1,047,004     $    1,151,625           $    1,188,728
 7/31/94                   $    1,066,897     $    1,162,680           $    1,225,341
 8/31/94                   $    1,089,302     $    1,190,236           $    1,267,738
 9/30/94                   $    1,041,264     $    1,152,744           $    1,235,030
10/31/94                   $    1,047,199     $    1,191,130           $    1,257,137
11/30/94                   $    1,011,804     $    1,133,837           $    1,198,429
12/31/94                   $    1,019,696     $    1,140,980           $    1,182,490
 1/31/95                   $      994,509     $    1,097,166           $    1,123,839
 2/28/95                   $      972,232     $    1,093,984           $    1,123,501
 3/31/95                   $    1,000,524     $    1,162,249           $    1,153,049
 4/30/95                   $    1,021,835     $    1,205,949           $    1,195,482
 5/31/95                   $    1,000,275     $    1,191,599           $    1,207,197
 6/30/95                   $      980,469     $    1,170,746           $    1,211,785
 7/31/95                   $    1,032,140     $    1,243,683           $    1,278,433
 8/31/95                   $    1,056,086     $    1,196,299           $    1,256,827
 9/30/95                   $    1,075,623     $    1,219,627           $    1,277,816
10/31/95                   $    1,063,361     $    1,186,819           $    1,251,238
11/30/95                   $    1,081,119     $    1,219,812           $    1,264,251
12/31/95                   $    1,120,688     $    1,268,971           $    1,300,914
 1/31/96                   $    1,159,016     $    1,274,173           $    1,331,616
 2/29/96                   $    1,151,135     $    1,278,506           $    1,337,341
 3/31/96                   $    1,176,114     $    1,305,610           $    1,358,204
 4/30/96                   $    1,224,100     $    1,343,603           $    1,402,481
 5/31/96                   $    1,208,676     $    1,318,881           $    1,400,939
 6/30/96                   $    1,225,597     $    1,326,267           $    1,413,687
 7/31/96                   $    1,173,019     $    1,287,540           $    1,366,046
 8/31/96                   $    1,166,098     $    1,290,372           $    1,383,805
 9/30/96                   $    1,209,711     $    1,324,696           $    1,414,802
10/31/96                   $    1,183,339     $    1,311,184           $    1,409,143
11/30/96                   $    1,236,471     $    1,363,369           $    1,475,372
12/31/96                   $    1,237,707     $    1,345,782           $    1,488,503
 1/31/97                   $    1,229,415     $    1,298,680           $    1,490,438
 2/28/97                   $    1,261,256     $    1,319,978           $    1,517,415
 3/31/97                   $    1,261,256     $    1,324,730           $    1,525,457
 4/30/97                   $    1,264,536     $    1,331,751           $    1,532,169
 5/31/97                   $    1,315,117     $    1,418,448           $    1,618,584
 6/30/97                   $    1,371,930     $    1,496,604           $    1,696,276
 7/31/97                   $    1,427,631     $    1,520,849           $    1,750,726
 8/31/97                   $    1,302,998     $    1,407,242           $    1,624,499
 9/30/97                   $    1,379,094     $    1,486,047           $    1,728,792
10/31/97                   $    1,288,901     $    1,371,770           $    1,597,576
11/30/97                   $    1,277,687     $    1,357,778           $    1,584,157
12/31/97                   $    1,300,813     $    1,369,591           $    1,596,513
 1/31/98                   $    1,345,822     $    1,432,181           $    1,635,149
 2/28/98                   $    1,432,358     $    1,524,127           $    1,738,981
 3/31/98                   $    1,512,570     $    1,571,070           $    1,833,407
 4/30/98                   $    1,548,720     $    1,583,482           $    1,861,642
 5/31/98                   $    1,567,925     $    1,575,723           $    1,865,365
 6/30/98                   $    1,542,211     $    1,587,698           $    1,849,137
 7/31/98                   $    1,590,482     $    1,603,734           $    1,877,428
 8/31/98                   $    1,337,595     $    1,405,031           $    1,607,266
 9/30/98                   $    1,276,868     $    1,361,897           $    1,557,280
10/31/98                   $    1,350,799     $    1,503,807           $    1,671,741
11/30/98                   $    1,411,585     $    1,580,802           $    1,755,495
12/31/98                   $    1,477,083     $    1,643,085           $    1,798,680
 1/31/99                   $    1,520,952     $    1,638,156           $    1,809,652
 2/28/99                   $    1,451,901     $    1,599,168           $    1,763,144
 3/31/99                   $    1,492,844     $    1,665,853           $    1,821,856
 4/30/99                   $    1,553,155     $    1,733,320           $    1,906,755
 5/31/99                   $    1,478,604     $    1,644,054           $    1,835,824
 6/30/99                   $    1,529,172     $    1,708,172           $    1,922,842
 7/31/99                   $    1,568,319     $    1,758,905           $    1,965,721
 8/31/99                   $    1,596,078     $    1,765,413           $    1,981,250
 9/30/99                   $    1,616,987     $    1,783,244           $    1,987,590
10/31/99                   $    1,659,352     $    1,850,115           $    2,056,957
11/30/99                   $    1,816,160     $    1,914,314           $    2,207,732
12/31/99                   $    2,055,712     $    2,086,220           $    2,479,062
 1/31/00                   $    1,981,912     $    1,953,745           $    2,334,037
 2/29/00                   $    2,128,375     $    2,006,300           $    2,488,084
 3/31/00                   $    2,139,656     $    2,084,145           $    2,494,553
 4/30/00                   $    1,993,517     $    1,974,519           $    2,336,398
 5/31/00                   $    1,904,806     $    1,926,341           $    2,272,147
 6/30/00                   $    1,957,378     $    2,001,661           $    2,377,348
 7/31/00                   $    1,857,748     $    1,917,791           $    2,300,322
 8/31/00                   $    1,874,839     $    1,934,476           $    2,339,197
 9/30/00                   $    1,755,037     $    1,840,267           $    2,202,822
10/31/00                   $    1,704,492     $    1,796,836           $    2,127,926
11/30/00                   $    1,660,345     $    1,729,455           $    2,038,127
12/31/00                   $    1,714,971     $    1,790,851           $    2,114,150
 1/31/01                   $    1,713,084     $    1,789,955           $    2,126,623
 2/28/01                   $    1,578,093     $    1,655,709           $    1,977,334
 3/31/01                   $    1,488,773     $    1,545,273           $    1,838,327
 4/30/01                   $    1,587,777     $    1,652,669           $    1,950,098
 5/31/01                   $    1,540,143     $    1,594,330           $    1,902,905
 6/30/01                   $    1,476,073     $    1,529,122           $    1,849,244
 7/31/01                   $    1,442,124     $    1,501,292           $    1,801,163
 8/31/01                   $    1,407,513     $    1,463,309           $    1,764,960
 9/30/01                   $    1,290,689     $    1,315,076           $    1,572,579
10/31/01                   $    1,336,121     $    1,348,742           $    1,615,196
11/30/01                   $    1,391,570     $    1,398,511           $    1,675,443
12/31/01                   $    1,423,577     $    1,406,762           $    1,705,266
 1/31/02                   $    1,359,943     $    1,332,063           $    1,636,373
 2/28/02                   $    1,375,718     $    1,341,387           $    1,659,282
 3/31/02                   $    1,451,933     $    1,413,956           $    1,747,058
 4/30/02                   $    1,480,391     $    1,423,288           $    1,759,288
 5/31/02                   $    1,489,273     $    1,441,364           $    1,784,446
 6/30/02                   $    1,450,105     $    1,383,998           $    1,713,960
 7/31/02                   $    1,303,354     $    1,247,397           $    1,542,907
 8/31/02                   $    1,315,345     $    1,244,528           $    1,544,141
 9/30/02                   $    1,164,212     $    1,110,866           $    1,377,837
10/31/02                   $    1,232,549     $    1,170,519           $    1,449,347

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A and B Shares prior to 2/28/02 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Select International Equity Fund, MSCI EAFE Index, and Lipper International Equity Funds Index from May 31, 1993 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE Index is a replica (or model) of the world's equity markets, excluding the U.S. and Canada. The Lipper International Equity Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN FLEMING EUROPEAN FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 100.0%
--------------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AUSTRALIA -- 2.4%
   254,425   Aquarius Platinum LTD                      $  1,257,835

             BELGIUM -- 1.5%
    52,018   Delhaize Group                                  811,332

             DENMARK -- 3.6%
    86,734   TDC A/S                                       1,872,281

             FINLAND -- 14.7%
    93,610   Fortum OYJ                                      560,844
   438,524   Sonera OYJ *                                  2,036,718
   257,359   Stora Enso OYJ, Class R                       2,676,043
    77,078   Upm-Kymmene OYJ                               2,499,806
                                                        ------------
                                                           7,773,411
             FRANCE -- 8.4%
   277,513   Alcatel SA                                    1,385,092
    26,248   Beghin-Say                                      969,550
    14,269   Michelin (C.G.D.E.), B Shares                   414,872
   174,740   Orange SA *                                     981,160
    17,469   Pechiney SA, A Shares                           539,051
     1,539   Sagem SA                                        113,239
                                                        ------------
                                                           4,402,964
             GERMANY -- 11.2%
    29,618   Continental AG *                                419,427
   115,613   Deutsche Lufthansa AG *                       1,333,820
   102,760   MAN AG                                        1,231,329
    58,216   Metro AG                                      1,364,023
    84,965   MLP AG                                        1,055,121
    49,959   Thyssenkrupp AG                                 524,426
                                                        ------------
                                                           5,928,146
             GREECE -- 2.2%
    79,460   National Bank of Greece SA                    1,158,300

             ITALY -- 8.3%
   120,670   Banca Monte dei Paschi di Siena SPA             261,105
   278,423   Banca Nazionale Del Lavoro SPA *                287,577
   263,824   Capitalia SPA                                   304,633
    66,769   Sanpaolo IMI SPA                                416,562
   236,668   Telecom Italia Mobile SPA                     1,099,201
   379,375   Telecom Italia SPA-RNC                        2,002,445
                                                        ------------
                                                           4,371,523
             LUXEMBOURG -- 1.6%
    76,348   Arcelor *                                       824,873

             PORTUGAL -- 2.6%
   375,563   Electricidade de Portugal SA                    572,754
   132,446   Portugal Telecom SGPS SA                        800,080
                                                        ------------
                                                           1,372,834

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             SPAIN -- 7.4%
    16,551   Acerinox SA                                $    588,087
    25,969   Altadis SA                                      549,057
   160,239   Endesa SA                                     1,655,073
   298,978   Iberia (Lineas Aer De Espana)                   518,134
   203,822   Tavex Algodonera SA                             567,181
                                                        ------------
                                                           3,877,532
             SWEDEN -- 9.6%
   286,187   Eniro AB                                      1,733,539
   135,327   Europolitan Vodafone AB *                       624,763
   136,669   Nordea AB                                       559,361
   665,593   Telia AB                                      2,164,791
                                                        ------------
                                                           5,082,454
             THE NETHERLANDS -- 9.3%
    12,649   Amstelland NV                                    51,733
   118,388   Buhrmann NV                                     446,681
    39,761   CSM NV                                          794,196
   148,296   Equant NV *                                     718,130
     6,506   KLM-Koninklijke Luchtvaart Mij NV                76,027
   232,239   Koninklijke KPN NV *                          1,471,905
     7,438   Sligro Beheer NV                                253,531
    63,082   Vedior NV                                       384,189
         9   VNU NV                                              242
    41,654   Wolters Kluwer NV                               730,533
                                                        ------------
                                                           4,927,167
             UNITED KINGDOM -- 17.1%
    39,924   Anglo American PLC                              510,933
   810,135   Corus Group PLC *                               538,670
   264,497   Devro PLC                                       228,628
   113,983   GKN PLC                                         394,994
    14,528   J. Sainsbury PLC                                 64,210
    40,233   Johnson Matthey PLC                             543,842
   123,915   Kelda Group PLC                                 732,812
   135,632   Lonmin PLC                                    1,846,113
    87,568   RMC Group PLC                                   554,852
    92,322   Scottish & Newcastle PLC                        714,969
    40,446   Severn Trent PLC                                417,634
   104,623   Tate & Lyle PLC                                 552,431
    33,472   The Boots Co., PLC                              311,584
        97   United Utilities PLC                                897
   151,422   Xstrata PLC *                                 1,570,650
                                                        ------------
                                                           8,983,219
             -------------------------------------------------------
             Total Common Stocks                          52,643,871
             (Cost $51,392,080)
             -------------------------------------------------------
             WARRANT -- 0.0% ^
             ITALY -- 0.0% ^
    42,265   LA Fondiaria Assicurazioni SPA, expires
             6/30/08 (f) (Cost $0)                             8,115

                       See notes to financial statements.

As of October 31, 2002

   PRINCIPAL
     AMOUNT  ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             FOREIGN GOVERNMENT SECURITY -- 0.1%
             GERMANY -- 0.1%
 $ 54,000    Federal Republic of Germany, Ser. 139,
             4.00%, 2/16/07                             $     54,107
             (Cost $53,061)
--------------------------------------------------------------------
             Total Investments -- 100.0%                $ 52,706,093
             (Cost $51,445,141)
--------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2002

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Telecommunications                                          27.4%
Metals/Mining                                               10.9
Paper/Forest Products                                        9.8
Food/Beverage Products                                       8.2
Utilities                                                    6.4
Banking                                                      5.7
Multi-Media                                                  4.7
Steel                                                        4.7
Airlines                                                     3.7
Retailing                                                    3.3
Automotive                                                   2.3
Machinery & Engineering Equipment                            2.3
Financial Services                                           2.0
Other (below 2.0%)                                           8.6
---------------------------------------------------------------------------
Total                                                      100.0%
---------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FLEMING JAPAN FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 100.0%
--------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             ADVERTISING -- 1.0%
       250   Moshi Moshi Hotline, Inc.                    $    7,571

             AUTOMOTIVE -- 15.3%
     1,000   Aisin Seiki Co., LTD                             12,889
     1,000   Bridgestone Corp.                                12,464
       600   Denso Corp.                                       9,565
     1,100   Exedy Corp.                                       8,000
       300   Honda Motor Co., LTD                             10,750
     1,000   Keihin Corp.                                      9,909
     2,000   Nissan Motor Co., LTD                            15,362
     1,800   Toyota Motor Corp.                               43,785
                                                          ----------
                                                             122,724

             BUSINESS SERVICES -- 3.1%
        40   Bellsystem 24, Inc.                               7,833
         8   E-System Corp. *                                  7,118
         3   Goodwill Group, Inc.                              9,966
                                                          ----------
                                                              24,917

             CHEMICALS -- 7.4%
     3,000   Kaneka Corp.                                     16,039
     3,000   Nippon Sanso Corp.                                8,914
       400   Nitto Denko Corp.                                10,546
       500   Shin-Etsu Chemical Co., LTD                      15,427
     2,000   Sumitomo Bakelite Co., LTD                        8,032
                                                          ----------
                                                              58,958

             COMPUTER NETWORKS -- 1.9%
       100   Obic Co., LTD                                    15,501
             COMPUTER SOFTWARE -- 4.7%
       400   Capcom Co., LTD                                   7,591
       600   Fuji Soft Abc, Inc.                               9,060
       400   Konami Computer Entertainment Tokyo, Inc.         5,322
     1,100   Nippon System Development Co., LTD               15,417
                                                          ----------
                                                              37,390

             DISTRIBUTION -- 5.7%
     3,000   Mitsubishi Corp.                                 18,734
     4,000   Sumitomo Corp.                                   17,337
       400   Tomen Electronics Corp.                           9,191
                                                          ----------
                                                              45,262

             ELECTRONICS/ELECTRICAL EQUIPMENT -- 19.6%
       600   Advantest Corp.                                  19,737
       300   Fanuc LTD                                        11,877
       600   Geomatec Co., LTD                                 7,150
     1,000   Hosiden Corp.                                     8,612
       300   Mabuchi Motor Co., LTD                           26,643
     4,000   Matsushita Electric Industrial Co., LTD          41,923
     2,000   Matsushita Electric Works LTD                    12,146
       200   SMC Corp.                                        15,835
       300   Sony Corp.                                       12,905
                                                          ----------
                                                             156,828

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             ENGINEERING SERVICES -- 0.7%
     1,000   JGC Corp.                                    $    5,575

             FINANCIAL SERVICES -- 4.8%
       300   Aeon Credit Service Co., LTD                     10,358
     4,000   Nikko Cordial Corp.                              16,032
     1,000   Nomura Holdings, Inc.                            11,509
                                                          ----------
                                                              37,899

             HOTELS/OTHER LODGING -- 1.1%
       500   Resorttrust, Inc.                                 8,367

             MACHINERY & ENGINEERING EQUIPMENT -- 3.7%
     4,000   Nippon Thompson Co., LTD                         13,028
       700   Union Tool Co.                                   16,284
                                                          ----------
                                                              29,312

             MANUFACTURING -- 2.5%
     5,000   Mitsubishi Heavy Industries LTD                  10,611
     4,000   NSK LTD                                           9,632
                                                          ----------
                                                              20,243

             MULTI-MEDIA -- 1.2%
         2   Fuji Television Network, Inc.                     9,387

             OFFICE/BUSINESS EQUIPMENT -- 4.6%
     1,000   Canon, Inc.                                      36,895

             PAPER/FOREST PRODUCTS -- 1.1%
     2,000   OJI Paper Co., LTD                                8,636

             PHARMACEUTICALS -- 3.8%
     1,000   Kyorin Pharmaceutical Co., LTD                   17,795
       300   Takeda Chemical Industries LTD                   12,464
                                                          ----------
                                                              30,259

             PHOTOGRAPHIC EQUIPMENT -- 5.2%
     1,000   Fuji Photo Film Co., LTD                         27,589
     2,000   Konica Corp.                                     13,583
                                                          ----------
                                                              41,172

             PRINTING & PUBLISHING -- 0.8%
       600   Toppan Forms Co., LTD                             6,612

             REAL ESTATE -- 0.9%
     1,000   Mitsubishi Estate Co., LTD                        7,477

             RETAILING -- 4.6%
     1,000   Daimaru, Inc.                                     3,404
       300   Fast Retailing Co., LTD                           9,281
     1,000   Marui Co., LTD                                    9,289
       200   Yamada Denki Co., LTD                             4,930
       400   Yamada Denki Co., LTD, (W/I)                      9,403
                                                          ----------
                                                              36,307

             SHIPPING/TRANSPORTATION -- 0.8%
       700   Yusen Air & Sea Service Co.                       6,285

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             STEEL -- 0.9%
     6,000   Nippon Steel Corp.                           $    6,857

             TELECOMMUNICATIONS -- 2.1%
         3   Nippon Telegraph & Telephone Corp.               10,995
         3   NTT Docomo, Inc.                                  5,534
                                                          ----------
                                                              16,529

             TIRE & RUBBER -- 0.1%
       200   Yokohama Rubber Co., LTD                            424

             TOYS & GAMES -- 2.4%
       200   Nintendo Co., LTD                                19,264
--------------------------------------------------------------------
             Total Investments -- 100.0%                  $  796,651
             (Cost $827,675)
--------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FLEMING INTERNATIONAL GROWTH FUND
Portfolio of Investments

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 100.0%
---------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             BELGIUM -- 1.7%
     5,560   Dexia                                       $    53,474

             BRAZIL -- 1.2%
     4,270   Uniao de Bancos Brasileiros SA, GDR              38,814

             FINLAND -- 3.8%
     7,070   Nokia OYJ                                       119,851

             FRANCE -- 16.9%
     2,530   Aventis SA                                      151,172
     1,910   BNP Paribas                                      76,009
     3,280   Compagnie de Saint-Gobain                        71,100
     3,920   Dassault Systemes SA                             92,994
     1,040   Total Fina Elf SA                               142,994
                                                         -----------
                                                             534,269

             GERMANY -- 5.5%
     1,250   Altana AG                                        59,703
       990   Bayerische Motoren Werke AG                      35,277
       730   Deutsche Bank AG                                 31,821
     1,070   Schering AG                                      48,525
                                                         -----------
                                                             175,326

             HONG KONG -- 2.9%
     7,000   Cheung Kong Holdings LTD                         46,446
    44,000   Li & Fung LTD                                    43,723
                                                         -----------
                                                              90,169

             ITALY -- 1.8%
     4,180   ENI-Ente Nazionale Idrocarburi SPA               57,927

             JAPAN -- 14.4%
     3,000   Canon, Inc.                                     110,509
     3,500   Chugai Pharmaceutical Co., LTD                   28,581
     3,000   Fuji Photo Film Co., LTD                         82,637
     1,400   Honda Motor Co., LTD                             50,088
    14,000   Nikko Cordial Corp.                              56,021
       800   Nintendo Co., LTD                                76,932
     1,210   Takefuji Corp.                                   50,686
                                                         -----------
                                                             455,454
             SOUTH KOREA -- 7.2%
     2,050   Kookmin Bank, ADR                                66,318
     3,200   KT Corp., ADR                                    65,728
       670   Samsung Electronics Co., LTD, GDR, #             95,475
                                                         -----------
                                                             227,521
             SPAIN -- 1.6%
     2,350   Altadis SA                                       49,593

             SWEDEN -- 2.0%
    15,770   Nordea AB                                        64,338

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             SWITZERLAND -- 2.6%
       390   Nestle SA                                   $    83,430

             TAIWAN -- 1.7%
     7,072   Hon Hai Precision Industry Co., GDR,
              Regulation S                                    54,455

             THE NETHERLANDS -- 4.3%
     4,750   Koninklijke Philips Electronics NV               84,982
     2,870   Wolters Kluwer NV                                50,241
                                                         -----------
                                                             135,223

             UNITED KINGDOM -- 32.4%
    42,000   ARM Holdings PLC *                               37,111
    14,200   Aviva PLC                                       108,816
    30,000   BAE Systems PLC                                  87,384
    13,820   Barclays PLC                                     95,530
    18,690   BG Group PLC                                     74,534
     8,910   Compass Group PLC                                39,469
     7,300   GlaxoSmithKline PLC                             139,280
    17,820   Logica PLC                                       43,475
     2,100   Rio Tinto PLC                                    37,932
     4,580   Royal Bank of Scotland Group PLC                107,727
    25,900   Tesco PLC                                        80,300
    96,900   Vodafone Group PLC                              155,708
     1,910   Wolseley PLC                                     15,981
                                                         -----------
                                                           1,023,247
--------------------------------------------------------------------
             Total Investments -- 100.0%                 $ 3,163,091
             (Cost $3,962,462)
--------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2002

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Banking                                                     16.9%
Pharmaceuticals                                             13.5
Telecommunications                                          10.8
Oil & Gas                                                    8.7
Food/Beverage Products                                       6.4
Electronics/Electrical Equipment                             3.9
Office/Business Equipment                                    3.5
Financial Services                                           3.4
Insurance                                                    3.4
Computers/Computer Hardware                                  3.1
Consumer Products                                            3.0
Semi-Conductors                                              3.0
Computer Software                                            2.9
Aerospace                                                    2.8
Automotive                                                   2.7
Photographic Equipment                                       2.6
Toys & Games                                                 2.4
Construction Materials                                       2.2
Other (below 2.0%)                                           4.8
---------------------------------------------------------------------------
Total                                                      100.0%
---------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FLEMING INTERNATIONAL VALUE FUND
Portfolio of Investments

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 97.3%
--------------------------------------------------------------------
             COMMON STOCKS -- 97.3%
             AUSTRALIA -- 5.3%
    68,247   Commonwealth Bank of Australia             $  1,151,465
   948,839   MIM Holdings LTD                                600,331
   158,530   WMC LTD                                         667,800
                                                        ------------
                                                           2,419,596
             FINLAND -- 3.3%
    89,562   Nokia OYJ                                     1,521,081

             FRANCE -- 12.3%
    31,365   BNP Paribas                                   1,250,500
    15,671   Michelin (C.G.D.E.), B Shares                   455,635
    14,040   Sanofi-Synthelabo SA                            858,556
    13,784   Total Fina Elf SA                             1,898,747
    48,978   Vivendi Environnement                         1,161,154
                                                        ------------
                                                           5,624,592

             GERMANY -- 2.1%
     7,400   Muenchener Rueckversicherungs AG                952,664

             JAPAN -- 15.3%
   117,000   Daiwa Securities Group, Inc.                    546,274
    20,400   Fast Retailing Co., LTD                         631,100
    74,000   JFE Holdings, Inc. *                            903,632
   300,000   Kubota Corp.                                    756,673
   121,000   Matsushita Electric Industrial Co., LTD       1,268,174
   105,000   Mitsubishi Corp.                                655,661
   137,400   Nissan Motor Co., LTD                         1,055,371
   113,000   Sompo Japan Insurance, Inc.                     590,319
    15,100   Takeda Chemical Industries LTD                  627,369
                                                        ------------
                                                           7,034,573
             MEXICO -- 1.1%
    16,763   Telefonos de Mexico SA de CV, Class L, ADR      511,272

             RUSSIA -- 1.3%
     9,451   LUKOIL, ADR                                     617,309

             SINGAPORE -- 2.8%
   186,000   DBS Group Holdings LTD                        1,306,224

             SOUTH KOREA -- 3.8%
     7,150   Samsung Electronics Co., LTD, GDR, #          1,012,240
    34,189   Shinhan Financial Group Co., LTD,
              GDR, #, (i)                                    721,121
                                                        ------------
                                                           1,733,361
             SPAIN -- 7.5%
   122,240   Banco Bilbao Vizcaya Argentaria SA            1,164,536
    91,611   Iberdrola SA                                  1,088,663
   125,361   Telefonica SA *                               1,189,303
                                                        ------------
                                                           3,442,502
             SWITZERLAND -- 10.8%
    18,023   Credit Suisse Group                             344,295
     6,224   Lonza Group AG                                  378,407

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
    33,643   Novartis AG                                $  1,283,093
     3,972   Schindler Holding AG                            680,745
    24,179   UBS AG                                        1,152,278
    11,774   Zurich Financial Services AG                  1,108,648
                                                        ------------
                                                           4,947,466

             THE NETHERLANDS -- 8.2%
   130,036   Aegon NV                                      1,762,916
    20,053   Akzo Nobel NV                                   599,723
    17,984   DSM NV                                          760,464
    24,547   VNU NV                                          659,011
                                                        ------------
                                                           3,782,114

             UNITED KINGDOM -- 23.5%
    27,290   BBA Group PLC                                    75,571
   259,477   BP PLC                                        1,664,407
   423,803   BT Group PLC                                  1,203,421
   118,678   Lloyds TSB Group PLC                          1,021,197
    48,622   Reckitt Benckiser PLC                           882,404
    62,052   Royal Bank of Scotland Group PLC              1,460,093
   205,730   Scottish Power PLC                            1,129,748
    65,995   Six Continents PLC                              535,865
   277,033   Tesco PLC                                       859,254
   170,600   TI Automotive LTD, Class A * (f)                      0
   142,210   Unilever PLC                                  1,405,013
    54,931   United Utilities PLC                            507,904
                                                        ------------
                                                          10,744,877
             -------------------------------------------------------
             Total Common Stocks                          44,637,631
             (Cost $40,379,105)
--------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 2.7%
--------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
--------------------------------------------------------------------
             U.S. TREASURY SECURITY -- 2.7%
$ 1,240,000  U.S. Treasury Bill, 1.58%, 2/6/03 @           1,235,289
             (Cost $1,234,709)

    SHARES
             MONEY MARKET FUND -- 0.0%^
       168   JPMorgan Prime Money Market Fund (a)                168
             (Cost $168)
--------------------------------------------------------------------
             Total Short-Term Investments                  1,235,457
             (Cost $1,234,877)
--------------------------------------------------------------------
             Total Investments -- 100.0%                $ 45,873,088
             (Cost $41,613,982)
--------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2002

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Banking                                                     19.3%
Telecommunications                                           9.7
Insurance                                                    9.6
Oil & Gas                                                    9.1
Pharmaceuticals                                              6.0
Utilities                                                    5.9
Food/Beverage Products                                       4.9
Chemicals                                                    3.8
Automotive                                                   3.3
Machinery & Engineering Equipment                            3.1
Electronics/Electrical Equipment                             2.8
Financial Services                                           2.8
Metals/Mining                                                2.8
U.S. Treasury Bill                                           2.7
Environmental Services                                       2.5
Semi-Conductors                                              2.2
Steel                                                        2.0
Other (below 2.0%)                                           7.5
---------------------------------------------------------------------------
Total                                                      100.0%
---------------------------------------------------------------------------

FUTURES CONTRACTS

                                                       NOTIONAL     UNREALIZED
 NUMBER                                                VALUE AT    APPRECIATION/
   OF                                  EXPIRATION      10/30/02   (DEPRECIATION)
CONTRACTS  DESCRIPTION                    DATE           (USD)        (USD)
----------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING
    64     DJ Euro Stoxx             December, 2002  $ 1,595,880    $ 46,165
    25     FTSE 100 Index            December, 2002    1,575,260      19,409
     8     Topix Index               December, 2002      561,260       2,482

                       See notes to financial statements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                           NET UNREALIZED
                                 SETTLEMENT     VALUE       APPRECIATION
                    SETTLEMENT     VALUE     AT 10/31/02   (DEPRECIATION)
 CONTRACTS TO BUY      DATE        (USD)         (USD)          (USD)
---------------------------------------------------------------------------
   1,334,383 CHF     11/20/02  $    895,055  $    904,339    $   9,284
  15,607,806 DKK     11/20/02     2,062,179     2,078,114       15,935
   4,932,152 EUR     11/20/02     4,827,419     4,880,834       53,415
   3,020,000 GBP     11/20/02     4,688,580     4,720,160       31,580
   9,222,264 HKD     11/20/02     1,182,008     1,182,299          291
 629,054,426 JPY     11/20/02     5,089,313     5,138,536       49,223
   3,247,949 NOK     11/20/02       435,686       435,713           27
   8,799,447 SEK     11/20/02       951,775       959,263        7,488
                               ------------  ------------    ---------
                               $ 20,132,015  $ 20,299,258    $ 167,243
                               ============  ============    =========

                                                           NET UNREALIZED
                                 SETTLEMENT     VALUE       APPRECIATION
                    SETTLEMENT     VALUE     AT 10/31/02   (DEPRECIATION)
CONTRACTS TO SELL      DATE        (USD)        (USD)           (USD)
---------------------------------------------------------------------------
   1,305,304 AUD     11/20/02  $    718,884  $    723,456   $   (4,572)
   2,720,000 CHF     11/20/02     1,814,056     1,843,401      (29,345)
   7,582,501 EUR     11/20/02     7,428,286     7,503,606      (75,320)
   2,507,648 GBP     11/20/02     3,896,463     3,919,370      (22,907)
 337,666,180 JPY     11/20/02     2,730,220     2,758,282      (28,062)
   1,739,321 SGD     11/20/02       963,159       985,397      (22,238)
                               ------------  ------------   ----------
                               $ 17,551,068  $ 17,733,512   $ (182,444)
                               ============  ============   ==========

                       See notes to financial statements.

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 96.7%
--------------------------------------------------------------------
             COMMON STOCKS -- 96.0%
             AUSTRALIA -- 3.4%
   307,460   Brambles Industries LTD                   $   1,168,888
   558,094   Foster's Group LTD                            1,471,277
   552,520   Santos LTD                                    1,916,556
   747,645   Southern Pacific Petroleum NL *                 116,184
   909,991   WMC LTD                                       3,833,296
                                                       -------------
                                                           8,506,201

             BELGIUM -- 1.0%
   113,326   Interbrew SA                                  2,553,146

             FINLAND -- 3.2%
   392,791   Nokia OYJ                                     6,670,990
   134,886   Stora Enso OYJ, R Shares                      1,405,921
                                                       -------------
                                                           8,076,911

             FRANCE -- 10.2%
   138,356   BNP Paribas                                   5,516,154
    10,749   Lafarge SA                                      856,365
    20,700   Michelin (C.G.D.E.), B Shares                   601,854
    42,321   Pechiney SA, A Shares                         1,305,924
    13,148   Sanofi-Synthelabo SA                            804,010
    72,848   Societe Generale, Class A                     3,690,013
    26,244   Technip-Coflexip SA                           1,706,198
    42,825   Total Fina Elf SA                             5,899,145
    55,470   Valeo SA                                      1,634,217
   154,991   Vivendi Environnement                         3,674,475
                                                       -------------
                                                          25,688,355

             GERMANY -- 0.3%
     8,900   Adidas-Salomon AG                               683,056

             HONG KONG -- 2.0%
   986,000   CNOOC LTD                                     1,232,595
   523,300   Hong Kong Electric Holdings LTD               2,126,908
    89,000   Sun Hung Kai Properties LTD                     554,581
   619,000   Wharf Holdings LTD                            1,242,063
                                                       -------------
                                                           5,156,147

             INDIA -- 1.8%
    75,718   Ranbaxy Laboratories LTD, GDR                   908,616
   340,002   Reliance Industries LTD, GDR, #, (i)          3,751,820
                                                       -------------
                                                           4,660,436

             ITALY -- 2.0%
 1,345,812   UniCredito Italiano SPA                       5,064,454

             JAPAN -- 14.8%
    36,500   Aiful Corp.                                   1,534,365
   132,100   Chugai Pharmaceutical Co., LTD                1,080,436
   431,000   Daiwa Securities Group, Inc.                  2,012,342
   118,600   Fast Retailing Co., LTD                       3,669,039

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
 1,029,000   Fujitsu LTD                               $   3,334,528
   120,300   Honda Motor Co., LTD                          4,310,807
   263,300   JFE Holdings, Inc. *                          3,215,222
       474   KDDI Corp.                                    1,392,866
   112,000   Matsushita Electric Industrial Co., LTD       1,173,847
   805,000   Minebea Co., LTD                              3,653,416
   640,000   Mitsubishi Chemical Corp. *                   1,107,501
   349,000   Mitsubishi Pharma Corp.                       2,259,056
   255,000   NEC Corp.                                       936,658
 1,332,000   Resona Holdings, Inc. *                         761,081
   209,000   Ricoh Co., LTD                                3,736,103
    16,300   Rohm Co., LTD                                 2,052,967
   231,000   Sompo Japan Insurance, Inc.                   1,206,759
                                                       -------------
                                                          37,436,993

             MEXICO -- 0.6%
    95,000   Grupo Financiero BBVA Bancomer
              SA de CV, ADR *                              1,497,428

             PHILIPPINES -- 0.0% ^
   375,000   ABS-CBN Broadcasting Corp., PDR *               120,000

             RUSSIA -- 1.8%
    70,770   LUKOIL, ADR                                   4,622,470

             SINGAPORE -- 0.9%
   332,000   DBS Group Holdings LTD                        2,331,540

             SOUTH KOREA -- 4.0%
    40,100   KT Corp., ADR                                   823,654
    41,500   POSCO, ADR                                      959,895
     9,870   Samsung Electronics Co., LTD                  2,794,541
   383,870   Shinhan Financial Group Co., LTD              4,048,198
    74,000   SK Telecom Co., LTD, ADR                      1,485,180
                                                       -------------
                                                          10,111,468

             SPAIN -- 5.9%
    52,611   Acerinox SA                                   1,869,363
   560,520   Banco Bilbao Vizcaya Argentaria SA            5,339,872
   325,113   Iberdrola SA                                  3,863,494
    34,139   Repsol YPF SA                                   386,084
   356,240   Telefonica SA *                               3,379,659
                                                       -------------
                                                          14,838,472

             SWEDEN -- 1.6%
   236,957   Assa Abloy AB, Class B                        2,340,501
   123,770   Securitas AB, B Shares                        1,722,330
                                                       -------------
                                                           4,062,831

             SWITZERLAND -- 8.6%
   107,178   Compagnie Financiere Richemont AG, Class A    1,851,402
    13,903   Credit Suisse Group                             265,590
    31,140   Lonza Group AG                                1,893,250
   147,066   Novartis AG                                   5,608,871
    26,750   Roche Holding AG                              1,893,629
     2,428   Serono SA                                     1,355,285

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
   125,773   UBS AG                                    $   5,993,857
    31,100   Zurich Financial Services AG                  2,928,397
                                                       -------------
                                                          21,790,281

             TAIWAN -- 0.0% ^
     1,610   United Microelectronics Corp., ADR *              6,682

             THE NETHERLANDS -- 6.7%
   266,613   Aegon NV                                      3,614,509
   128,546   ASML Holding NV *                             1,126,592
   103,628   Heineken Holding NV, Class A                  3,031,463
     4,013   Heineken NV                                     161,227
   586,248   Koninklijke KPN NV *                          3,715,575
    73,596   Koninklijke Philips Electronics NV            1,319,160
   102,123   Numico NV                                     1,628,224
    74,853   TPG NV                                        1,212,711
       135   VNU NV                                            3,624
    68,368   Wolters Kluwer NV                             1,199,047
                                                       -------------
                                                          17,012,132

             UNITED KINGDOM -- 26.2%
   127,850   Amersham PLC                                  1,154,126
   300,419   Amvescap PLC                                  1,861,227
    93,917   AstraZeneca PLC                               3,504,366
   270,243   BAE Systems PLC                                 787,458
   549,636   Barclays PLC                                  3,800,793
   224,216   BBA Group PLC                                   620,893
   268,373   BP PLC                                        1,721,470
 1,370,723   British Airways PLC *                         2,836,104
    85,543   British American Tobacco PLC                    875,264
   151,206   British Sky Broadcasting PLC *                1,427,655
   940,220   BT Group PLC                                  2,669,826
   385,385   Centrica PLC                                  1,097,345
 1,705,432   Corus Group PLC *                             1,133,966
 1,359,133   Dixons Group PLC                              4,050,734
   338,335   GlaxoSmithKline PLC                           6,457,785
   664,474   Hays PLC                                        933,016
   312,946   Imperial Chemical Industries PLC              1,228,910
   382,266   P & O Princess Cruises PLC                    2,804,887
   397,646   Prudential PLC                                2,843,084
   228,496   Reckitt Benckiser PLC                         4,146,803
   324,704   Scottish Power PLC                            1,783,083
 1,029,785   Tesco PLC                                     3,194,012
   707,673   Unilever PLC                                  6,991,700
 4,984,804   Vodafone Group PLC                            8,013,213
                                                       -------------
                                                          65,937,720

             VENEZUELA -- 1.0%
   218,606   Compania Anonima Nacional Telefonos de
              Venezuela (CANTV), ADR                       2,590,481
             -------------------------------------------------------
             Total Common Stocks                         242,747,204
             (Cost $258,897,200)
             -------------------------------------------------------

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             PREFERRED STOCK -- 0.7%
             AUSTRALIA -- 0.7%
   378,627   News Corp., LTD                           $   1,870,230
             (Cost $1,595,882)
--------------------------------------------------------------------
             Total Long-Term Investments                 244,617,434
             (Cost $260,493,082)
--------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 3.3%
--------------------------------------------------------------------
  PRINCIPAL
   AMOUNT
             U.S. TREASURY SECURITY -- 0.4%
$ 1,080,000  U.S. Treasury Bill, 1.55%, 2/6/03 @           1,075,897
             (Cost $1,075,492)

   SHARES
             MONEY MARKET FUND -- 2.9%
 7,309,737   JPMorgan Prime Money Market Fund (a)          7,309,737
             (Cost $7,309,737)
--------------------------------------------------------------------
             Total Short-Term Investments                  8,385,634
             (Cost $8,385,229)
--------------------------------------------------------------------
             Total Investments -- 100.0%               $ 253,003,068
             (Cost $268,878,311)
--------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2002

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Banking                                                     12.9%
Telecommunications                                          12.1
Pharmaceuticals                                              9.4
Food/Beverage Products                                       7.5
Oil & Gas                                                    6.3
Financial Services                                           4.3
Insurance                                                    4.2
Retailing                                                    3.8
Utilities                                                    3.5
Chemicals                                                    3.2
Money Market Fund                                            2.9
Steel                                                        2.8
Electronics/Electrical Equipment                             2.8
Automotive                                                   2.6
Consumer Products                                            2.0
Metals/Mining                                                2.0
Semi-Conductors                                              1.6
Environmental Services                                       1.5
Office/Business Equipment                                    1.5
Computers/Computer Hardware                                  1.3
Multi-Media                                                  1.3
Manufacturing                                                1.2
Airlines                                                     1.1
Entertainment/Leisure                                        1.1
Other (below 1.0%)                                           7.1
---------------------------------------------------------------------------
Total                                                      100.0%
---------------------------------------------------------------------------

                       See notes to financial statements.

FUTURES CONTRACTS

                                                         NOTIONAL    UNREALIZED
 NUMBER                                                  VALUE AT   APPRECIATION
   OF                                  EXPIRATION        10/31/02  (DEPRECIATION)
CONTRACTS  DESCRIPTION                    DATE             (USD)        (USD)
--------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING
   143     DJ Euro Stoxx             December, 2002    $ 3,565,795   $  48,309
    54     FTSE 100 Index            December, 2002      3,402,563     (44,775)
    43     Topix Index               December, 2002      3,016,774     (53,087)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                            NET UNREALIZED
                                SETTLEMENT      VALUE        APPRECIATION
                    SETTLEMENT    VALUE      AT 10/31/02    (DEPRECIATION)
 CONTRACTS TO BUY      DATE       (USD)         (USD)           (USD)
----------------------------------------------------------------------------
   17,622,639 CAD    11/25/02  $ 11,204,985  $ 11,249,434      $  44,449
    2,838,256 CHF    11/25/02     1,902,419     1,923,818         21,399
   11,674,571 EUR    11/25/02    11,392,426    11,550,545        158,119
    4,686,663 GBP    11/25/02     7,267,953     7,322,847         54,894
   11,624,235 HKD    11/25/02     1,490,000     1,490,181            181
2,349,545,185 JPY    11/25/02    18,853,005    19,197,105        344,100
   16,582,818 SEK    11/25/02     1,792,976     1,807,097         14,121
                               ------------  ------------      ---------
                               $ 53,903,764  $ 54,541,027      $ 637,263
                               ============  ============      =========

                                                            NET UNREALIZED
                                SETTLEMENT      VALUE        APPRECIATION
                    SETTLEMENT    VALUE      AT 10/31/02    (DEPRECIATION)
CONTRACTS TO SELL      DATE       (USD)         (USD)           (USD)
----------------------------------------------------------------------------
   7,013,645  CHF    11/25/02  $  4,691,233  $  4,753,967     $  (62,734)
  13,330,000  EUR    11/25/02    12,926,634    13,188,388       (261,754)
   8,447,578  GBP    11/25/02    13,081,132    13,199,226       (118,094)
  36,862,986  HKD    11/25/02     4,724,570     4,725,688         (1,118)
 977,081,760  JPY    11/25/02     7,900,000     7,983,307        (83,307)
  16,582,818  SEK    11/25/02     1,770,761     1,807,097        (36,336)
                               ------------  ------------     ----------
                               $ 45,094,330  $ 45,657,673     $ (563,343)
                               ============  ============     ==========

                       See notes to financial statements.

JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 100.0%
--------------------------------------------------------------------
             COMMON STOCKS -- 89.3%
             ARGENTINA -- 0.3%
    13,206   Grupo Financiero Galicia SA, ADR *         $     15,318
    37,221   Perez Companc SA, ADR *                         198,016
                                                        ------------
                                                             213,334

             BRAZIL -- 5.3%
     7,433   Brasil Telecom Participacoes SA, ADR            207,381
     2,028   Centrals Eletricas Brasileiras SA, ADR            5,362
    36,621   CIA Paranaense de Energia, ADR                   84,228
    32,816   Companhia de Bebidas das Americas, ADR          474,847
    31,525   Compania Vale do Rlo Doce, ADR                  803,888
    14,539   Embraer-Empresa Brasileira de
               Aeronautica SA, ADR                           227,972
    97,615   Petroleo Brasileiro SA, Class A, ADR          1,177,237
    45,300   Souza Cruz SA                                   230,804
    31,224   Tele Norte Leste Participacoes SA, ADR          216,070
                                                        ------------
                                                           3,427,789

             CHILE -- 1.5%
    15,039   Antofagasta PLC                                 123,525
    96,434   Compania de Telecomunicaciones de
               Chile SA, ADR                                 838,976
                                                        ------------
                                                             962,501

             CHINA -- 4.3%
 1,524,568   Aluminium Corp. of China LTD                    168,106
    12,929   AsiaInfo Holdings, Inc. *                        40,209
 1,731,014   Chaoda Modern Agriculture                       255,233
   273,500   China Mobile LTD *                              671,529
 2,542,623   China Petroleum & Chemical Corp., Class H       394,463
   853,393   China Rare Earth Holdings LTD                    86,440
 2,022,000   Denway Motors LTD                               622,201
   687,925   Techtronic Industries Co.                       524,804
                                                        ------------
                                                           2,762,985

             CZECH REPUBLIC -- 1.0%
   114,262   CEZ AS                                          320,187
     4,600   Komercni Banka AS                               291,135
                                                        ------------
                                                             611,322

             EGYPT -- 0.3%
    31,091   Orascom Construction Industries                 177,452

             HUNGARY -- 0.5%
    38,699   OTP Bank RT                                     342,697

             INDIA -- 2.1%
    21,737   Hindalco Industries LTD, GDR, Regulation S      222,841
    19,743   ITC LTD                                         251,219
     4,277   ITC LTD, GDR                                     54,532
    18,045   Ranbaxy Laboratories LTD                        194,886
    33,513   Reliance Industries LTD, GDR, #, (i)            369,806
    56,113   Satyam Computer Services LTD *                  273,270
                                                        ------------
                                                           1,366,554

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             INDONESIA -- 1.6%
   141,346   International Nickel Indonesia TBK PT *    $     57,427
    25,000   Telekomunikasi Indonesia TBK PT, ADR            166,750
   398,550   Unilever Indonesia TBK PT                       794,509
                                                        ------------
                                                           1,018,686

             ISRAEL -- 2.9%
   233,023   Bank Hapoalim LTD *                             346,755
    15,100   Check Point Software Technologies LTD *         208,229
    16,700   Teva Pharmaceutical Industries LTD, ADR       1,293,081
                                                        ------------
                                                           1,848,065

             MALAYSIA -- 4.4%
    45,532   British American Tobacco BHD                    428,360
    91,600   Genting BHD                                     318,189
    43,000   Golden Hope Plantations BHD                      32,137
   322,000   Hong Leong Bank BHD                             415,211
   404,000   IOI Corp., BHD                                  595,368
   232,000   Malakoff BHD                                    246,653
   120,000   Maxis Communications BHD *                      187,895
    31,000   Nestle BHD                                      159,895
    16,833   Palmco Holdings BHD (f)                               0
   660,000   Public Bank BHD                                 465,474
                                                        ------------
                                                           2,849,182

             MEXICO -- 8.6%
    32,120   America Movil SA de CV, Ser. L, ADR             431,693
    40,799   Cemex SA de CV, ADR                             826,996
    10,756   Fomento Economico Mexicano SA de CV, ADR        389,367
    14,846   Grupo Aeroportuario de Sureste SA de CV,
              ADR                                            163,454
   858,730   Grupo Financiero BBVA Bancomer *                676,764
    91,328   Grupo Mexico SA de CV, Ser. B                    89,969
    19,186   Grupo Televisa SA, ADR                          539,127
    53,044   Telefonos de Mexico SA de CV, Class L, ADR    1,617,843
   360,961   Wal-Mart de Mexico SA de CV, Ser. C             776,968
                                                        ------------
                                                           5,512,181

             PHILIPPINES -- 0.2%
 1,245,737   Ayala Corp.                                     111,384
    16,024   First Philippine Holdings *                       4,072
   202,078   SM Prime Holdings, Inc.                          20,541
                                                        ------------
                                                             135,997

             POLAND -- 2.0%
    20,792   Bank Pekao SA, ADR, # *                         496,201
    92,457   KGHM Polska Miedz SA                            280,958
   156,831   Telekomunikacja Polska SA *                     534,934
                                                        ------------
                                                           1,312,093

             RUSSIA -- 2.0%
     7,153   Mobile Telesystems, ADR                         234,046
    19,223   OAO Gazprom, ADR, Regulation S                  256,627
    15,000   Surgutneftegaz, ADR                             269,550
     8,749   Vimpel Communications, ADR *                    246,722
     1,861   YUKOS, ADR                                      258,498
                                                        ------------
                                                           1,265,443

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             SOUTH AFRICA -- 13.5%
    16,753   Anglo American Platinum Corp., LTD         $    602,927
   193,127   Anglo American PLC                            2,525,695
     9,282   Anglogold LTD                                   483,518
   766,989   FirstRand LTD                                   528,330
    62,171   Gold Fields LTD                                 711,340
    15,189   Impala Platinum Holdings LTD                    871,894
    48,543   Imperial Holdings LTD                           265,082
   200,311   Nampak LTD                                      274,963
    32,453   Sappi LTD                                       388,747
    73,031   Sasol LTD                                       796,518
   389,293   Standard Bank Group LTD                       1,144,534
                                                        ------------
                                                           8,593,548

             SOUTH KOREA -- 24.3%
    19,370   Hyundai Motor Co., LTD                          492,000
    64,976   Kookmin Bank                                  2,164,977
    32,755   Korea Electric Power Corp.                      495,962
    38,085   Korea Tobacco & Ginseng Corp., GDR, #           278,021
    35,123   KT Corp., ADR                                   721,426
    15,529   POSCO                                         1,459,228
    17,390   Samsung Electronics Co., LTD                  4,923,717
     6,923   Samsung Electronics Co., LTD, GDR               474,226
    16,151   Samsung Fire & Marine Insurance Co., LTD        980,857
     9,680   Samsung SDI Co., LTD                            601,375
    45,205   Shinhan Financial Group Co., LTD, GDR,
              #, (i)                                         953,472
    98,521   SK Telecom Co., LTD, ADR                      1,977,317
                                                        ------------
                                                          15,522,578

             TAIWAN -- 11.3%
   495,390   Advanced Semiconductor Engineering, Inc. *      270,822
   129,750   Asustek Computer, Inc.                          268,796
   165,000   Benq Corp.                                      236,426
   982,880   China Steel Corp.                               528,841
   712,000   Chinatrust Financial Holding Co. *              567,469
   811,250   Far Eastern Textile Co., LTD                    245,091
   367,490   Formosa Plastics Corp.                          403,916
   272,350   Hon Hai Precision Industry Co., LTD             983,453
   119,100   Realtek Semiconductor Corp.                     332,404
   661,899   Sinopac Holdings Co. *                          277,101
   265,675   Synnex Technology International Corp.           428,077
 1,851,658   Taishin Financial Holdings Co., LTD *           836,456
 1,358,408   Taiwan Semiconductor Manufacturing
              Co., LTD *                                   1,817,464
    42,352   Yageo Corp. *                                    12,551
                                                        ------------
                                                           7,208,867

             THAILAND -- 1.3%
    66,671   BEC World PCL                                   320,452
       136   Dhana Siam Finance PCL (f)                            0
   156,687   PTT PCL                                         139,398
   635,200   Siam Commercial Bank PCL *                      385,303
                                                        ------------
                                                             845,153

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             TURKEY -- 1.3%
61,998,000   Eregli Demir ve Celik Fabrikalari TAS *    $    646,968
35,177,000   Turkcell Iletisim Hizmetleri AS                 209,761
                                                        ------------
                                                             856,729

             VENEZUELA -- 0.6%
    34,853   Compania Anonima Nacional Telefonos de          413,008
               Venezuela (CANTV), ADR
             -------------------------------------------------------
             Total Common Stocks                          57,246,164
             (Cost $65,756,176)
             -------------------------------------------------------

             PREFERRED STOCKS -- 3.2%
             BRAZIL -- 1.5%
    88,000   Aracruz Celulose SA, Class B                    140,810
10,837,422   Banco Itau SA                                   480,535
 2,729,000   Braskem SA, Class A                             166,852
29,257,141   CIA Energetica de Minas Gerais                  199,023
                                                        ------------
                                                             987,220

             SOUTH KOREA -- 1.7%
     8,140   Samsung Electronics Co., LTD                  1,095,576
             -------------------------------------------------------
             Total Preferred Stocks                        2,082,796
             (Cost $2,850,096)
             -------------------------------------------------------

             PARTNERSHIPS -- 6.3%
             RUSSIA -- 6.3%
       900   44 Limited Partnership * (f) (i)                 74,700
     1,600   44 Limited Partnership * (f) (i)                171,200
     2,617   New Century Holdings LTD
               (Parnership X) * (f) (i)                    3,263,399
       800   New Century Holdings LTD
               (Parnership III; Group B) * (f) (i)            43,200
     2,500   New Century Holdings LTD
               (Parnership XIV; Group I) * (f) (i)           492,500
             -------------------------------------------------------
             Total Partnerships                            4,044,999
             (Cost $6,226,242)
             -------------------------------------------------------

             WARRANTS -- 1.2%
             INDIA -- 0.8%
    39,852   Housing Development Finance Corp.,
               expires 1/30/03                               518,474

             SWITZERLAND -- 0.4%
    18,909   UBS AG, expires 6/10/03                         275,126
             -------------------------------------------------------
             Total Warrants                                  793,600
             (Cost $791,528)
--------------------------------------------------------------------
             Total Investments -- 100.0%                $ 64,167,559
             (Cost $75,624,042)
--------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2002

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Semi-Conductors                                             13.9%
Telecommunications                                          13.5
Banking                                                     12.4
Financial Services                                          11.7
Metals/Mining                                               10.9
Oil & Gas                                                    5.1
Steel                                                        4.1
Computers/Computer Hardware                                  2.6
Electronics/Electrical Equipment                             2.6
Consumer Products                                            2.4
Agricultural Production/Services                             2.2
Pharmaceuticals                                              2.0
Automotive                                                   1.7
Utilities                                                    1.7
Food/Beverage Products                                       1.6
Chemicals                                                    1.5
Insurance                                                    1.5
Construction Materials                                       1.3
Multi-Media                                                  1.3
Retailing                                                    1.2
Other (below 1.0%)                                           4.8
---------------------------------------------------------------------------
Total                                                      100.0%
---------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FLEMING ASIA EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 100.0%
--------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             CHINA -- 4.8%
 1,900,000   China Eastern Airlines Corp., LTD,
               H Shares                                 $    241,172
   175,000   China Mobile LTD *                              429,680
   388,000   People's Food Holdings LTD                      219,743
 1,144,000   PetroChina Co., LTD                             214,150
                                                        ------------
                                                           1,104,745

             HONG KONG -- 25.9%
   126,000   Cathay Pacific Airways LTD                      176,898
    50,000   Cheung Kong Holdings LTD                        331,757
   518,000   China National Aviation Co., LTD                106,929
   234,000   CLP Holdings LTD                                948,073
   205,000   CNOOC LTD                                       256,270
   250,000   Esprit Holdings LTD                             419,904
    65,000   Hang Seng Bank LTD                              702,137
   232,000   Henderson Investment LTD                        172,526
   457,700   Hong Kong & China Gas Co., LTD                  601,511
   180,000   Hong Kong Electric Holdings LTD                 731,595
   131,000   Hutchison Whampoa LTD                           806,216
   102,000   Li & Fung LTD                                   101,354
    41,000   Sun Hung Kai Properties LTD                     255,481
    72,500   Swire Pacific LTD                               304,895
                                                        ------------
                                                           5,915,546

             INDONESIA -- 1.1%
 1,200,000   Bank Central Asia                               240,520

             MALAYSIA -- 8.9%
   271,000   Arab-Malaysian Corp., BHD *                      77,734
   163,000   Gamuda BHD                                      244,500
    58,000   Genting BHD                                     201,474
   200,000   Hong Leong Bank BHD                             257,895
   115,000   IJM Corp., BHD                                  155,855
   101,000   IOI Corp., BHD                                  148,842
   200,000   Magnum Corp., BHD                               125,789
   140,000   Malayan Banking BHD                             303,947
     4,208   Palmco Holdings BHD (f)                               0
   282,250   Public Bank BHD                                 199,061
   130,000   Resorts World BHD                               307,895
                                                        ------------
                                                           2,022,992
             SINGAPORE -- 11.3%
    87,000   City Developments LTD                           230,594
    65,000   DBS Group Holdings LTD                          456,476
    80,000   Oversea-Chinese Banking Corp.                   471,201
   101,000   SembCorp Logistics LTD                          100,102
    48,000   Singapore Airlines LTD                          299,032
    25,000   Singapore Press Holdings LTD                    280,342
    83,000   Singapore Technologies Engineering LTD           86,963
    82,000   United Overseas Bank LTD                        622,303
     4,000   Venture Corp., LTD                               29,903
                                                        ------------
                                                           2,576,916

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             SOUTH KOREA -- 29.0%
    12,400   Daishin Securities Co., LTD                $    167,911
     3,660   Hite Brewery Co., LTD                           159,196
     3,500   Hyundai Motor Co. LTD, GDR, #                    44,451
     6,600   Hyundai Motor Co., LTD                          167,641
    18,020   Kookmin Bank                                    600,420
     3,500   Kookmin Credit Card Co., LTD                     75,975
    35,050   KorAm Bank *                                    223,215
    10,000   KT Corp., ADR                                   205,400
     5,600   KT Freetel *                                    139,253
     3,560   Kumgang Korea Chemical Co., LTD                 350,595
    13,200   LG Household & Health Care LTD                  389,987
     6,560   POSCO                                           616,430
     3,200   Samsung Electro-Mechanics Co., LTD              121,723
     6,540   Samsung Electronics Co., LTD                  1,851,703
     4,200   Samsung Fire & Marine Insurance Co., LTD        255,068
     3,900   Samsung SDI Co., LTD                            242,290
     6,000   Sindo Ricoh Co., LTD                            332,376
     3,500   SK Telecom Co., LTD                             646,287
     2,800   SK Telecom Co., LTD, ADR                         56,196
                                                        ------------
                                                           6,646,117

             TAIWAN -- 17.2%
    52,000   Accton Technology Corp. *                        64,336
   111,000   Asustek Computer, Inc.                          229,953
   750,000   Capital Securities Corp.                        225,507
   412,000   Chinatrust Financial Holding Co. *              328,367
   438,000   FAR Eastern International Bank                   74,355
   124,000   Formosa Chemicals & Fibre Co.                   111,673
   182,000   Formosa Plastics Corp.                          200,040
   231,000   Fubon Financial Holding Co., LTD                201,390
   102,000   Hon Hai Precision Industry Co., LTD             368,321
    56,000   Lite-On Technology Corp.                         81,370
   247,000   Nan YA Plastic Corp.                            213,207
    97,000   Nien Hsing Textile Co., LTD                      87,078
    50,000   Nien Made Enterprises *                          84,161
   176,000   Quanta Computer, Inc.                           357,013
   650,000   Taiwan Semiconductor Manufacturing
               Co., LTD *                                    869,659
   600,000   United Microelectronics Corp. *                 435,045
                                                        ------------
                                                           3,931,475

             THAILAND -- 0.8%
   133,000   Bangkok Expressway PCL                           48,559
    13,800   Kiatnakin Public Finance Co., LTD                10,922
    32,000   PTT PCL                                          28,469
   125,000   Thai Farmers Bank PCL, Foreign Shares *          89,544
                                                        ------------
                                                             177,494

             UNITED STATES -- 1.0%
    12,700   Utstarcom, Inc. *                               216,916
--------------------------------------------------------------------
             Total Investments-- 100.0%                 $ 22,832,721
             (Cost $25,441,135)
--------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2002

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Banking                                                     19.1%
Semi-Conductors                                             13.8
Utilities                                                   10.0
Telecommunications                                           7.7
Diversified                                                  4.9
Real Estate                                                  4.7
Financial Services                                           4.0
Chemicals                                                    3.8
Airlines                                                     3.6
Computers/Computer Hardware                                  3.5
Electronics/Electrical Equipment                             2.7
Steel                                                        2.7
Consumer Products                                            2.5
Oil & Gas                                                    2.2
Engineering Services                                         2.1
Entertainment/Leisure                                        1.9
Retailing                                                    1.8
Food/Beverage Products                                       1.7
Office/Business Equipment                                    1.5
Multi-Media                                                  1.2
Insurance                                                    1.1
Other (below 1.0%)                                           3.5
---------------------------------------------------------------------------
Total                                                      100.0%
---------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 100.0%
--------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUSTRALIA -- 0.8%
   158,239   News Corp., LTD                           $     934,434
   159,378   Woodside Petroleum LTD                        1,063,228
                                                       -------------
                                                           1,997,662

             BELGIUM -- 1.9%
   260,530   Dexia                                         2,500,035
   108,220   Fortis                                        1,978,353
                                                       -------------
                                                           4,478,388

             BRAZIL -- 0.2%
    50,194   Uniao de Bancos Brasileiros SA, GDR             456,263

             FINLAND -- 3.1%
   434,456   Nokia OYJ                                     7,378,610

             FRANCE -- 12.3%
    82,098   Aventis SA                                    4,914,660
   239,274   AXA                                           3,570,865
    76,536   BNP Paribas                                   3,051,435
    20,364   Cap Gemini SA                                   500,731
   117,992   Compagnie de Saint-Gobain                     2,562,453
    78,962   Dassault Systemes SA                          1,876,697
    19,381   Imerys SA                                     2,216,781
    78,157   Total Fina Elf SA                            10,766,130
                                                       -------------
                                                          29,459,752

             GERMANY -- 8.0%
   167,532   Bayer AG                                      3,178,762
   134,262   Bayerische Motoren Werke AG                   4,793,172
    94,373   Deutsche Bank AG                              4,121,459
   128,854   Deutsche Post AG                              1,318,144
    83,870   HeidelbergCement AG                           3,191,013
    51,501   Siemens AG                                    2,437,347
                                                       -------------
                                                          19,039,897
             HONG KONG -- 1.6%
   342,000   Cheung Kong Holdings LTD                      2,269,213
   248,000   Henderson Land Development Co., LTD             753,596
   727,500   MTR Corp.                                       858,143
                                                       -------------
                                                           3,880,952

             ITALY -- 5.2%
   710,109   ENI-Ente Nazionale Idrocarburi SPA            9,859,108
   311,304   Telecom Italia SPA                            2,472,428
                                                       -------------
                                                          12,331,536

             JAPAN -- 17.8%
    26,040   Acom Co., LTD                                   805,580
   139,000   Canon, Inc.                                   5,128,398
   115,300   Chugai Pharmaceutical Co., LTD                  943,030
    93,000   Fuji Photo Film Co., LTD                      2,565,831
    17,400   Hirose Electric Co., LTD                      1,227,132
    92,600   Honda Motor Co., LTD                          3,318,211
    38,900   Hoya Corp.                                    2,670,386

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             JAPAN -- CONTINUED
   180,000   Kaneka Corp.                              $     962,370
    91,000   KAO Corp.                                     2,079,830
    46,800   Murata Manufacturing Co., LTD                 2,211,836
    62,500   Namco LTD                                       996,347
   517,000   Nikko Cordial Corp.                           2,072,051
    20,800   Nintendo Co., LTD                             2,003,428
       472   Nippon Telegraph & Telephone Corp.            1,729,883
       237   Nippon Unipac Holding                         1,089,144
       890   NTT Docomo, Inc.                              1,641,825
        60   Orix Corp.                                        3,394
    80,900   Sony Corp.                                    3,480,068
   269,000   Sumitomo Corp.                                1,165,937
    60,900   Takeda Chemical Industries LTD                2,530,251
    24,600   Takefuji Corp.                                1,032,112
    64,000   Terumo Corp.                                    879,732
    83,200   Yamanouchi Pharmaceutical Co., LTD            2,037,385
                                                       -------------
                                                          42,574,161

             PORTUGAL -- 0.8%
   379,494   Brisa-Auto Estradas de Portugal SA            1,935,427

             SOUTH KOREA -- 2.4%
    34,610   Kookmin Bank, ADR                             1,119,634
    62,800   KT Corp., ADR                                 1,289,912
    45,950   POSCO, ADR                                    1,062,824
    15,650   Samsung Electronics Co., LTD, GDR, #          2,234,038
                                                       -------------
                                                           5,706,408

             SPAIN -- 3.1%
   170,256   Altadis SA                                    3,599,689
    88,843   Banco Popular Espanol                         3,804,289
                                                       -------------
                                                           7,403,978

             SWEDEN -- 1.2%
   691,096   Nordea AB                                     2,828,527

             SWITZERLAND -- 8.1%
    15,350   Holcim LTD, Class B                           2,365,618
    24,450   Nestle SA                                     5,242,125
   145,220   Novartis AG                                   5,538,468
    63,930   Roche Holding AG                              4,525,596
    16,726   Zurich Financial Services AG                  1,574,932
                                                       -------------
                                                          19,246,739

             THE NETHERLANDS -- 5.8%
   206,225   ABN Amro Holding NV                           3,028,636
   196,848   ING Groep NV                                  3,292,496
   163,783   Koninklijke Philips Electronics NV            2,935,702
   213,770   Reed Elsevier NV                              2,665,245
   109,390   Wolters Kluwer NV                             1,918,496
                                                       -------------
                                                          13,840,575

             UNITED KINGDOM -- 27.7%
    98,000   Abbey National PLC                            1,011,922
   229,720   Allied Domecq PLC                             1,372,900
    18,207   Autonomy Corp., PLC *                            41,018

                       See notes to financial statements.

As of October 31, 2002

    SHARES   ISSUER                                            VALUE
--------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------
             UNITIED KINGDOM -- CONTINUED
   597,536   Aviva PLC                                 $   4,580,754
 1,181,551   BAE Systems PLC                               3,442,909
   655,552   Barclays PLC                                  4,533,215
   954,970   BG Group PLC                                  3,809,840
   381,710   Brambles Industries PLC                       1,254,093
   259,085   Compass Group PLC                             1,148,125
   251,275   GKN PLC                                         870,763
   413,906   GlaxoSmithKline PLC                           7,900,204
   333,476   National Grid Transco PLC                     2,373,847
   146,780   Reckitt Benckiser PLC                         2,663,800
   112,920   Rio Tinto PLC                                 2,040,467
    61,410   Royal Bank of Scotland Group PLC              1,444,986
   288,450   Schroders PLC                                 2,418,868
   281,190   Six Continents PLC                            2,283,201
 1,572,383   Tesco PLC                                     4,876,951
   360,576   The British Land Co., PLC                     2,527,271
   266,729   Unilever PLC                                  2,635,241
 5,362,575   Vodafone Group PLC                            8,620,491
   517,810   Wolseley PLC                                  4,334,122
                                                       -------------
                                                          66,184,988
--------------------------------------------------------------------
             Total Investments -- 100.0%               $ 238,743,863
             (Cost $288,465,029)
--------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2002

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Pharmaceuticals                                             11.9%
Banking                                                     11.7
Oil & Gas                                                   10.7
Telecommunications                                           9.7
Food/Beverage Products                                       6.4
Insurance                                                    5.5
Construction Materials                                       4.3
Electronics/Electrical Equipment                             4.1
Automotive                                                   3.8
Consumer Products                                            3.5
Financial Services                                           3.5
Real Estate                                                  2.3
Distribution                                                 2.3
Office/Business Equipment                                    2.2
Chemicals                                                    1.7
Transportation                                               1.7
Health Care/Health Care Services                             1.5
Aerospace                                                    1.4
Multi-Media                                                  1.2
Photographic Equipment                                       1.1
Printing & Publishing                                        1.1
Diversified                                                  1.0
Other (below 1.0%)                                           7.4
---------------------------------------------------------------------------
Total                                                      100.0%
---------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:
^      -- Amount rounds to less than 0.1%.
*      -- Non-income producing security.
#      -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@      -- Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(f) -- Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

          FUND                           MARKET VALUE    PERCENTAGE
          ----                           ------------    ----------
          Fleming Emerging Markets
           Equity Fund                   $  4,044,999       6.30%
          Fleming European Fund          $      8,115       0.02%

(i) -- Security is considered illiquid and may be difficult to sell. (W/I) -- When Issued.
ADR    -- American Depositary Receipt.
AUD    -- Australian Dollar.
CAD    -- Canadian Dollar.
CHF    -- Swiss Franc.
DKK    -- Danish Krone.
EUR    -- Euro.
GBP    -- Great Britain Pound.
GDR    -- Global Depositary Receipt.
HKD    -- Hong Kong Dollar.
JPY    -- Japanese Yen.
NOK    -- Norwegian Krone.
PDR    -- Philippine Depositary Receipt.
SEK    -- Swedish Krona.
Ser.   -- Series.
SGD    -- Singapore Dollar.
USD    -- United States Dollar.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF ASSETS & LIABILITIES

As of October 31, 2002

                                                                     EUROPEAN           JAPAN
                                                                       FUND              FUND
--------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                              $   52,706,093    $      796,651
     Cash                                                                     --            21,691
     Foreign currency, at value                                           31,441            23,316
     Receivables:
      Investment securities sold                                      20,550,504            16,301
      Fund shares sold                                                    44,383                --
      Interest and dividends                                              15,433             2,129
      Foreign tax reclaim                                                324,141                --
      Expense reimbursements                                              85,772            77,220
--------------------------------------------------------------------------------------------------
   Total Assets                                                       73,757,767           937,308
--------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                 2,648,954                --
      Investment securities purchased                                 14,961,169            27,170
      Fund shares redeemed                                             1,366,569                79
     Accrued liabilities:
      Shareholder servicing fees                                           2,683                --
      Distribution fees                                                   13,748                75
      Custodian fees                                                     185,064            38,103
      Trustees' fees -- deferred compensation plan                        10,372             1,116
      Other                                                               65,911            28,104
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                  19,254,470            94,647
--------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                  67,639,792         2,225,855
     Accumulated undistributed (overdistributed)
      net investment income                                              332,433            (1,116)
     Accumulated net realized gain (loss) on investments
      and foreign exchange transactions                              (14,728,813)       (1,351,092)
     Net unrealized appreciation (depreciation) of
      investments and foreign exchange translations                    1,259,885           (30,986)
--------------------------------------------------------------------------------------------------
   Total Net Assets                                               $   54,503,297    $      842,661
--------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized)
     Class A                                                           2,057,169           165,682
     Class B                                                             793,064            25,665
     Class C                                                             199,053                --
     Institutional                                                       473,106                --
     Select                                                              638,596                --
   Net Asset Value:
     Class A (and redemption price)                               $        13.23    $         4.43
     Class B*                                                     $        12.63    $         4.25
     Class C*                                                     $        12.62    $           --
     Institutional (and redemption price)                         $        13.33    $           --
     Select (and redemption price)                                $        13.26    $           --
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                           $        14.04    $         4.70
--------------------------------------------------------------------------------------------------
   Cost of investments                                            $   51,445,141    $      827,675
--------------------------------------------------------------------------------------------------
   Cost of foreign currency                                       $       31,441    $       23,281
==================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

As of October 31, 2002

                                                                  INTERNATIONAL     INTERNATIONAL
                                                                   GROWTH FUND        VALUE FUND
--------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                              $    3,163,091    $   45,873,088
     Cash                                                                 51,512           483,016
     Foreign currency, at value                                               --           542,663
     Receivables:
      Investment securities sold                                           8,704         5,713,189
      Fund shares sold                                                        --             2,379
      Interest and dividends                                               8,334            79,920
      Foreign tax reclaim                                                  3,580           872,519
      Variation margin                                                        --           143,536
      Unrealized appreciation on forward foreign
        currency exchange contracts                                           --           167,243
     Expense reimbursements                                               11,764             5,680
--------------------------------------------------------------------------------------------------
   Total Assets                                                        3,246,985        53,883,233
--------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Investment securities purchased                                     17,421         4,604,490
      Fund shares redeemed                                                    --         3,075,429
      Unrealized depreciation on forward foreign
        currency exchange contracts                                           --           182,444
     Accrued liabilities:
      Investment advisory fees                                                --             8,732
      Administration fees                                                     --             1,786
      Shareholder servicing fees                                              --             3,992
      Distribution fees                                                      913               140
      Custodian fees                                                          --            60,481
      Trustees' fees - deferred compensation plan                             99             1,217
      Other                                                               51,627            61,121
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                      70,060         7,999,832
--------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                   4,988,692        82,235,534
     Accumulated undistributed (overdistributed)
     net investment income                                                   (87)        1,483,173
     Accumulated net realized gain (loss) on investments,
      futures and foreign exchange transactions                       (1,012,640)      (42,221,543)
     Net unrealized appreciation (depreciation) of investments,
      futures and foreign exchange translations                         (799,040)        4,386,237
--------------------------------------------------------------------------------------------------
   Total Net Assets                                               $    3,176,925    $   45,883,401
--------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized)
     Class A                                                             407,012            23,259
     Class B                                                             102,357            24,629
     Institutional                                                            --         4,077,298
     Select                                                                   --         2,411,626
   Net Asset Value:
     Class A (and redemption price)                               $         6.25    $         6.98
     Class B*                                                     $         6.20    $         6.96
     Institutional (and redemption price)                         $           --    $         7.02
     Select (and redemption price)                                $           --    $         7.01
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                           $         6.63    $         7.41
--------------------------------------------------------------------------------------------------
   Cost of investments                                            $    3,962,462    $   41,613,982
--------------------------------------------------------------------------------------------------
   Cost of foreign currency                                       $        8,716    $      542,671
==================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

As of October 31, 2002

                                                                  INTERNATIONAL        EMERGING
                                                                  OPPORTUNITIES        MARKETS
                                                                      FUND           EQUITY FUND
--------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                              $  253,003,068    $   64,167,559
     Cash                                                              1,464,361         2,101,797
     Foreign currency, at value                                        1,667,844            39,831
     Receivables:
      Investment securities sold                                       6,549,277            85,841
      Fund shares sold                                                   772,978           821,851
      Interest and dividends                                             541,567            87,107
      Foreign tax reclaim                                              1,508,955             1,614
      Variation margin                                                     7,713                --
      Unrealized appreciation on forward foreign
        currency exchange contracts                                      637,263                --
      Expense reimbursements                                               7,444            10,712
--------------------------------------------------------------------------------------------------
   Total Assets                                                      266,160,470        67,316,312
--------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Investment securities purchased                                  5,587,026            54,308
      Fund shares redeemed                                             3,468,965           851,476
      Unrealized depreciation on forward foreign
        currency exchange contracts                                      563,343                --
   Accrued liabilities:
      Investment advisory fees                                           127,933            37,289
      Administration fees                                                 28,785                --
      Shareholder servicing fees                                          18,340             2,464
      Distribution fees                                                    3,400                35
      Custodian fees                                                     120,642            86,603
      Trustees' fees - deferred compensation plan                         12,071               339
      Other                                                               93,488            33,694
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                  10,023,993         1,066,208
--------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                 408,609,182       212,759,164
     Accumulated undistributed (overdistributed)
      net investment income                                            2,449,380        (2,767,184)
     Accumulated net realized gain (loss) on investments,
      futures and foreign exchange transactions                     (139,152,337)     (132,285,126)
     Net unrealized appreciation (depreciation) of investments,
      futures and foreign exchange translations                      (15,769,748)      (11,456,750)
--------------------------------------------------------------------------------------------------
   Total Net Assets                                               $  256,136,477    $   66,250,104
--------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized)
     Class A                                                           1,610,618             8,733
     Class B                                                             182,938             7,902
     Institutional                                                    27,707,051         9,047,203
     Select                                                            4,436,101         3,571,526
   Net Asset Value:
     Class A (and redemption price)                               $         7.49    $         5.21
     Class B*                                                     $         7.46    $         5.20
     Institutional (and redemption price)                         $         7.55    $         5.25
     Select (and redemption price)                                $         7.53    $         5.23
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                           $         7.95    $         5.53
--------------------------------------------------------------------------------------------------
   Cost of investments                                            $  268,878,311    $   75,624,042
--------------------------------------------------------------------------------------------------
   Cost of foreign currency                                       $    1,661,450    $       37,608
==================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

As of October 31, 2002

                                                                  INTERNATIONAL         SELECT
                                                                   ASIA EQUITY      INTERNATIONAL
                                                                      FUND           EQUITY FUND
--------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                              $   22,832,721    $  238,743,863
     Cash                                                                399,893        14,584,372
     Foreign currency, at value                                           69,827           112,064
     Receivables:
      Investment securities sold                                              --         2,226,919
      Fund shares sold                                                        --         1,154,337
      Interest and dividends                                              23,324           394,426
      Foreign tax reclaim                                                     --           435,774
      Expense reimbursements                                               1,893               792
      Transfer Agent                                                      16,426                --
--------------------------------------------------------------------------------------------------
   Total Assets                                                       23,344,084       257,652,547
--------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Investment securities purchased                                         --         9,470,648
      Fund shares redeemed                                                    --           323,781
     Accrued liabilities:
      Investment advisory fees                                             5,824           146,864
      Administration fees                                                     --             9,791
      Shareholder servicing fees                                           2,938            17,616
      Distribution fees                                                      750                30
      Custodian fees                                                      39,341            54,110
      Trustees' fees - deferred compensation plan                             18            45,183
      Other                                                               53,597            45,681
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                     102,468        10,113,704
--------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                  27,106,717       315,793,588
     Accumulated undistributed (overdistributed)
     net investment income                                                   (22)        1,051,535
     Accumulated net realized gain (loss) on investments and
      foreign exchange transactions                                   (1,258,015)      (19,617,818)
     Net unrealized appreciation (depreciation) of investments
      and foreign exchange transalations                              (2,607,064)      (49,688,462)
--------------------------------------------------------------------------------------------------
   Total Net Assets                                               $   23,241,616    $  247,538,843
--------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number
   of shares authorized):
     Class A                                                             166,667             4,675
     Class B                                                              33,333             1,116
     Institutional                                                       471,436                --
     Select                                                            1,024,323        12,723,472
   Net Asset Value:
     Class A (and redemption price)                               $        13.69    $        19.42
     Class B*                                                     $        13.62    $        19.39
     Institutional (and redemption price)                         $        13.71    $           --
     Select (and redemption price)                                $        13.71    $        19.45
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                           $        14.53    $        20.60
--------------------------------------------------------------------------------------------------
   Cost of investments                                            $   25,441,135    $  288,465,029
--------------------------------------------------------------------------------------------------
   Cost of foreign currency                                       $       68,472    $      114,843
==================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF OPERATIONS

For the year ended October 31, 2002

                                                                     EUROPEAN           JAPAN
                                                                       FUND              FUND
--------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                     $       15,335    $           --
     Dividend                                                          1,779,179             5,546
     Foreign tax withholding                                            (176,668)           (1,001)
--------------------------------------------------------------------------------------------------
   Total investment income                                             1,617,846             4,545
--------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                            389,954            10,016
     Administration fees                                                  89,989             1,502
     Shareholder servicing fees                                           62,692               347
     Distribution fees                                                   186,723             3,198
     Custodian and accounting fees                                       498,239           121,029
     Printing and postage                                                 29,256               100
     Professional fees                                                    51,770            34,605
     Registration fees                                                    40,134            18,787
     Transfer agent fees                                                 214,720            31,326
     Trustees' fees                                                          600                10
     Other                                                                 1,757             2,258
--------------------------------------------------------------------------------------------------
   Total expenses                                                      1,565,834           223,178
--------------------------------------------------------------------------------------------------
     Less amounts waived                                                 415,687            14,022
     Less earnings credits                                                    --                54
     Less expense reimbursements                                         105,740           190,583
--------------------------------------------------------------------------------------------------
      Net expenses                                                     1,044,407            18,519
--------------------------------------------------------------------------------------------------
   Net investment income (loss)                                          573,439           (13,974)
--------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                      2,708,219          (153,111)
      Foreign exchange contracts                                        (275,326)          (18,914)
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                       (817,315)           70,327
      Foreign exchange translations                                       21,866               383
--------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on
      investments and foreign exchange transactions                    1,637,444          (101,315)
--------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations        $    2,210,883    $     (115,289)
==================================================================================================

                       See notes to financial statements.

For the year ended October 31, 2002

                                                                  INTERNATIONAL     INTERNATIONAL
                                                                      GROWTH            VALUE
                                                                       FUND             FUND
--------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                     $          461    $       52,386
     Dividend                                                             80,076         1,594,710
     Dividend income from affiliated investments*                             --            27,006
     Foreign tax withholding                                             (10,087)         (215,844)
--------------------------------------------------------------------------------------------------
   Total investment income                                                70,450         1,458,258
--------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                             37,431           453,113
     Administration fees                                                   5,615           113,278
     Shareholder servicing fees                                            9,358           107,008
     Distribution fees                                                    13,075               961
     Custodian and accounting fees                                        84,368           110,840
     Printing and postage                                                  5,132             2,898
     Professional fees                                                    54,498            56,196
     Registration fees                                                     8,574            33,926
     Transfer agent fees                                                  51,962            81,418
     Trustees' fees                                                           37               755
     Other                                                                 2,930            10,142
--------------------------------------------------------------------------------------------------
   Total expenses                                                        272,980           970,535
--------------------------------------------------------------------------------------------------
     Less amounts waived                                                  56,468           147,478
     Less expense reimbursements                                         137,933            32,739
--------------------------------------------------------------------------------------------------
      Net expenses                                                        78,579           790,318
--------------------------------------------------------------------------------------------------
   Net investment income (loss)                                           (8,129)          667,940
--------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                       (778,419)        4,018,486
      Futures                                                                 --           298,267
      Foreign exchange contracts                                          (6,443)         (421,805)
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                        292,969        (5,476,256)
      Futures                                                                 --           191,545
      Foreign exchange translations                                          267           464,275
--------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments,
      futures and foreign exchange transactions                         (491,626)         (925,488)
--------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations        $     (499,755)   $     (257,548)
--------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:               $           --    $        2,244
==================================================================================================

                       See notes to financial statements.

For the year ended October 31, 2002

                                                                  INTERNATIONAL       EMERGING
                                                                  OPPORTUNITIES        MARKETS
                                                                       FUND          EQUITY FUND
--------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                     $      168,021    $        5,770
     Dividend                                                          7,428,807         2,077,390
     Dividend income from affiliated investments*                         90,047                --
     Foreign tax withholding                                            (604,233)         (102,171)
--------------------------------------------------------------------------------------------------
   Total investment income                                             7,082,642         1,980,989
--------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                          2,005,508           866,489
     Administration fees                                                 501,377           129,973
     Shareholder servicing fees                                          421,174           123,269
     Distribution fees                                                    61,847               384
     Custodian and accounting fees                                       318,833           308,259
     Printing and postage                                                 28,045            11,162
     Professional fees                                                    18,167            53,435
     Registration fees                                                    22,913            42,604
     Transfer agent fees                                                 188,662            77,446
     Trustees' fees                                                        3,343               867
     Organization expenses                                                   976                --
     Other                                                                   575            17,632
--------------------------------------------------------------------------------------------------
   Total expenses                                                      3,571,420         1,631,520
--------------------------------------------------------------------------------------------------
     Less amounts waived                                                 171,623           270,687
     Less expense reimbursements                                          10,252            30,604
--------------------------------------------------------------------------------------------------
      Net expenses                                                     3,389,545         1,330,229
--------------------------------------------------------------------------------------------------
   Net investment income                                               3,693,097           650,760
--------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                    (52,476,802)      (17,739,067)
      Futures                                                          1,924,135                --
      Foreign exchange contracts                                      (1,311,123)         (140,231)
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                     14,455,783        23,870,380
      Futures                                                            505,431                --
      Foreign exchange translations                                      381,316             6,487
--------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments,
       futures and foreign exchange transactions                     (36,521,260)        5,997,569
--------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations        $  (32,828,163)   $    6,648,329
--------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:               $        4,537    $           --
==================================================================================================

                       See notes to financial statements.

For the year ended October 31, 2002

                                                                                       SELECT
                                                                   ASIA EQUITY      INTERNATIONAL
                                                                       FUND          EQUITY FUND
--------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                     $        9,990    $       22,757
     Dividend                                                            163,208         4,596,222
     Foreign tax withholding                                             (12,308)         (438,977)
--------------------------------------------------------------------------------------------------
   Total investment income                                               160,890         4,180,002
--------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                            106,049         2,032,383
     Administration fees                                                  15,907           304,857
     Shareholder servicing fees                                           16,648           508,097
     Distribution fees                                                    10,310               127
     Custodian and accounting fees                                       111,587           188,060
     Printing and postage                                                  5,535            15,571
     Professional fees                                                    42,849            26,427
     Registration fees                                                    11,254            34,753
     Transfer agent fees                                                  32,003            35,608
     Trustees' fees                                                          107             2,034
     Organization expenses                                                    --               843
     Other                                                                 5,507             7,795
--------------------------------------------------------------------------------------------------
   Total expenses                                                        357,756         3,156,555
--------------------------------------------------------------------------------------------------
     Less amounts waived                                                 105,603         1,046,688
     Less earnings credits                                                    --                14
     Less expense reimbursements                                          85,221            18,806
--------------------------------------------------------------------------------------------------
      Net expenses                                                       166,932         2,091,047
--------------------------------------------------------------------------------------------------
   Net investment income (loss)                                           (6,042)        2,088,955
--------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                     (1,258,015)      (13,211,061)
      Foreign exchange contracts                                        (111,839)           50,071
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                     (2,608,414)      (11,685,166)
      Foreign exchange translations                                        1,350            40,704
--------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments and
      foreign exchange transactions                                   (3,976,918)      (24,805,452)
--------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations        $   (3,982,960)   $  (22,716,497)
==================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated

                                                                           EUROPEAN                           JAPAN
                                                                             FUND                              FUND
                                                               -------------------------------   -------------------------------
                                                                    YEAR             YEAR             YEAR             YEAR
                                                                    ENDED            ENDED            ENDED            ENDED
                                                                  10/31/02         10/31/01         10/31/02         10/31/01
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                  $      573,439   $      (42,284)  $      (13,974)  $      (25,488)
 Net realized gain (loss) on investments and foreign
  exchange transactions                                             2,432,893      (17,546,196)        (172,025)        (828,226)

 Change in net unrealized appreciation (depreciation)
   of investments and foreign exchange translations                  (795,449)       2,615,867           70,710          129,860
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                2,210,883      (14,972,613)        (115,289)        (723,854)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net realized gain on investment transactions                              --       (8,592,276)              --               --
--------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS               (4,654,549)     (18,063,838)          72,270       (1,160,045)
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                         (2,443,666)     (41,628,727)         (43,019)      (1,883,899)

NET ASSETS:

 Beginning of period                                               56,946,963       98,575,690          885,680        2,769,579
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                 $   54,503,297   $   56,946,963   $      842,661   $      885,680
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                                           $      332,433   $       (2,709)  $       (1,116)  $       (1,353)
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                        INTERNATIONAL                     INTERNATIONAL
                                                                         GROWTH FUND                       VALUE FUND
                                                               -------------------------------   -------------------------------
                                                                    YEAR           12/29/00*          YEAR             YEAR
                                                                   ENDED            THROUGH          ENDED            ENDED
                                                                  10/31/02         10/31/01         10/31/02         10/31/01
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                  $       (8,129)  $       (6,664)  $      667,940   $    2,023,488
 Net realized gain (loss) from investments, futures and
   foreign exchange transactions                                     (784,862)        (259,902)       3,894,948      (40,456,183)

 Change in net unrealized appreciation (depreciation) from
   investments, futures and foreign exchange translations             293,236       (1,092,276)      (4,820,436)     (43,987,472)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (499,755)      (1,358,842)        (257,548)     (82,420,167)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                     --           (5,660)      (1,669,756)              --
 Net realized gain on investment transactions                              --               --               --      (35,561,283)
--------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                     --           (5,660)      (1,669,756)     (35,561,283)
--------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                   35,522        5,005,660     (116,106,584)    (150,886,673)
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                           (464,233)       3,641,158     (118,033,888)    (268,868,123)

NET ASSETS:

 Beginning of period                                                3,641,158               --      163,917,289      432,785,412
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                 $    3,176,925   $    3,641,158   $   45,883,401   $  163,917,289
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
   INCOME                                                      $          (87)  $         (106)  $    1,483,173   $    1,995,050
--------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                       See notes to financial statements.

                                                                     INTERNATIONAL                         EMERGING MARKETS
                                                                  OPPORTUNITIES FUND                         EQUITY FUND
                                                     ---------------------------------------------   -----------------------------
                                                         YEAR            12/1/00          YEAR            YEAR            YEAR
                                                         ENDED           THROUGH         ENDED           ENDED           ENDED
                                                       10/31/02         10/31/01*       11/30/00        10/31/02        10/31/01
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                               $   3,693,097   $    3,897,624  $   3,861,140   $     650,760   $     922,026
 Net realized gain (loss) on investments, futures
   and foreign exchange transactions                   (51,863,790)     (68,176,765)    11,838,741     (17,879,298)    (15,878,254)

 Change in net unrealized appreciation
   (depreciation) of investments, futures and
   foreign exchange translations                        15,342,530      (12,834,860)   (75,486,528)     23,876,867     (17,579,550)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations                                       (32,828,163)     (77,114,001)   (59,786,647)      6,648,329     (32,535,778)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                  (3,881,303)      (3,712,015)    (5,681,844)       (866,869)        (73,565)
 Net realized gain on investment transactions                   --       (5,762,266)            --              --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                  (3,881,303)      (9,474,281)    (5,681,844)       (866,869)        (73,565)
----------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS                                            340,406      (81,922,201)   156,216,705     (29,141,053)     11,508,185
----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets             (36,369,060)    (168,510,483)    90,748,214     (23,359,593)    (21,101,158)

NET ASSETS:

 Beginning of period                                   292,505,537      461,016,020    370,267,806      89,609,697     110,710,855
----------------------------------------------------------------------------------------------------------------------------------
 End of period                                       $ 256,136,477   $  292,505,537  $ 461,016,020   $  66,250,104   $  89,609,697
----------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                                 $   2,449,380   $    3,947,664  $   1,276,511   $  (2,767,184)  $  (2,538,711)
----------------------------------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year end from November 30 to October 31.

                       See notes to financial statements.

                                                                 ASIA EQUITY         SELECT INTERNATIONAL
                                                                    FUND                 EQUITY FUND
                                                               --------------   -------------------------------
                                                                   11/1/01*          YEAR             YEAR
                                                                   THROUGH          ENDED            ENDED
                                                                   10/31/02        10/31/02         10/31/01
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                  $       (6,042)  $    2,088,955   $    1,777,894
 Net realized gain (loss) on investments and foreign
   exchange transactions                                           (1,369,854)     (13,160,990)      (6,018,811)

 Change in net unrealized appreciation (depreciation) of
   investments and foreign exchange translations                   (2,607,064)     (11,644,462)     (46,594,652)
---------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations               (3,982,960)     (22,716,497)     (50,835,569)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                     --       (1,161,091)      (1,596,513)
 Net realized gain on investment transactions                              --               --      (32,872,749)
---------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                     --       (1,161,091)     (34,469,262)
---------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS               27,224,576       90,120,668       40,352,594
---------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                         23,241,616       66,243,080      (44,952,237)
---------------------------------------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       --      181,295,763      226,248,000
---------------------------------------------------------------------------------------------------------------
 End of period                                                 $   23,241,616   $  247,538,843   $  181,295,763
---------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
   INCOME                                                      $          (22)  $    1,051,535   $       86,000
---------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                       See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Mutual Fund Group ("MFG"), J.P. Morgan Institutional Funds ("JPMIF") and Mutual Fund Select Group ("MFSG") (the "Trusts") were organized on May 11, 1987, November 4, 1992 and October 1, 1996, respectively, as Massachusetts business trusts, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies.

The following are eight separate portfolios of the Trusts (collectively, the "Funds"):

   FUND                                               CLASSES OFFERED
---------------------------------------------------------------------------------------------------------
   JPMorgan Fleming European Fund ("EF")              Class A, Class B, Class C, Institutional and Select
   JPMorgan Fleming Japan Fund ("JF")                 Class A and Class B
   JPMorgan Fleming International Growth
   Fund ("IGF")                                       Class A and Class B
   JPMorgan Fleming International
   Value Fund ("IVF")                                 Class A, Class B, Institutional and Select
   JPMorgan Fleming International
   Opportunities Fund ("IOF")                         Class A, Class B, Institutional and Select
   JPMorgan Fleming Emerging Markets
   Equity Fund ("EMF")                                Class A, Class B, Institutional and Select
   JPMorgan Fleming Asia Equity
   Fund ("AEF")                                       Class A, Class B, Institutional and Select
   Select International Equity Fund ("SIEF")          Class A, Class B and Select

IVF was formerly named JPMorgan Fleming International Equity Fund. AEF was launched publicly on June 25, 2002 and was formerly named JPMorgan Fleming Pacific Region Fund, which commenced operations on November 1, 2001.

EF, JF, IGF and AEF are separate series of MFG. IVF, IOF and EMF are separate series of JPMIF. SIEF is a separate series of MFSG.

Class A Shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional and Select Classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. REORGANIZATIONS

Prior to the open of business on September 10, 2001, the JPMorgan European Fund (now known as EF), J.P. Morgan Institutional International Equity Fund (now known as IVF), J.P.Morgan Institutional International Opportunities Fund (now known as IOF) and J.P. Morgan Institutional Emerging Markets Equity Fund (now known as EMF and collectively, the "Acquiring Funds") acquired all the net assets of J.P. Morgan European Equity Fund, J.P. Morgan Institutional European Equity Fund, J.P. Morgan International Equity Fund, J.P. Morgan International Opportunities Fund, JPMorgan International Equity Fund and J.P. Morgan Emerging Markets Equity Fund (collectively, the "Target Funds"), as shown in the tables below, pursuant to Reorganization Plans approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares in the Target Funds received Class A Shares in the Acquiring Funds, holders of Class B Shares in the Target Funds received Class B Shares in the Acquiring Funds, holders of Select Class Shares in the Target Funds received Select Class Shares in the Acquiring Funds and holders of Institutional Class Shares in the Target Funds received Institutional Class Shares in the Acquiring Funds.

The following is a summary of Beneficial Interest Outstanding, Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the Reorganizations:

                                                                JPMORGAN
                                                  FLEMING EUROPEAN FUND REORGANIZATION
----------------------------------------------------------------------------------------------------------
                                  BENEFICIAL                                    NET ASSET         NET
                                   INTEREST       SHARES                         VALUE         UNREALIZED
                                 OUTSTANDING    OUTSTANDING      NET ASSETS     PER SHARE     DEPRECIATION
----------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan European
     Equity Fund                      570,760                  $   6,622,776   $      11.60   $    (92,549)
   J.P. Morgan Institutional
     European Equity Fund             460,428                  $   5,071,319   $      11.01   $   (109,977)
   Acquiring Fund
   JPMorgan Fleming
     European Fund                                                                            $   (371,161)
     Class A                                       2,546,451   $  33,455,007   $      13.14
     Class B                                         932,669   $  11,808,759   $      12.66
     Class C                                         251,431   $   3,180,863   $      12.65
   Post Reorganization
   JPMorgan Fleming
     European Fund                                                                            $   (573,687)
     Class A                                       2,546,451   $  33,455,007   $      13.14
     Class B                                         932,669   $  11,808,759   $      12.66
     Class C                                         251,431   $   3,180,863   $      12.65
     Select Class                                    503,867   $   6,622,776   $      13.14
     Institutional Class                             385,794   $   5,071,319   $      13.14

                                                                 JPMORGAN
                                             FLEMING INTERNATIONAL EQUITY FUND REORGANIZATION
----------------------------------------------------------------------------------------------------------
                                  BENEFICIAL                                    NET ASSET         NET
                                   INTEREST         SHARES                        VALUE        UNREALIZED
                                  OUTSTANDING    OUTSTANDING     NET ASSETS     PER SHARE     APPRECIATION
----------------------------------------------------------------------------------------------------------
   Target Fund
   J.P. Morgan International
     Equity Fund                    4,009,996                  $  22,787,277   $       5.68   $  2,003,755
   Acquiring Fund
   J.P. Morgan Institutional
     International Equity Fund     19,002,339                  $ 162,636,038   $       8.56   $  7,220,646
   Post Reorganization
   JPMorgan Fleming
     International Equity Fund *                                                              $  9,224,401
     Select Class                                  2,660,818   $  22,787,277   $       8.56
     Institutional Class                          19,002,339   $ 162,636,038   $       8.56

* Renamed JPMorgan Fleming International Value Fund.

                                                                 JPMORGAN
                                         FLEMING INTERNATIONAL OPPORTUNITIES FUND REORGANIZATION
-----------------------------------------------------------------------------------------------------------
                                  BENEFICIAL                                    NET ASSET         NET
                                   INTEREST        SHARES                         VALUE        UNREALIZED
                                  OUTSTANDING   OUTSTANDING      NET ASSETS     PER SHARE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------
   Target Funds
   J.P. Morgan International
     Opportunities Fund             4,184,586                  $  36,908,385   $       8.82   $  (2,947,751)
   JPMorgan Fleming
    International Equity Fund                                                                 $  (2,650,966)
     Class A                                       2,445,826   $  22,734,537   $       9.30
     Class B                                         373,724   $   3,366,479   $       9.01
   Acquiring Fund
   J.P. Morgan Institutional
     International
     Opportunities Fund            25,736,573                  $ 236,280,023   $       9.18   $ (18,438,049)
   Post Reorganization
   JPMorgan Fleming
     International
     Opportunities Fund                                                                       $ (24,036,766)
     Class A                                       2,477,798   $  22,734,537   $       9.18
     Class B                                         366,803   $   3,366,479   $       9.18
     Select Class                                  4,020,485   $  36,908,385   $       9.18
     Institutional Class                          25,736,573   $ 236,280,023   $       9.18

                                                                 JPMORGAN
                                            FLEMING EMERGING MARKETS EQUITY FUND REORGANIZATION
-----------------------------------------------------------------------------------------------------------
                                  BENEFICIAL                                    NET ASSET         NET
                                   INTEREST        SHARES                         VALUE        UNREALIZED
                                  OUTSTANDING   OUTSTANDING     NET ASSETS      PER SHARE     APPRECIATION
-----------------------------------------------------------------------------------------------------------
   Target Fund
   J.P. Morgan Emerging
     Markets Equity Fund            4,483,148                  $  26,543,491   $       5.92   $  (9,651,339)
   Acquiring Fund
   J.P. Morgan Institutional
     Emerging Markets
     Equity Fund                   13,971,694                  $  77,889,883   $       5.57   $ (51,507,778)
   Post Reorganization
   JPMorgan Fleming
     Emerging Markets
     Equity Fund                                                                              $ (61,159,117)
     Select Class                                  4,764,854   $  26,543,491   $       5.57
     Institutional Class                          13,971,694   $  77,889,883   $       5.57

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Funds to unlimited risk.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of October 31, 2002, IVF and IOF had outstanding futures contracts as listed on their Portfolios of Investments.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S.dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of October 31, 2002, IVF and IOF had outstanding forward foreign currency exchange contracts as listed on their Portfolios of Investments.

F. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

G. SECURITIES ON LOAN -- To generate additional income, EF, IOF, EMF and SIEF may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities or any combination of cash or such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. EF, IOF, EMF and SIEF receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral.

Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by EF, IOF, EMF and SIEF or the borrower at any time, and are, therefore, not considered to be illiquid investments. JPMorgan Chase Bank ("JPMCB"), an affiliate of the Advisor, serves as custodian for the securities lending program for which they receive a fee. JPMCB receives a custody fee based on the value of collateral received from borrowers. EF, IOF, EMF and SIEF lent no securities as of October 31, 2002, nor at anytime during the period then ended.

H. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

I. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular share class are charged directly to that class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

K. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

                              ACCUMULATED          ACCUMULATED
                            UNDISTRIBUTED/         NET REALIZED
                           (OVERDISTRIBUTED)       GAIN (LOSS)
 FUND   PAID-IN CAPITAL  NET INVESTMENT INCOME    ON INVESTMENTS
----------------------------------------------------------------
EF      $    (399,421)     $    (238,297)         $    637,718
JF            (33,125)            14,211                18,914
IGF           (14,591)             8,148                 6,443
IVF                --            489,939              (489,939)
IOF                --         (1,310,078)            1,310,078
EMF       (26,962,032)           (12,364)           26,974,396
AEF          (117,859)             6,020               111,839
SIEF             (843)            37,671               (36,828)

For EF, the reclassification primarily relates to the character for tax purposes of foreign currency gains and losses and allocation of tax basis on "master/feeder" takedown. For JF and IGF, the reclassifications primarily relate to the character for tax purposes of foreign currency gains and losses and net operating losses. For IVF and IOF, the reclassifications primarily relate to the character for tax purposes of foreign currency gains and losses and Passive Foreign Investment Company ("PFIC") sales. For EMF, the reclassification primarily relates to the character for tax purposes of foreign currency gains and losses, distributions from partnerships, PFIC sales and allocation of tax basis on "master/feeder" takedown. For AEF, the reclassification primarily relates to the character for tax purposes of foreign currency gains and losses, nondeductible 12b-1 fees and net operating losses. For SIEF, the reclassification primarily relates to the character for tax purposes of foreign currency gains and losses, and non-deductible organization costs.

The tax character of distributions paid during the year ended October 31, 2002 is as follows:

                                      ORDINARY
                FUND                   INCOME
                IVF                 $ 1,669,756
                IOF                   3,881,303
                EMF                     866,869
                SIEF                  1,161,091

At October 31, 2002, the components of net assets (excluding paid in capital) on a tax basis are as follows:

                                                    EF                JF               IGF
------------------------------------------------------------------------------------------------
   Current distributable ordinary income      $      342,810    $           --    $           --
     Plus/Less: cumulative timing differences        (10,377)           (1,116)              (99)
                                              --------------    --------------    --------------
   Undistributed ordinary income or
     overdistribution of ordinary income             332,433            (1,116)              (99)
                                              ==============    ==============    ==============
   Current distributable long-term capital
     gain or tax basis capital loss carryover    (14,408,276)       (1,270,411)         (982,340)
   Plus/Less: cumulative timing differences               --                --                --
                                              --------------    --------------    --------------
   Undistributed long-term gains/
     accumulated capital loss                    (14,408,276)       (1,270,411)         (982,340)
                                              ==============    ==============    ==============
   Unrealized appreciation (depreciation)     $      939,348    $     (111,667)   $     (829,328)
                                              ==============    ==============    ==============

                                                    IVF               IOF               EMF
------------------------------------------------------------------------------------------------
   Current distributable ordinary income      $    1,480,071    $    2,536,521    $      412,045
     Plus/Less: cumulative timing differences         (1,220)          (12,103)             (346)
                                              --------------    --------------    --------------
   Undistributed ordinary income or
     overdistribution of ordinary income           1,478,851         2,524,418           411,699
                                              ==============    ==============    ==============
   Current distributable long-term capital
     gain or tax basis capital loss carryover    (41,568,085)     (135,662,282)     (134,742,498)
   Plus/Less: cumulative timing differences               --                --                --
                                              --------------    --------------    --------------
   Undistributed long-term gains/
     accumulated capital loss                    (41,568,085)     (135,662,282)     (134,742,498)
                                              ==============    ==============    ==============
   Unrealized appreciation (depreciation)     $    3,737,101    $  (19,334,840)   $  (12,178,261)
                                              ==============    ==============    ==============

                                                                      AEF              SIEF
------------------------------------------------------------------------------------------------
   Current distributable ordinary income                        $           --    $    1,118,172
     Plus/Less: cumulative timing differences                              (22)          (45,184)
                                                                --------------    --------------
   Undistributed ordinary income or
     overdistribution of ordinary income                                   (22)        1,072,988
                                                                ==============    ==============
   Current distributable long-term capital
     gain or tax basis capital loss carryover                       (1,201,612)      (17,568,263)
   Plus/Less: cumulative timing differences                                 --                --
                                                                --------------    --------------
   Undistributed long-term gains/
     accumulated capital loss                                       (1,201,612)      (17,568,263)
                                                                ==============    ==============
   Unrealized appreciation (depreciation)                       $   (2,663,467)   $  (51,759,470)
                                                                ==============    ==============

For EF, JF and AEF, the differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to wash sales. For IGF and IOF, the differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to wash sales and the mark to market of forward foreign currency exchange contracts. For IVF, the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, the mark to market of forward foreign currency exchange contracts and investments in PFICs. For EMF, the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and tax basis adjustments on investments in partnerships, PFICs and allocation of tax basis on "master/feeder" takedown. For SIEF, the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, and the mark to market of PFICs. The cumulative timing difference account primarily consists of Trustees' deferred compensation.

At October 31, 2002, the following Funds have capital loss carryovers, which will be able to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                              EXPIRATION
   FUND                      AMOUNT              DATE
-----------------------------------------------------------
   EF                 $     (138,660)      October 31, 2008
                         (14,269,616)      October 31, 2009
   ---------------------------------
                         (14,408,276)

   JF                       (350,685)      October 31, 2006
                            (732,804)      October 31, 2009
                            (186,922)      October 31, 2010
   ---------------------------------
                          (1,270,411)

   IGF                      (234,221)      October 31, 2009
                            (748,119)      October 31, 2010
   ---------------------------------
                            (982,340)

   IVF                    (2,069,401)      October 31, 2008
                         (39,498,684)      October 31, 2009
   ---------------------------------
                         (41,568,085) *

   IOF                   (15,005,377)      October 31, 2008
                         (70,979,742)      October 31, 2009
                         (49,667,163)      October 31, 2010
   ---------------------------------
                        (135,662,282) **

   EMF                    (1,404,687)      October 31, 2005
                         (84,231,429)      October 31, 2006
                         (28,177,633)      October 31, 2007
                          (2,888,019)      October 31, 2008
                         (12,743,985)      October 31, 2009
                          (5,296,745)      October 31, 2010
   ---------------------------------
                        (134,742,498) ***

   AEF                    (1,201,612)      October 31, 2010
   SIEF                   (6,120,236)      October 31, 2009
                         (11,448,027)      October 31, 2010
   ---------------------------------
                         (17,568,263)

* The above capital loss carryover includes $3,282,231 of losses acquired from J.P. Morgan International Equity Fund.
** The above capital loss carryover includes $5,505,014 and $9,500,363 of losses acquired from J.P. Morgan Fleming International Equity Fund and J.P. Morgan International Opportunities Fund, respectively.
*** The above capital loss carryover includes $9,491,306 of losses acquired from J.P. Morgan Emerging Markets Equity Fund.

Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

During the year ended October 31, 2002, EF and IVF utilized capital loss carryforwards of $3,113,579 and $1,212,830, respectively.

L. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 30, 1998) in connection with establishing Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J. P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and J.P. Morgan Investment Management, Inc. ("JPMIM" and, together with JPMFAM, the "Advisers") act as the investment advisers to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the Adviser for EF, JF, IGF, AEF and SIEF. JPMIM, a wholly owned subsidiary of JPMorgan, is the adviser for IVF, IOF and EMF. The Advisers supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                         INVESTMENT
                        FUND             ADVISORY FEE (%)
                    -------------------------------------
                        EF                     0.65
                        JF                     1.00
                        IGF                    1.00
                        IVF                    0.60
                        IOF                    0.60
                        EMF                    1.00
                        AEF                    1.00
                        SIEF                   1.00

The Advisers waived fees as outlined in Note 4.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any duplicate investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                              INSTITUTIONAL  SELECT
   FUND        CLASS A    CLASS B    CLASS C      CLASS       CLASS
---------------------------------------------------------------------
   EF             1.75     2.50       2.50        1.00       1.50
   JF             1.75^    2.50^       n/a         n/a        n/a
   IGF            2.00^    2.50^       n/a         n/a        n/a
   IVF            1.45     1.95        n/a        0.95       1.41
   IOF            1.90     2.40        n/a        0.92       1.20
   EMF            2.00     2.50        n/a        1.45       1.75
   AEF            1.75^^   2.25^^      n/a        1.35       1.50
   SIEF           1.50     2.00        n/a         n/a         --

The contractual expense limitation agreements were in effect for the entire fiscal year for the Funds. The expense limitation percentages in the table above are due to expire as follows:

                                                 INSTITUTIONAL  SELECT
   FUND           CLASS A     CLASS B    CLASS C     CLASS       CLASS
------------------------------------------------------------------------
   EF             2/28/03     2/28/03    2/28/03    2/28/05    2/28/05
   JF             2/28/03^    2/28/03^       n/a        n/a        n/a
   IGF            2/28/03^    2/28/03^       n/a        n/a        n/a
   IVF            2/28/03     2/28/03        n/a    2/28/05    2/28/05
   IOF            2/28/03     2/28/03        n/a    2/28/05    2/28/05
   EMF            2/28/03     2/28/03        n/a    2/28/05    2/28/05
   AEF            2/28/04^^   2/28/04^^      n/a    2/28/04    2/28/04
   SIEF           2/28/03     2/28/03        n/a        n/a         --

^ The expense limitations of these classes have been increased by one percent for the period March 1, 2003 through February 28, 2012.

^^ The expense limitations of these classes have been increased by one percent for the period March 1, 2004 through February 28, 2012.

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributor, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

   FUND                CLASS A            CLASS B          CLASS C
-------------------------------------------------------------------
   EF                   0.25                0.75            0.75
   JF                   0.25                0.75             n/a
   IGF                  0.25                0.75             n/a
   IVF                  0.25                0.75             n/a
   IOF                  0.25                0.75             n/a
   EMF                  0.25                0.75             n/a
   AEF                  0.25                0.75             n/a
   SIEF                 0.25                0.75             n/a

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees as outlined in Note 4.F. below.

D. SHAREHOLDER SERVICING FEES -- The Trusts have entered into a Shareholder Servicing Agreement with JPMCB under which JPMCB provides account administration and personal account maintenance service to shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                INSTITUTIONAL  SELECT
   FUND        CLASS A      CLASS B    CLASS C      CLASS       CLASS
------------------------------------------------------------------------
   EF             --          0.25       0.25        0.10        0.25
   JF             --          0.25        n/a         n/a         n/a
   IGF          0.25          0.25        n/a         n/a         n/a
   IVF          0.25          0.25        n/a        0.10        0.25
   IOF          0.25          0.25        n/a        0.10        0.25
   EMF          0.25          0.25        n/a        0.10        0.25
   AEF            --          0.25        n/a        0.10        0.25
   SIEF         0.25          0.25        n/a         n/a        0.25

In addition, JPMCB, Charles Schwab & Co. ("Schwab"), and JPMIF are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of IVF, IOF and EMF available to customers and investment advisors and other financial intermediaries who are Schwab's clients. IVF, IOF and EMF are not responsible for payments to Schwab under Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMIF and JPMCB is terminated, IVF, IOF and EMF would be responsible for ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agents waived fees as outlined in Note 4.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for all of the Funds except IGF. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended October 31, 2002, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows:

                                      CONTRACTUAL WAIVERS
                ------------------------------------------------------------------------
                INVESTMENT                    SHAREHOLDER                                  CONTRACTUAL
   FUND         ADVISORY      ADMINISTRATION  SERVICING      DISTRIBUTION       TOTAL      REIMBURSEMENT
-------------------------------------------------------------------------------------------------------
   EF           $    326,755   $     77,350   $     11,582   $         --   $    415,687   $    105,740
   JF                 10,016          1,502            347          2,157         14,022        190,583
   IGF                37,431          5,615          9,358          4,064         56,468        137,933
   IVF                50,023         53,980         43,475             --        147,478         32,739
   IOF                    --         11,750        159,873             --        171,623         10,252
   EMF                67,234        125,573         77,880             --        270,687         30,604
   AEF                82,822         15,907          3,627          3,247        105,603         85,221
   SIEF                   80             14             80              4            178         18,806

                                          VOLUNTARY WAIVERS
                ------------------------------------------------------------------------
                INVESTMENT                    SHAREHOLDER
   FUND         ADVISORY      ADMINISTRATION  SERVICING      DISTRIBUTION      TOTAL
----------------------------------------------------------------------------------------
   SIEF         $    508,017   $     85,538   $    452,955   $         --   $  1,046,510

G. OTHER -- Certain officers of the Trust(s) are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

For the year ended October 31, 2002, EF, JF, IVF, IOF, EMF, AEF and SIEF had $2,050, $119, $35,209, $1,370, $12,010, $8,738 and $127, respectively, in broker commissions with affiliated parties.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended October 31, 2002 are as follows:

                          SHAREHOLDER
   FUND                   SERVICING      DISTRIBUTION   TRANSFER AGENT
-----------------------------------------------------------------------
   EF
   Class A                $         --   $     78,157   $    115,945
   Class B                      28,616         85,849         42,137
   Class C                       7,572         22,717         11,250
   Institutional                 6,088             --         19,765
   Select                       20,416             --         25,623
-----------------------------------------------------------------------
                          $     62,692   $    186,723   $    214,720
-----------------------------------------------------------------------
   JF
   Class A                $         --   $      2,157   $     26,790
   Class B                         347          1,041          4,536
-----------------------------------------------------------------------
                          $        347   $      3,198   $     31,326
-----------------------------------------------------------------------
   IGF
   Class A                $      7,499   $      7,499   $     41,645
   Class B                       1,859          5,576         10,317
-----------------------------------------------------------------------
                          $      9,358   $     13,075   $     51,962
-----------------------------------------------------------------------
   IVF
   Class A                $        317   $        317   $     18,317
   Class B                         215            644         11,519
   Institutional                54,526             --         16,209
   Select                       51,950             --         35,373
-----------------------------------------------------------------------
                          $    107,008   $        961   $     81,418
-----------------------------------------------------------------------
   IOF
   Class A                $     44,505   $     44,505   $    108,276
   Class B                       5,781         17,342         14,209
   Institutional               276,303             --         28,718
   Select                       94,585             --         37,459
-----------------------------------------------------------------------
                          $    421,174   $     61,847   $    188,662
-----------------------------------------------------------------------
   EMF
   Class A                $        138   $        138   $     19,577
   Class B                          82            246         11,221
   Institutional                62,236             --         12,730
   Select                       60,813             --         33,918
-----------------------------------------------------------------------
                          $    123,269   $        384   $     77,446
-----------------------------------------------------------------------
   AEF
   Class A                $         --   $      6,450   $     16,525
   Class B                       1,287          3,860          3,297
   Institutional                 2,277             --          5,270
   Select                       13,084             --          6,911
-----------------------------------------------------------------------
                          $     16,648   $     10,310   $     32,003
-----------------------------------------------------------------------
   SIEF
   Class A                $         56   $         56   $      6,433
   Class B                          24             71          6,893
   Select                      508,017             --         22,282
-----------------------------------------------------------------------
                          $    508,097   $        127   $     35,608
=======================================================================

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended October 31, 2002 are as follows:

                                           NET
                  FUND             INVESTMENT INCOME   REALIZED GAIN
               -------------------------------------------------------
                  IVF
                  Class A             $        484     $         --
                  Class B                      403               --
                  Institutional          1,369,814               --
                  Select                   299,055               --
               -------------------------------------------------------
                                      $  1,669,756     $         --
               -------------------------------------------------------
                  IOF
                  Class A             $    160,758     $         --
                  Class B                   16,272               --
                  Institutional          3,350,183               --
                  Select                   354,090               --
               -------------------------------------------------------
                                      $  3,881,303     $         --
               -------------------------------------------------------
                  EMF
                  Class A             $        116     $         --
                  Class B                      100               --
                  Institutional            672,780               --
                  Select                   193,873               --
               -------------------------------------------------------
                                      $    866,869     $         --
               -------------------------------------------------------
                  SIEF
                  Class A             $        139     $         --
                  Class B                       13               --
                  Select                 1,160,939               --
               -------------------------------------------------------
                                      $  1,161,091     $         --
               =======================================================

7. INVESTMENT TRANSACTIONS

For the year ended October 31, 2002, purchases and sales of investments (excluding short-term investments) are as follows:

                                        PURCHASES          SALES
                                     (EXCLUDING U.S.  (EXCLUDING U.S.
               FUND                    GOVERNMENT)      GOVERNMENT)
             ----------------------------------------------------------
               EF                     $  611,207,546   $  616,897,589
               JF                          3,666,707        3,620,181
               IGF                         2,714,218        2,660,472
               IVF                       102,852,481      216,070,102
               IOF                       383,443,539      371,823,940
               EMF                        57,106,503       92,615,986
               AEF                        36,691,254        9,992,105
               SIEF                      127,219,243       39,154,795

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2002, are as follows:

                                               GROSS            GROSS        NET UNREALIZED
                                             UNREALIZED       UNREALIZED      APPRECIATION/
   FUND                   AGGREGATE COST    APPRECIATION     DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------
   EF                     $   51,765,679   $    1,930,557   $     (990,143)  $      940,414
   JF                            908,356           19,531         (131,236)        (111,705)
   IGF                         3,992,762          115,031         (944,702)        (829,671)
   IVF                        42,272,309        6,220,546       (2,619,767)       3,600,779
   IOF                       272,368,365       17,906,857      (37,272,154)     (19,365,297)
   EMF                        76,345,553        9,977,273      (22,155,267)     (12,177,994)
   AEF                        25,497,538          147,520       (2,812,337)      (2,664,817)
   SIEF                      290,535,990        7,918,375      (59,710,502)     (51,792,127)

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 18, 2002, EF, JF, IVF, IOF, EMF and SIEF may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 17, 2003.

Prior to April 18, 2002, EF, JF, IGF, AEF and SIEF could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets would be repaid before the Fund could make additional investments. The Funds had entered into an agreement, which enabled them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This Agreement expired on April 18, 2002.

Also, prior to April 18, 2002, IVF, IOF and EMF could borrow money for temporary or emergency purposes, such as funding shareholder redemptions. The Funds, along with certain other funds managed by JPMIM, entered into a $150 million bank line of credit agreement with JPMCB, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement would bear interest at approximate market rates. A commitment fee was charged at an annual rate of 0.085% on the unused portion of the committed amount. This Agreement was terminated on April 18, 2002.

The Funds had no borrowings outstanding at October 31, 2002, nor at anytime during the year then ended.

10. CONCENTRATIONS

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

As of October 31, 2002, substantially all of the Funds' net assets consist of securities of issuers, which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of October 31, 2002, EF invested approximately 27.4% of its net assets in securities issued by telecommunications companies.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

11. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented:

EUROPEAN FUND

                                                                        CLASS A                          CLASS B
                                                         ---------------------------------    ----------------------------
                                                              AMOUNT             SHARES           AMOUNT           SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $   40,753,598         2,875,391     $  4,484,346        318,418
 Shares redeemed                                            (47,411,189)       (3,310,622)      (5,530,683)      (399,067)
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $   (6,657,591)         (435,231)    $ (1,046,337)       (80,649)
==========================================================================================================================

                                                                            YEAR ENDED OCTOBER 31, 2001*
--------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $  198,407,068        13,648,723     $  1,620,095        108,500
 Shares issued in connection with Fund
   reorganization (Note 2)                                           --                --               --             --
 Shares issued in reinvestment of distributions               2,972,714           194,295        1,372,364         92,602
 Shares redeemed                                           (227,735,909)      (15,593,277)      (5,502,103)      (394,766)
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $  (26,356,127)       (1,750,259)    $ (2,509,644)      (193,664)
==========================================================================================================================

                                                                       CLASS C                        INSTITUTIONAL
                                                         ---------------------------------    ----------------------------
                                                              AMOUNT             SHARES           AMOUNT           SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $    1,023,454            75,383     $  3,747,517        261,900
 Shares redeemed                                             (1,513,850)         (110,608)      (2,189,224)      (153,807)
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $     (490,396)          (35,225)    $  1,558,293        108,093
==========================================================================================================================

                                                                            YEAR ENDED OCTOBER 31, 2001*
--------------------------------------------------------------------------------------------------------------------------
 Shares sold                                             $    1,279,321            86,250     $         --             --
 Shares issued in connection with Fund
   reorganization (Note 2)                                           --                --        5,071,319        385,794
 Shares issued in reinvestment of distributions                 140,186             9,466               --             --
 Shares redeemed                                             (1,473,548)         (104,936)        (250,392)       (20,781)
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $      (54,041)           (9,220)    $  4,820,927        365,013
==========================================================================================================================

                                                                        SELECT
                                                         --------------------------------
                                                              AMOUNT             SHARES
-----------------------------------------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31, 2002
-----------------------------------------------------------------------------------------
 Shares sold                                             $   73,084,253         5,179,585
 Shares redeemed                                         $  (71,102,771)       (5,008,408)
-----------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $    1,981,482           171,177
=========================================================================================

                                                            YEAR ENDED OCTOBER 31, 2001*
-----------------------------------------------------------------------------------------
 Shares sold                                             $    7,475,346           592,764
 Shares issued in connection with Fund
   reorganization (Note 2)                                    6,622,776           503,867
 Shares redeemed                                             (8,063,075)         (629,212)
-----------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding      $    6,035,047           467,419
=========================================================================================

* For Institutional Shares and Select Shares, from commencement of offering on September 10, 2001.

JAPAN FUND

                                                                           CLASS A                         CLASS B
                                                               ---------------------------     -----------------------------
                                                                  AMOUNT            SHARES        AMOUNT            SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    $  4,559,564         891,941    $  1,385,230         259,676
Shares redeemed                                                  (4,477,072)       (868,232)     (1,395,452)       (260,212)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $     82,492          23,709    $    (10,222)           (536)
============================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    $  4,809,307         735,120    $    362,205          55,523
Shares redeemed                                                  (5,873,434)       (894,645)       (458,123)        (69,902)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $ (1,064,127)       (159,525)   $    (95,918)        (14,379)
============================================================================================================================

INTERNATIONAL GROWTH FUND

                                                                           CLASS A                         CLASS B
                                                               ---------------------------     -----------------------------
                                                                  AMOUNT           SHARES         AMOUNT            SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $    827,887         102,240    $    825,000         102,357
 Shares redeemed                                                   (811,365)       (100,169)       (806,000)       (100,000)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $     16,522           2,071    $     19,000           2,357
============================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  4,000,000         404,260    $  1,000,000         100,000
 Shares issued in reinvestment of distributions                       5,660             681              --              --
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $  4,005,660         404,941    $  1,000,000         100,000
============================================================================================================================

* From commencement of operations on December 29, 2000.

INTERNATIONAL VALUE FUND

                                                                           CLASS A                         CLASS B
                                                               ---------------------------     -----------------------------
                                                                  AMOUNT            SHARES        AMOUNT            SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $    610,100          73,440    $    397,532          49,358
 Shares issued in reinvestment of distributions                         484              58             403              48
 Shares redeemed                                                   (435,537)        (51,484)       (214,932)        (26,009)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $    175,047          22,014    $    183,003          23,397
============================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $    113,400          13,795    $     10,000          1,232
 Shares issued in connection with Fund reorganization (Note 2)           --              --              --             --
 Shares issued in reinvestment of distributions                          --              --              --             --
 Shares redeemed                                                   (105,671)        (12,550)             --             --
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $      7,729           1,245    $     10,000          1,232
============================================================================================================================

                                                                      INSTITUTIONAL                      SELECT
                                                              ----------------------------    ------------------------------
                                                                  AMOUNT         SHARES          AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                  $ 191,108,290      23,571,460   $ 102,675,904      13,249,092
 Shares issued in reinvestment of distributions                     987,326         118,669         257,893          30,997
 Shares redeemed                                               (305,835,898)    (36,824,872)   (105,658,149)    (13,440,339)
----------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding           $(113,740,282)    (13,134,743)  $  (2,724,352)       (160,250)
============================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                  $  316,013,796      32,342,192    $ 21,215,837       2,596,299
 Shares issued in connection with Fund reorganization (Note 2)            --              --      22,787,277       2,660,818
 Shares issued in reinvestment of distributions                   24,879,252       2,282,500              --              --
 Shares redeemed                                                (513,446,590)    (52,655,807)    (22,353,974)     (2,685,241)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding            $ (172,553,542)    (18,031,115)   $ 21,649,140       2,571,876
============================================================================================================================

* For Class A Shares and Class B Shares, from commencement of offering on September 28, 2001.

INTERNATIONAL OPPORTUNITIES FUND

                                                                             CLASS A                            CLASS B
                                                               --------------------------------    --------------------------------
                                                                     AMOUNT             SHARES          AMOUNT              SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $   17,225,868         2,032,356    $      597,010            68,429
 Shares issued in reinvestment of distributions                       122,484            13,670            13,272             1,481
 Shares redeemed                                                  (24,594,620)       (2,896,986)       (1,956,074)         (228,967)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $   (7,246,268)         (850,960)   $   (1,345,792)         (159,057)
====================================================================================================================================

                                                                                     YEAR ENDED OCTOBER 31, 2001*
------------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $    3,231,038           383,365    $       38,698             4,675
 Shares issued in connection with Fund reorganization              22,734,537         2,477,798         3,366,479           366,803
 Shares issued in reinvestment of distributions                            --                --                --                --
 Shares redeemed                                                   (3,460,231)         (399,585)         (251,451)          (29,483)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $   22,505,344         2,461,578    $    3,153,726           341,995
====================================================================================================================================

                                                                          INSTITUTIONAL                          SELECT
                                                               --------------------------------    --------------------------------
                                                                     AMOUNT            SHARES          AMOUNT              SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  301,479,963        34,677,307    $  214,045,865        26,886,447
 Shares issued in reinvestment of distributions                     1,719,932           191,957           257,698            28,760
 Shares redeemed                                                 (291,711,949)      (33,892,147)     (216,859,043)      (26,791,379)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $   11,487,946           977,117    $   (2,555,480)          123,828
====================================================================================================================================

                                                                                     YEAR ENDED OCTOBER 31, 2001*
------------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  534,074,207        52,535,263    $   35,402,253         4,146,526
 Shares issued in connection with Fund reorganization                      --                --        36,908,385         4,020,485
 Shares issued in reinvestment of distributions                     2,297,971           210,774                --                --
 Shares redeemed                                                 (682,977,561)      (66,500,130)      (33,286,526)       (3,854,738)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $ (146,605,383)      (13,754,093)   $   39,024,112         4,312,273
------------------------------------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year end from November 30 to October 31. For Class A Shares and Class B Shares, from commencement of offering on September 10, 2001.

EMERGING MARKETS EQUITY FUND

                                                                           CLASS A                         CLASS B
                                                               ---------------------------     ----------------------------
                                                                   AMOUNT          SHARES         AMOUNT             SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  1,329,658         207,292    $    130,658          20,149
 Shares issued in reinvestment of distributions                         116              20              96              16
 Shares redeemed                                                 (1,288,664)       (200,628)        (91,611)        (14,312)
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $     41,110           6,684    $     39,143           5,853
===========================================================================================================================

                                                                                YEAR ENDED OCTOBER 31, 2001*
---------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $     10,000          2,049   $     10,000          2,049
 Shares issued in connection with Fund reorganization                    --             --             --             --
 Shares issued in reinvestment of distributions                          --             --             --             --
 Shares redeemed                                                         --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $     10,000          2,049   $     10,000          2,049
===========================================================================================================================

                                                                       INSTITUTIONAL                        SELECT
                                                               ---------------------------     ----------------------------
                                                                   AMOUNT          SHARES         AMOUNT             SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  28,775,875      4,709,469    $  33,349,693      5,728,695
 Shares issued in reinvestment of distributions                      687,716        107,676          188,618         32,353
 Shares redeemed                                                 (54,065,211)    (8,864,012)     (38,157,997)    (6,522,805)
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $ (24,601,620)    (4,046,867)   $  (4,619,686)      (761,757)
===========================================================================================================================

                                                                                YEAR ENDED OCTOBER 31, 2001*
---------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  54,049,243       7,486,602    $   9,365,752     1,887,408
 Shares issued in connection with Fund reorganization                     --              --       26,543,491     4,764,854
 Shares issued in reinvestment of distributions                       65,504          10,348               --            --
 Shares redeemed                                                 (66,939,375)    (10,986,815)     (11,596,430)   (2,318,979)
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $ (12,824,628)     (3,489,865)   $  24,312,813     4,333,283
===========================================================================================================================

* For Select Shares, from commencement of offering on September 10, 2001. For Class A Shares and Class B Shares, from commencement of offering on September 28, 2001.

ASIA EQUITY FUND

                                                                           CLASS A                        CLASS B
                                                               ---------------------------   ------------------------------
                                                                   AMOUNT         SHARES         AMOUNT           SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31, 2002*
---------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  2,500,000        166,667   $    500,000         33,333
 Shares redeemed                                                         --             --             --             --
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $  2,500,000        166,667   $    500,000         33,333
===========================================================================================================================

                                                                        INSTITUTIONAL                      SELECT
                                                               ---------------------------   ------------------------------
                                                                   AMOUNT           SHARES        AMOUNT           SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31, 2002*
---------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  8,594,000         542,864    $ 19,864,176       1,260,983
 Shares redeemed                                                 (1,030,402)        (71,428)     (3,203,198)       (236,660)
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $  7,563,598         471,436    $ 16,660,978       1,024,323
===========================================================================================================================

* The Fund commenced its operations on November 1, 2001. For Institutional and Select Shares, from commencement of offering on June 28, 2002.

SELECT INTERNATIONAL EQUITY FUND

                                                                CLASS A                CLASS B                     SELECT
                                                       --------------------    ----------------------   ---------------------------
                                                          AMOUNT     SHARES       AMOUNT       SHARES       AMOUNT        SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31, 2002*
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                           $  100,938     4,911    $   24,345       1,115   $ 147,829,519     6,873,406
 Shares issued in reinvestment of distributions               139         7            13           1         138,342         6,878
 Shares redeemed                                           (5,077)     (243)           --          --     (57,967,551)   (2,707,300)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding    $   96,000     4,675    $   24,358       1,116   $  90,000,310     4,172,984
===================================================================================================================================

                                                                             YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                                                            $  51,314,538     2,189,052
 Shares issued in reinvestment of distributions                                                            32,436,404     1,210,348
 Shares redeemed                                                                                          (43,398,348)   (1,918,592)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                                                     $  40,352,594     1,480,808
===================================================================================================================================

* For Class A Shares and Class B Shares, from commencement of offering on February 28, 2002.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS

                                                                                  EUROPEAN FUND^^
                                                     --------------------------------------------------------------------------
                                                                                     CLASS A
                                                     --------------------------------------------------------------------------
                                                                                    YEAR ENDED
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                      10/31/02       10/31/01        10/31/00        10/31/99         10/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     12.96    $     17.87     $     16.52     $     14.47     $     14.10
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                             0.14^          0.02^          (0.12)^         (0.06)^          0.15
   Net gains or losses in securities
     (both realized and unrealized)                         0.13          (3.24)           1.83            2.31            2.16
                                                     -----------    -----------     -----------     -----------     -----------
   Total from investment operations                         0.27          (3.22)           1.71            2.25            2.31
                                                     -----------    -----------     -----------     -----------     -----------
  Less distributions:
   Dividends from net investment income                       --             --              --            0.09            0.22
   Distributions from capital gains                           --           1.69            0.36            0.11            1.72
                                                     -----------    -----------     -----------     -----------     -----------
   Total distributions                                        --           1.69            0.36            0.20            1.94
                                                     -----------    -----------     -----------     -----------     -----------
Net asset value, end of period                       $     13.23    $     12.96     $     17.87     $     16.52     $     14.47
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             2.08%        (19.49%)         10.13%          15.60%          18.71%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)           $    27,208    $    32,317     $    75,801     $    47,759     $    33,743
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                             1.65%          1.75%           1.74%           1.74%           1.74%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                             1.03%          0.17%          (0.60%)         (0.40%)         (0.07%)
-------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements              2.45%          2.07%           1.95%           2.06%           2.38%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers
   and reimbursements                                       0.23%         (0.15%)         (0.81%)         (0.72%)         (0.71%)
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                    1,021%           564%            161%            149%            183%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                  EUROPEAN FUND^^
                                                     --------------------------------------------------------------------------
                                                                                     CLASS B
                                                     --------------------------------------------------------------------------
                                                                                    YEAR ENDED
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                       10/31/02       10/31/01        10/31/00        10/31/99        10/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     12.48    $     17.38     $     16.18     $     14.24     $     13.93
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                             0.05^         (0.09)^         (0.27)^         (0.18)^          0.08
   Net gains or losses in securities
     (both realized and unrealized)                         0.10          (3.12)           1.83            2.26            2.10
                                                     -----------    -----------     -----------     -----------     -----------
   Total from investment operations                         0.15          (3.21)           1.56            2.08            2.18
                                                     -----------    -----------     -----------     -----------     -----------
  Less distributions:
   Dividends from net investment income                       --             --              --            0.03            0.15
   Distributions from capital gains                           --           1.69            0.36            0.11            1.72
                                                     -----------    -----------     -----------     -----------     -----------
   Total distributions                                        --           1.69            0.36            0.14            1.87
                                                     -----------    -----------     -----------     -----------     -----------
Net asset value, end of period                       $     12.63    $     12.48     $     17.38     $     16.18     $     14.24
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             1.20%        (20.03%)          9.40%          14.66%          17.89%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)           $    10,017    $    10,905     $    18,546     $    10,038     $     9,457
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                             2.39%          2.50%           2.49%           2.51%           2.50%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                             0.38%         (0.62%)         (1.35%)         (1.12%)         (0.75%)
-------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements              3.20%          2.82%           2.69%           2.83%           2.91%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers
   and reimbursements                                      (0.43%)        (0.94%)         (1.55%)         (1.44%)         (1.16%)
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                    1,021%           564%            161%            149%            183%
-------------------------------------------------------------------------------------------------------------------------------

 ^^  Formerly Chase Vista European Fund.
 ^   Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.

                       See notes to financial statements.

                                                                                               EUROPEAN FUND^^
                                                                         --------------------------------------------------------
                                                                                                  CLASS C
                                                                         --------------------------------------------------------
                                                                                          YEAR ENDED                   11/1/98**
                                                                         ----------------------------------------       THROUGH
PER SHARE OPERATING PERFORMANCE:                                           10/31/02       10/31/01       10/31/00       10/31/99
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $    12.47     $    17.37     $    16.19     $    14.24
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                               0.05^         (0.08)^        (0.26)^        (0.08)^
    Net gains or losses in securities (both realized and unrealized)           0.10          (3.13)          1.80           2.17
                                                                         ----------     ----------     ----------     ----------
    Total from investment operations                                           0.15          (3.21)          1.54           2.09
                                                                         ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income                                         --             --             --           0.03
    Distributions from capital gains                                             --           1.69           0.36           0.11
                                                                         ----------     ----------     ----------     ----------
    Total distributions                                                          --           1.69           0.36           0.14
                                                                         ----------     ----------     ----------     ----------
Net Asset Value, end of Period                                           $    12.62     $    12.47     $    17.37     $    16.19
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                1.20%        (20.04%)         9.27%         14.73%(a)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)                              $    2,512     $    2,922     $    4,229     $    1,460
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                               2.39%          2.50%          2.49%          2.51%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                               0.36%         (0.55%)        (1.33%)        (0.61%)
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and reimbursements                                3.20%          2.82%          2.67%          2.83%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers and reimbursements           (0.45%)        (0.87%)        (1.51%)        (0.93%)
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                       1,021%           564%           161%           149%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            EUROPEAN FUND^^
                                                                      --------------------------------------------------------
                                                                             INSTITUTIONAL                     SELECT
                                                                      -------------------------     --------------------------
                                                                          YEAR        9/10/01**           YEAR       9/10/01**
                                                                         ENDED        THROUGH            ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:                                        10/31/02      10/31/01          10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $    12.99     $    13.14      $    12.97     $    13.14
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                            0.24^         (0.05)^          0.14^            --^
    Net gains or losses in securities (both realized and unrealized)        0.10          (0.10)           0.15          (0.17)
                                                                      ----------     ----------      ----------     ----------
    Total from investment operations                                        0.34          (0.15)           0.29          (0.17)
                                                                      ----------     ----------      ----------     ----------
  Less distributions:
    Dividends from net investment income                                      --             --              --             --
    Distributions from capital gains                                          --             --              --             --
                                                                      ----------     ----------      ----------     ----------
    Total distributions                                                       --             --              --             --
                                                                      ----------     ----------      ----------     ----------
Net Asset Value, end of Period                                        $    13.33     $    12.99      $    13.26     $    12.97
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                             2.62%         (1.14%)(a)       2.24%         (1.29%)(a)
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)                           $    6,305     $    4,740      $    8,461     $    6,063
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                            1.00%          1.00%           1.50%          1.50%
------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                            1.81%         (2.60%)          1.06%         (0.06%)
------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and reimbursements                             2.25%          3.34%!          2.43%          3.74%!
------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers and reimbursements         0.56%         (4.94%)!         0.13%         (2.30%)!
------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    1,021%           564%          1,021%           564%
------------------------------------------------------------------------------------------------------------------------------

 ^^  Formerly Chase Vista European Fund.
 ^   Calculated based upon average shares outstanding.
 **  Commencement of offering of class of shares.
 (1) Total return figures do not include the effect of any deferred sales load.
 (a) Not annualized.
 #   Short periods have been annualized.
 ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

                                                                              JAPAN FUND^^
                                                 ----------------------------------------------------------------------
                                                                                CLASS A
                                                 ----------------------------------------------------------------------
                                                                               YEAR ENDED
                                                 ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                  10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     5.29     $     8.12     $     9.84     $     6.41     $     9.52
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                       (0.06)         (0.08)^        (0.15)^        (0.07)^         0.27
   Net gains or losses in securities
     (both realized and unrealized)                   (0.80)         (2.75)         (1.57)          3.50          (2.91)
                                                 ----------     ----------     ----------     ----------     ----------
   Total from investment operations                   (0.86)         (2.83)         (1.72)          3.43          (2.64)
                                                 ----------     ----------     ----------     ----------     ----------
  Less distributions:
   Dividends from net investment income                  --             --             --             --           0.26
   Tax return of capital                                 --             --             --             --           0.21
                                                 ----------     ----------     ----------     ----------     ----------
   Total distributions                                   --             --             --             --           0.47
                                                 ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                   $     4.43     $     5.29     $     8.12     $     9.84     $     6.41
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                      (16.26%)       (34.85%)       (17.48%)        53.51%        (28.98%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)       $      734     $      751     $    2,448     $    4,260     $    1,770
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
   Net expenses                                        1.75%          1.75%          1.77%          1.74%          1.76%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                       (1.26%)        (1.22%)        (1.54%)        (0.88%)        (0.56%)
-----------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements
   and earnings credits                               22.18%!         9.28%!         5.49%!         5.44%!         3.79%!
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
   waivers, reimbursements and earnings
   credits                                           (21.69%)!       (8.75%)!       (5.26%)!       (4.58%)!       (2.59%)!
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 409%           196%           123%           133%           212%
-----------------------------------------------------------------------------------------------------------------------

                                                                              JAPAN FUND^^
                                                 ----------------------------------------------------------------------
                                                                                CLASS B
                                                 ----------------------------------------------------------------------
                                                                               YEAR ENDED
                                                 ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                  10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     5.13     $     7.93     $     9.65     $     6.32     $     9.42
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                       (0.12)         (0.13)^        (0.22)^        (0.13)^         0.23
   Net gains or losses in securities
     (both realized and unrealized)                   (0.76)         (2.67)         (1.50)          3.46          (2.90)
                                                 ----------     ----------     ----------     ----------     ----------
   Total from investment operations                   (0.88)         (2.80)         (1.72)          3.33          (2.67)
                                                 ----------     ----------     ----------     ----------     ----------
  Less distributions:
   Dividends from net investment income                  --             --             --             --           0.22
   Tax return of capital                                 --             --             --             --           0.21
                                                 ----------     ----------     ----------     ----------     ----------
   Total distributions                                   --             --             --             --           0.43
                                                 ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                   $     4.25     $     5.13     $     7.93     $     9.65     $     6.32
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                      (17.15%)       (35.31%)       (17.82%)        52.69%        (29.53%)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)       $      109     $      135     $      322     $    1,089     $      391
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
   Net expenses                                        2.50%          2.47%          2.52%          2.49%          2.51%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                       (2.25%)        (1.92%)        (2.29%)        (1.67%)        (0.97%)
-----------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements
   and earnings credits                               22.96%!        11.24%!         6.14%!         6.19%!         4.52%!
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
   waivers, reimbursements and earnings
   credits                                           (22.71%)!      (10.69%)!       (5.91%)!       (5.37%)!       (2.98%)!
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 409%           196%           123%           133%           212%
-----------------------------------------------------------------------------------------------------------------------

 ^^  Formerly Chase Vista Japan Fund.
 ^   Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 ! Due to the size of the classes' net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

                                                                                       INTERNATIONAL GROWTH FUND^^
                                                                      ---------------------------------------------------------
                                                                               CLASS A                         CLASS B
                                                                      -------------------------       -------------------------
                                                                         YEAR         12/29/00*          YEAR         12/29/00*
                                                                       `ENDED          THROUGH          ENDED          THROUGH
PER SHARE OPERATING PERFORMANCE:                                       10/31/02       10/31/01         10/31/02       10/31/01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $     7.22     $    10.00       $     7.19     $    10.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                            (0.01)         (0.01)           (0.04)         (0.04)
   Net gains or losses in securities (both realized and unrealized)        (0.96)         (2.76)           (0.95)         (2.77)
                                                                      ----------     ----------       ----------     ----------
   Total from investment operations                                        (0.97)         (2.77)           (0.99)         (2.81)
                                                                      ----------     ----------       ----------     ----------
  Less distributions:
   Dividends from net investment income                                       --           0.01               --             --
                                                                      ----------     ----------       ----------     ----------
Net asset value, end of period                                        $     6.25     $     7.22       $     6.20     $     7.19
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                           (13.43%)       (27.68%)(a)      (13.77%)       (28.10%)(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)                            $    2,543     $    2,922       $      634     $      719
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                             2.00%          2.00%            2.50%          2.50%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                            (0.12%)        (0.11%)          (0.62%)        (0.51%)
-------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                              7.20%          5.19%            7.69%          5.66%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and reimbursements         (5.32%)        (3.30%)          (5.81%)        (3.67%)
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                       73%            35%              73%            35%
-------------------------------------------------------------------------------------------------------------------------------

 ^^  Formerly Chase Vista International Growth Fund.
 *   Commencement of operations.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (a) Not annualized.
 #   Short periods have been annualized.

                       See notes to financial statements.

                                                                        INTERNATIONAL VALUE FUND^^
                                                     ------------------------------------------------------------------
                                                                 CLASS A                           CLASS B
                                                     ---------------------------          -----------------------------
                                                          YEAR         9/28/01**             YEAR             9/28/01**
                                                         ENDED          THROUGH              ENDED             THROUGH
PER SHARE OPERATING PERFORMANCE:                        10/31/02        10/31/01            10/31/02          10/31/01
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $       8.27     $       8.12        $       8.28     $       8.12
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                              0.15^           (0.01)^             (0.02)^          (0.01)^
   Net gains or losses in securities
    (both realized and unrealized)                          (1.32)            0.16               (1.18)            0.17
                                                     ------------     ------------        ------------     ------------
   Total from investment operations                         (1.17)            0.15               (1.20)            0.16
                                                     ------------     ------------        ------------     ------------
  Less distributions:
   Dividends from net investment income                      0.12               --                0.12               --
   Distributions from capital gains                            --               --                  --               --
                                                     ------------     ------------        ------------     ------------
   Total distributions                                       0.12               --                0.12               --
                                                     ------------     ------------        ------------     ------------
Net asset value, end of period                       $       6.98     $       8.27        $       6.96     $       8.28
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                            (14.34%)           1.85%(a)          (14.72%)           1.97%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)           $        163     $         10        $        171     $         10
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
   Net expenses                                              1.45%            1.45%               1.95%            1.95%
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                              1.13%           (0.89%)             (0.16%)          (1.15%)
-----------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements              15.97%!          11.06%!             15.43%!          11.58%!
-----------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers
     and reimbursements                                    (13.39%)!        (10.50%)!           (13.64%)!        (10.78%)!
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                      138%              85%                138%              85%
-----------------------------------------------------------------------------------------------------------------------

                                                                                INTERNATIONAL VALUE FUND^^
                                                     -------------------------------------------------------------------------------
                                                                                      INSTITUTIONAL
                                                     -------------------------------------------------------------------------------
                                                                                        YEAR ENDED
                                                     -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                       10/31/02          10/31/01        10/31/00          10/31/99       10/31/98
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $       8.28     $      12.28     $      13.56     $      11.21    $     11.39
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                              0.06^            0.07^            0.05             0.19           0.32
   Net gains or losses in securities
    (both realized and unrealized)                          (1.19)           (3.02)           (0.66)            2.51           0.20
                                                     ------------     ------------     ------------     ------------    -----------
   Total from investment operations                         (1.13)           (2.95)           (0.61)            2.70           0.52
                                                     ------------     ------------     ------------     ------------    -----------
  Less distributions:
   Dividends from net investment income                      0.13               --             0.16             0.35           0.35
   Distributions from capital gains                            --             1.05             0.51               --           0.35
                                                     ------------     ------------     ------------     ------------    -----------
   Total distributions                                       0.13             1.05             0.67             0.35           0.70
                                                     ------------     ------------     ------------     ------------    -----------
Net asset value, end of period                       $       7.02     $       8.28     $      12.28     $      13.56    $     11.21
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                            (13.89%)         (26.06%)          (5.16%)          24.70%          4.95%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)           $     28,644     $    142,590     $    432,785     $    471,195    $   366,991
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                              0.95%            0.92%            0.95%            0.95%          0.97%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                              0.91%            0.70%            0.50%            0.81%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements               1.16%            0.93%            0.95%            0.95%          0.97%
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers
     and reimbursements                                      0.70%            0.69%            0.50%            0.81%          0.92%
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                      138%              85%              80%              70%            74%
------------------------------------------------------------------------------------------------------------------------------------

^^  Formerly JPMorgan International Equity Fund.
**  Commencement of offering of class of shares.
^   Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized.
 #  Short periods have been annualized.
 ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
 ~ Prior to September 10, 2001, IVF invested all of its investable assets in The International Equity Portfolio ("IEP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IEP.

                       See notes to financial statements.

                                                                                  INTERNATIONAL VALUE FUND^^ @
                                                           ---------------------------------------------------------------------
                                                                                           SELECT
                                                           ---------------------------------------------------------------------
                                                                                         YEAR ENDED
                                                           ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                            10/31/02        10/31/01      10/31/00       10/31/99      10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     8.28     $    16.08     $    18.70     $    15.91    $    16.53
--------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                  0.07^          0.02^          0.27           0.24          0.51
   Net gains or losses in securities (both realized
     and unrealized)                                            (1.22)         (3.39)         (1.07)          3.47          0.21
                                                           ----------     ----------     ----------     ----------    ----------
   Total from investment operations                             (1.15)         (3.37)         (0.80)          3.71          0.72
                                                           ----------     ----------     ----------     ----------    ----------
  Less distributions:
   Dividends from net investment income                          0.12           1.14           0.24           0.47          0.63
   Distributions from capital gains                                --           3.29           1.58           0.45          0.71
                                                           ----------     ----------     ----------     ----------    ----------
   Total distributions                                           0.12           4.43           1.82           0.92          1.34
                                                           ----------     ----------     ----------     ----------    ----------
Net asset value, end of period                             $     7.01     $     8.28     $    16.08     $    18.70    $    15.91
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (14.09%)       (26.66%)        (5.49%)        24.41%         4.87%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)                 $   16,905     $   21,307     $   55,445     $   64,860    $   76,472
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                  1.29%          1.40%          1.30%          1.21%         1.17%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                  0.85%          0.20%          0.15%          0.55%         0.73%
--------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                   1.49%          1.40%          1.30%          1.21%         1.17%
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and
     reimbursements                                              0.65%          0.20%          0.15%          0.55%         0.73%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                          138%            85%            80%            70%           74%
--------------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly JPMorgan International Equity Fund.
 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization. Prior periods have been restated to reflect the split.
 ^  Calculated based upon average shares outstanding.
 ~ Prior to September 10, 2001, IVF invested all of its investable assets in The International Equity Portfolio ("IEP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IEP.

                       See notes to financial statements.

                                                                            INTERNATIONAL OPPORTUNITIES FUND^^
                                                          ------------------------------------------------------------------
                                                                     CLASS A                               CLASS B
                                                          -----------------------------        -----------------------------
                                                             YEAR            9/10/01**              YEAR           9/10/01**
                                                             ENDED            THROUGH              ENDED           THROUGH
PER SHARE OPERATING PERFORMANCE:                            10/31/02         10/31/01            10/31/02          10/31/01
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $       8.63     $       9.18        $       8.63     $       9.18
----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                   0.02            (0.01)^             (0.04)           (0.01)^
   Net gains or losses in securities (both realized
     and unrealized)                                             (1.09)           (0.54)              (1.08)           (0.54)
                                                          ------------     ------------        ------------     ------------
   Total from investment operations                              (1.07)           (0.55)              (1.12)           (0.55)
                                                          ------------     ------------        ------------     ------------
  Less distributions:
   Dividends from net investment income                           0.07               --                0.05               --
   Distributions from capital gains                                 --               --                  --               --
                                                          ------------     ------------        ------------     ------------
   Total distributions                                            0.07               --                0.05               --
                                                          ------------     ------------        ------------     ------------
Net asset value, end of period                            $       7.49     $       8.63        $       7.46     $       8.63
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                 (12.55%)          (5.99%)(a)         (13.05%)          (5.99%)(a)
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)                $     12,057     $     21,237        $      1,365     $      2,950
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                   1.90%            1.90%               2.40%            2.40%
----------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                   0.20%           (0.48%)             (0.30%)           (0.95%)
----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                    1.98%            1.90%               2.49%            2.40%
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) without waivers
   and reimbursements                                             0.12%           (0.48%)             (0.39%)          (0.95%)
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                           121%             110%                121%             110%
----------------------------------------------------------------------------------------------------------------------------

                                                                            INTERNATIONAL OPPORTUNITIES FUND^^
                                                    ---------------------------------------------------------------------------
                                                                                    INSTITUTIONAL
                                                    ---------------------------------------------------------------------------
                                                       YEAR       12/1/00                     YEAR ENDED               2/26/97*
                                                       ENDED      THROUGH        ----------------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE:                     10/31/02    10/31/01***      11/30/00     11/30/99    11/30/98    11/30/97
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    8.64    $   11.39       $   12.92    $   10.11   $    9.94   $   10.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                          0.09         0.12^           0.08         0.25        0.22        0.07
   Net gains or losses in securities (both
     realized and unrealized)                           (1.08)       (2.60)          (1.42)        2.88        0.05       (0.13)
                                                    ---------    ---------       ---------    ---------   ---------   ---------
   Total from investment operations                     (0.99)       (2.48)          (1.34)        3.13        0.27       (0.06)
                                                    ---------    ---------       ---------    ---------   ---------   ---------
  Less distributions:
   Dividends from net investment income                  0.10         0.11            0.19         0.32        0.10          --
   Distributions from capital gains                        --         0.16              --           --          --          --
                                                    ---------    ---------       ---------    ---------   ---------   ---------
   Total distributions                                   0.10         0.27            0.19         0.32        0.10          --
                                                    ---------    ---------       ---------    ---------   ---------   ---------
Net asset value, end of period                      $    7.55    $    8.64       $   11.39    $   12.92   $   10.11   $    9.94
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        (11.67%)     (22.24%)(a)     (10.55%)      31.87%       2.69%       0.60%(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)          $ 209,286    $ 231,048       $ 461,016    $ 370,268   $ 323,918   $ 211,229
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                          0.92%        0.94%           0.91%        0.94%       0.99%       0.99%
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                          1.21%        1.25%           0.84%        0.76%       1.13%       1.35%
-------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements           0.98%        0.95%           0.91%        0.95%       1.02%       1.17
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) without waivers
   and reimbursements                                    1.15%        1.24%           0.84%        0.75%       1.10%       1.17%
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                  121%         110%             86%          80%        143%         72%
-------------------------------------------------------------------------------------------------------------------------------

 ^^  Formerly J.P.Morgan Institutional International Opportunities Fund.
 **  Commencement of offering of class of shares.
 *** The Fund changed its fiscal year end from November 30 to October 31.
 *   Commencement of operations.
 ~ Prior to September 10, 2001, IOF invested all of its investable assets in the International Opportunities Portfolio ("IOP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IOP.
   ^ Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (a) Not annualized.
   # Short periods have been annualized.

                       See notes to financial statements.

                                                          INTERNATIONAL OPPORTUNITIES FUND^^
                                                          ----------------------------------
                                                                        SELECT@
                                                          ----------------------------------
                                                                    YEAR           12/1/00
                                                                   ENDED           THROUGH
PER SHARE OPERATING PERFORMANCE:                                  10/31/02        10/31/01***
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $       8.64     $      11.81
--------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                        0.08             0.08^
   Net gains or losses in securities (both realized and
     unrealized)                                                      (1.10)           (2.65)
                                                               ------------     ------------
   Total from investment operations                                   (1.02)           (2.57)
                                                               ------------     ------------
  Less distributions:
   Dividends from net investment income                                0.09             0.32
   Distributions from capital gains                                      --             0.28
                                                               ------------     ------------
   Total distributions                                                 0.09             0.60
                                                               ------------     ------------
Net asset value, end of period                                 $       7.53     $       8.64
--------------------------------------------------------------------------------------------
TOTAL RETURN                                                         (11.98%)         (22.66%)(a)
============================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)                     $     33,428     $     37,271
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------
   Net expenses                                                        1.20%            1.27%
--------------------------------------------------------------------------------------------
   Net investment income (loss)                                        0.89%            0.85%
--------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                         1.22%            1.27%
--------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and
     reimbursements                                                    0.87%            0.85%
--------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                                121%             110%
--------------------------------------------------------------------------------------------

                                                                                INTERNATIONAL OPPORTUNITIES FUND^^
                                                               --------------------------------------------------------------
                                                                                             SELECT@
                                                               --------------------------------------------------------------
                                                                                 YEAR ENDED                        2/26/97*
                                                               ---------------------------------------------       THROUGH
PER SHARE OPERATING PERFORMANCE:                                  11/30/00        11/30/99        11/30/98         11/30/97
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $      13.41     $      10.45    $      10.32     $      10.41
-----------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                        0.14             0.22            0.24             0.06
   Net gains or losses in securities (both realized and
     unrealized)                                                      (1.58)            3.05           (0.01)           (0.15)
                                                               ------------     ------------    ------------     ------------
   Total from investment operations                                   (1.44)            3.27            0.23            (0.09)
                                                               ------------     ------------    ------------     ------------
  Less distributions:
   Dividends from net investment income                                0.16             0.31            0.10               --
   Distributions from capital gains                                      --               --              --               --
                                                               ------------     ------------    ------------     ------------
   Total distributions                                                 0.16             0.31            0.10               --
                                                               ------------     ------------    ------------     ------------
Net asset value, end of period                                 $      11.81     $      13.41    $      10.45     $      10.32
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         (10.87%)          32.13%           2.30%           (0.80%)(a)
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)                     $     79,408     $     67,543    $     55,050     $     62,939
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                        1.21%            1.18%           1.20%            1.20%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                        0.55%            0.47%           0.96%            1.08%
-----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                         1.21%            1.24%           1.24%            1.51%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and
     reimbursements                                                    0.55%            0.41%           0.92%            0.77%
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                                 86%              80%            143%              72%
-----------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly J.P. Morgan International Opportunities Fund.
 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization. Prior periods have been restated to reflect the split.
 *** The Fund changed its fiscal year end from November 30 to October 31.
 *  Commencement of operations.
 ^   Calculated based upon average shares outstanding.
 (a) Not annualized.
 #   Short periods have been annualized.
 ~ Prior to September 10, 2001, IOF invested all of its investable assets in the International Opportunities Portfolio ("IOP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IOP.

                       See notes to financial statements.

                                                                              EMERGING MARKETS EQUITY FUND^^
                                                           ------------------------------------------------------------------
                                                                      CLASS A                              CLASS B
                                                           -----------------------------        -----------------------------
                                                               YEAR            9/28/01**             YEAR          9/28/01**
                                                               ENDED           THROUGH               ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:                             10/31/02          10/31/01            10/31/02        10/31/01
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $       5.14     $       4.88        $       5.13     $       4.88
-----------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:

   Net investment income (loss)                                   (0.06)^          (0.01)^             (0.03)^          (0.01)^
   Net gains or losses in securities (both realized
     and unrealized)                                               0.17             0.27                0.14             0.26
                                                           ------------     ------------        ------------     ------------
   Total from investment operations                                0.11             0.26                0.11             0.25
                                                           ------------     ------------        ------------     ------------
 Distributions to shareholders from:
   Dividends from net investment income                            0.04               --                0.04               --
   Distributions from capital gains                                  --               --                  --               --
                                                           ------------     ------------        ------------     ------------
   Total distributions                                             0.04               --                0.04               --
                                                           ------------     ------------        ------------     ------------
Net asset value, end of period                             $       5.21     $       5.14        $       5.20     $       5.13
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                    2.14%            5.33%(a)            2.04%            5.12%(a)
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)                 $         46     $         11        $         41     $         11
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                    2.00%            2.00%               2.50%            2.50%
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                   (0.47%)          (1.53%)             (0.34%)          (2.00%)
-----------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                    37.57%!          12.12%!             36.79%!          12.62%!
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers
     and reimbursements                                         (36.04%)!        (11.65%)!           (34.63%)!        (12.12%)!
-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                             69%              76%                 69%              76%
-----------------------------------------------------------------------------------------------------------------------------

                                                                               EMERGING MARKETS EQUITY FUND^^
                                                    ------------------------------------------------------------------------------
                                                                                     INSTITUTIONAL
                                                    ------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                    ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                      10/31/02         10/31/01         10/31/00        10/31/99        10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $       5.14    $       6.68     $       7.22     $       5.91    $       9.86
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income (loss)                             0.04^           0.07^            0.02             0.14            0.14!!
   Net gains or losses in securities (both realized
     and unrealized)                                        0.12           (1.60)           (0.50)            1.68           (3.44)
                                                    ------------    ------------     ------------     ------------    ------------
   Total from investment operations                         0.16           (1.53)           (0.48)            1.82           (3.30)
                                                    ------------    ------------     ------------     ------------    ------------
 Distributions to shareholders from:
   Dividends from net investment income                     0.05            0.01             0.06             0.51            0.13
   Distributions from capital gains                           --              --               --               --            0.52
                                                    ------------    ------------     ------------     ------------    ------------
   Total distributions                                      0.05            0.01             0.06             0.51            0.65
                                                    ------------    ------------     ------------     ------------    ------------
Net asset value, end of period                      $       5.25    $       5.14     $       6.68     $       7.22    $       5.91
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             3.04%         (22.98%)          (6.88%)          33.76%         (35.50%)
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)          $     47,503    $     67,335     $    110,711     $    131,046    $    120,402
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                             1.45%           1.45%            1.45%            1.42%           1.46%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                             0.83%           1.07%            0.46%            0.99%           1.43%
----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements              1.77%           1.64%            1.55%            1.52%           1.54%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers
     and reimbursements                                     0.51%           0.88%            0.36%            0.89%           1.35%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                      69%             76%              65%              87%             44%
----------------------------------------------------------------------------------------------------------------------------------

 ^^  Formerly J.P. Morgan Institutional Emerging Markets Equity Fund.
 **  Commencement of offering of class of shares.
 ^   Calculated based upon average shares outstanding.
 !!  Based on amounts prior to Statement of Position 93-2 adjustments.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (a) Not annualized.
 #   Short periods have been annualized.
 ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
 ~ Prior to September 10, 2001, EMF invested all of its investable assets in the Emerging Markets Equity Portfolio ("EMP"). The portfolio turnover rate disclosed the turnover rate of EMP.

                       See notes to financial statements.

                                                                                   EMERGING MARKETS EQUITY FUND^^
                                                               ------------------------------------------------------------------
                                                                                            SELECT @
                                                               ------------------------------------------------------------------
                                                                                            YEAR ENDED
                                                               ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                10/31/02      10/31/01        10/31/00      10/31/99     10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $     5.13    $     6.73     $     7.28     $     5.88    $   9.20
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                      0.03^         0.05^          0.02           0.08        0.11!!
   Net gains or losses in securities (both realized
     and unrealized)                                                 0.12         (1.61)         (0.53)          1.72       (3.35)!!
                                                               ----------    ----------     ----------     ----------    --------
   Total from investment operations                                  0.15         (1.56)         (0.51)          1.80       (3.24)
                                                               ----------    ----------     ----------     ----------    --------
  Distributions to shareholders from:
   Dividends from net investment income                              0.05          0.04           0.04           0.40        0.08
                                                               ----------    ----------     ----------     ----------    --------
Net asset value, end of period                                 $     5.23    $     5.13     $     6.73     $     7.28    $   5.88
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         2.75%       (23.23%)        (7.12%)        33.00%     (35.54%)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)                     $   18,660    $   22,253     $   34,204     $   35,786    $ 23,387
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                      1.75%         1.75%          1.75%          1.75%       1.76%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                      0.56%         0.78%          0.15%          0.73%       1.24%
---------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                       2.04%         2.11%          1.96%          1.87%       1.82%
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and
     reimbursements                                                  0.27%         0.42%         (0.06%)         0.61%       1.18%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE~                                               69%           76%            65%            87%         44%
---------------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly J.P. Morgan Emerging Markets Equity Fund.
 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in
    Note 2. Prior periods have been restated to reflect the split.
 ^  Calculated based upon average shares outstanding.
 !! Based on amounts prior to Statement of Position 93-2 adjustments.
 ~ Prior to September 10, 2001, EMF invested all of its investable assets in the Emerging Markets Equity Portfolio ("EMP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of EMP.

                       See notes to financial statements.

                                                                                      ASIA EQUITY FUND^^
                                                                --------------------------------------------------------------
                                                                 CLASS A          CLASS B       INSTITUTIONAL        SELECT
                                                                 -------          -------       -------------        ------
                                                                 11/1/01*         11/1/01*        6/28/02**        6/28/02**
                                                                 THROUGH           THROUGH         THROUGH          THROUGH
PER SHARE OPERATING PERFORMANCE:                                 10/31/02         10/31/02         10/31/02         10/31/02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $    15.00       $    15.00       $   15.86       $      15.86
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                                      (0.02)           (0.10)             --                 --
   Net gains in securities (both realized and unrealized)            (1.29)           (1.28)          (2.15)             (2.15)
                                                                ----------       ----------       ---------       ------------
   Total from investment operations                                  (1.31)           (1.38)          (2.15)             (2.15)
  Less distributions:
   Dividends from net investment income                                 --               --              --                 --
                                                                ----------       ----------       ---------       ------------
Net asset value, end of period                                  $    13.69       $    13.62       $   13.71       $      13.71
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                      (8.73%)(a)       (9.20%)(a)     (13.56%)(a)        (13.56%)(a)
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)                      $    2,282       $      454       $   6,463       $     14,043
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                       1.75%            2.25%           1.35%              1.50%
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                      (0.12%)          (0.62%)          0.08%             (0.03%)
------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers and reimbursements                        5.16%!           5.91%!          2.53%              2.58%
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without waivers and
    reimbursements                                                   (3.53%)!         (4.28%)!        (1.10%)            (1.11%)
------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                106%             106%            106%               106%
------------------------------------------------------------------------------------------------------------------------------

 ^^  Formerly J.P. Morgan Pacific Region Fund.
 *   Commencement of operations.
 **  Commencement of offering of class of shares.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (a) Not annualized.
 #   Short periods have been annualized.
 ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

                                                                       SELECT INTERNATIONAL EQUITY FUND^^
                                               -----------------------------------------------------------------------------------
                                                 CLASS A      CLASS B                           SELECT CLASS@
                                               ----------    ---------     -------------------------------------------------------
                                                2/28/02**     2/28/02**                           YEAR ENDED
                                                 THROUGH       THROUGH     -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                10/31/02      10/31/02      10/31/02    10/31/01    10/31/00   10/31/99  10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  21.81      $  21.81      $   21.20   $   32.00   $   33.33  $   27.79  $   29.45
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
   Net investment income (loss)                    0.04^         0.03^          0.21^       0.39        0.15       0.33       0.41
   Net gains or losses in securities (both
    realized and unrealized)                      (2.37)        (2.43)         (1.84)      (6.35)       1.05       5.94       0.90
                                               --------      --------      ---------   ---------   ---------  ---------  ---------
   Total from investment operations               (2.33)        (2.40)         (1.63)      (5.96)       1.20       6.27       1.31
  Less distributions:
   Dividends from net investment income            0.06          0.02           0.12        0.18        0.13       0.73       1.24
   Distributions from capital gains                  --            --             --        4.66        2.40         --       1.73
                                               --------      --------      ---------   ---------   ---------  ---------  ---------
   Total distributions                             0.06          0.02           0.12        4.84        2.53       0.73       2.97
                                               --------      --------      ---------   ---------   ---------  ---------  ---------
Net asset value, end of period                 $  19.42      $  19.39      $   19.45   $   21.20   $   32.00  $   33.33  $   27.79
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                  (10.70%)(a)   (11.00%)(a)     (7.74%)    (21.62%)     2. 71%     22.83%      4.80%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000 omitted)     $     91      $     22      $ 247,426   $ 181,296   $ 226,248  $ 223,339  $ 220,937
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                    1.50%         2.00%          1.03%       1.00%       0.66%      0.06%      0.05%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                    0.50%         0.27%          1.03%       0.87%       0.38%      1.14%      1.71%
----------------------------------------------------------------------------------------------------------------------------------
   Expenses without waivers, reimbursements
    and earnings credits                          55.25%!       74.45%!         1.54%       1.54%       1.50%      1.31%      1.34%
----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) without
    waivers, reimbursements and earnings
     credits                                     (53.25%)!     (72.18%)!        0.52%       0.33%      (0.46%)    (0.11%)     0.42%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              20%           20%            20%         33%        149%       141%       150%
----------------------------------------------------------------------------------------------------------------------------------

^^  Formerly Chase Vista Select International Equity Fund.
@ On November 20, 1998, the Fund underwent a "6 shares for 1" split of shares. Prior periods have been restated to reflect the split.
**  Commencement of offering of class of shares.
^   Calculated based upon average shares outstanding.
(a) Not annualized.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

JPMORGAN FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Group, J.P. Morgan Institutional Funds, and Mutual Fund
Select Group:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Fleming European Fund, JPMorgan Fleming Japan Fund, JPMorgan Fleming International Growth Fund, JPMorgan Fleming Asia Equity Fund, (separate portfolios of Mutual Fund Group) JPMorgan Fleming International Value Fund, JPMorgan Fleming International Opportunities Fund, JPMorgan Fleming Emerging Markets Equity Fund (separate portfolios of J.P. Morgan Institutional Funds) and JPMorgan Select International Equity Fund (a separate portfolio of Mutual Fund Select Group, hereafter referred to as the "Funds") at October 31, 2002, and the results of each of their operations, for the year ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 19, 2002

JPMORGAN FUNDS
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                       NUMBER OF PORT-     OTHER
                           POSITIONS                          PRINCIPAL                FOLIOS IN JP MORGAN DIRECTORSHIPS
NAME,                      HELD WITH    TERM OF OFFICE        OCCUPATIONS              FUND COMPLEX        HELD OUTSIDE
CONTACT ADDRESS            JP MORGAN    AND LENGTH OF         DURING PAST              OVERSEEN BY         JP MORGAN FUND
DATE AND BIRTH             TRUST        TIME SERVED           5 YEARS                  TRUSTEE             COMPLEX
-------------------------- ------------ --------------------- ------------------------ ------------------- -------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;      Trustee      Trustee of Funds      Retired;                 75                  None
522 Fifth Avenue,                       that are series       Vice President
New York, NY 10036;                     of JPMIF              and Treasurer,
12/4/1941                               since 2001, Funds     Ingersoll-Rand
                                        that are series of    Company
                                        MFSG since 1996
                                        and Funds that are
                                        series of MFG
                                        since 1987.

Roland R. Eppley, Jr.;     Trustee      Trustee of Funds      Retired                  75                  Trustee of Janel
522 Fifth Avenue,                       that are series                                                    Hydraulics, Inc.
New York,                               of JPMIF
NY, 10036                               since 2001, Funds
4/1/1932                                that are series of
                                        MFSG since 1996 and
                                        Funds that are series
                                        of MFG since 1989.

Ann Maynard Gray;          Trustee      Since 2001            President of             75                  Director of Duke
522 Fifth Avenue,                                             Diversified Publishing                       Energy Corporation,
New York,                                                     Group; Formerly Vice                         Elan Corporation, plc
NY 10036;                                                     President Capital                            and The Phonix
8/22/1945                                                     Cities/ABC, Inc.                             Companies

Matthew Healey;            Trustee and  Trustee of Funds      Retired; Chief           75                  None
522 Fifth Avenue,          President of that are series       Executive Officer of
New York,                  the Board of of JPMIF              certain J.P. Morgan
NY 10036;                  Trustees     since 1992 and        Fund Trusts
8/23/1937                               Funds that are
                                        series of MFG and
                                        MFSG since 2001.

Fergus Reid, III;          Trustee and  Trustee of Funds      Chairman and Chief       75                  Trustee of Morgan
522 Fifth Avenue,          Chairman of  that are series       Executive Officer,                           Stanley Funds
New York,                  the Board of of JPMIF              Lumelite Corporation
NY 10036;                  Trustees     since 2001, Funds
8/12/1932                               that are series of
                                        MFSG since 1996 and
                                        Funds that are series
                                        of MFG since 1987.

James J. Schonbachler;     Trustee      Since 2001            Retired; Managing        75                  Director of Jonathans
522 Fifth Avenue,                                             Director, of Bankers                         Landing Golf Club, Inc.
New York,                                                     Trust Company,
NY 10036;                                                     Group Head and
1/26/1943                                                     Director, Bankers Trust,
                                                              A.G., Zurich and
                                                              Director,
                                                              BT Brokerage Corp.

Robert J. Higgins;         Trustee      Since 2002            Retired; President,      75                  Director of Providian
522 Fifth Avenue,                                             Fleet Boston Financial                       Financial Corp., Lincoln
New York,                                                     Corp.                                        Center for Performing
NY 10036;                                                                                                  Arts and Rhode Island
7/20/1935                                                                                                  School of Design

                           POSITIONS                                                   NUMBER OF PORT-     OTHER
                           HELD WITH                          PRINCIPAL                FOLIOS IN JP MORGAN DIRECTORSHIPS
NAME,                      JP MORGAN    TERM OF OFFICE        OCCUPATIONS              FUND COMPLEX        HELD OUTSIDE
CONTACT ADDRESS            FUND         AND LENGTH OF         DURING PAST              OVERSEEN BY         JP MORGAN FUND
DATE AND BIRTH             TRUST        TIME SERVED           5 YEARS                  TRUSTEE             COMPLEX
-------------------------- ------------ --------------------- ------------------------ ------------------- -------------------------
INTERESTED TRUSTEE(S)

Leonard M. Spalding*       Trustee      Trustee of Funds      Retired; Chief           75                  Director of Greenview
522 Fifth Avenue,                       that are series       Executive Officer of                         Trust Co.
New York,                               of JPMIF              Chase Mutual Funds;
NY, 10036                               since 2001, Funds     President and Chief
7/20/1935                               that are series of    Executive Officer of
                                        MFSG since 1996       Vista Capital
                                        and Funds that        Management; Chief
                                        are series of MFG     Investment Executive
                                        since 1998.           of the Chase
                                                              Manhattan Private
                                                              Bank

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

                                           POSITIONS HELD          TERM OF OFFICE
NAME, CONTACT ADDRESS                      WITH EACH               AND LENGTH OF      PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH                          JPMORGAN TRUST          TIME SERVED        DURING PAST 5 YEARS
------------------------------------------ ----------------------- ------------------ ----------------------------------------------
George Gatch;                              President               Since 2001         Managing Director, J.P. Morgan Investment
522 Fifth Avenue,                                                                     Management, Inc .("JPMIM") and J.P. Morgan
New York, NY 10036;                                                                   Fleming Asset Management (USA), Inc.
12/21/1962                                                                            ("JPMFAM(USA)") and head of JPMorgan
                                                                                      Fleming's U.S. Mutual Funds and Financial
                                                                                      Intermediaries Business ("FFI")

David Wezdenko;                            Treasurer               Since 2001         Managing Director JPMIM and
522 Fifth Avenue,                                                                     JPMFAM(USA) and Chief Operating
New York, NY 10036;                                                                   Officer for FFI
10/2/1963

Sharon Weinberg;                           Secretary               Since 2001         Managing Director JPMIM and
522 Fifth Avenue,                                                                     JPMFAM(USA) and head of Business
New York, NY 10036;                                                                   and Product Strategy for FFI
6/15/1959

Michael Moran;                             Vice President          Since 2001         Vice President, JPMIM and JPMFAM(USA)
522 Fifth Avenue,                          and Assistant                              and Controller of FFI
New York, NY 10036;                        Treasurer
7/14/1969

Stephen Ungerman;                          Vice President          Since 2001         Vice President, JPMIM and JPMFAM(USA),
522 Fifth Avenue,                          and Assistant                              Head of the Fund Service Group within
New York, NY 10036;                        Treasurer                                  Fund Administration, formerly Tax Director
6/2/1953                                                                              and Co-head of Fund Administration,
                                                                                      Prudential Insurance Co. and formerly
                                                                                      Assistant  Treasurer of mutual funds,
                                                                                      Prudential Insurance Co.

Judy R. Bartlett;                          Vice President and      Since 2001         Vice President and Assistant General Counsel,
522 Fifth Avenue,                          Assistant Secretary                        JPMIM and JPMFAM(USA), formerly attorney
New York, NY 10036;                                                                   and Assistant Secretary, Mainstay Funds
5/29/1965                                                                             and associate at law firm of Willkie,
                                                                                      Farr & Gallagher

Joseph J. Bertini;                         Vice President          Since 2001         Vice President and Assistant General Counsel,
522 Fifth Avenue,                          and Assistant                              JPMIM and JPMFAM(USA) and formerly
New York, NY 10036;                        Secretary                                  attorney in the Mutual Fund Group,
11/4/1965                                                                             SunAmerica Asset Management, Inc.

Thomas J. Smith;                           Vice President          Since 2002         Vice President and Head of Compliance,
522 Fifth Avenue,                          and Assistant                              J.P. Morgan Chase & Co's. asset management
New York, NY 10036;                        Secretary                                  business in the Americas, formerly
6/24/1955                                                                             member of Investment Management - Risk
                                                                                      Management/Compliance Group for the
                                                                                      Chase Manhattan Corporation

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMorgan Fleming European Fund ("EF")
JPMorgan Fleming Japan Fund ("JF")
JPMorgan Fleming International Growth Fund ("IGF")
JPMorgan Fleming International Value Fund ("IVF")
JPMorgan Fleming International Opportunities Fund ("IOF")
JPMorgan Fleming Emerging Markets Equity Fund ("EMF")
JPMorgan Fleming Asia Equity Fund ("AEF")
JPMorgan Select International Equity Fund ("SIEF")

Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2002. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2002. The information necessary to complete your income tax returns for the calendar year ending December 31, 2002 will be received under separate cover.

For the fiscal year ended October 31, 2002, EF, IVF and SIEF intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign tax expenses on October 31, 2002 are as follows:

FUND                          FOREIGN TAX PASS THROUGH
----------------------------------------------------------
Fleming European                     $ 176,668
Fleming International Value            215,844
Select International Equity            438,977

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2002. These shareholders will receive more detailed information along with 2002 Form 1099-DIV.

JPMORGAN FUNDS

U.S. EQUITY FUNDS

Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS

Select Balanced Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

SPECIALTY FUNDS

Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

INTERNATIONAL EQUITY FUNDS

Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Growth Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund
Fleming Asia Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.






                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

      (C) J.P. Morgan Chase & Co., 2002 All Rights Reserved. December 2002

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